Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 97.9%

Communication Services — 4.6%

Advertising — 0.5%
Omnicom Group, Inc. (1)	23,335	$1,278,525

Broadcasting — 0.2%
Discovery, Inc., Class A (1) (2)	21,867	475,607

Cable & Satellite — 0.8%
Charter Communications, Inc., Class A (1) (2)	3,620	1,969,280

Integrated Telecommunication Services — 2.9%
AT&T, Inc. (1)	58,759	1,813,302
Verizon Communications, Inc.	87,468	5,018,914

		6,832,216

Publishing — 0.2%
John Wiley & Sons, Inc., Class A (1)	9,893	397,699

Total Communication Services		10,953,327

Consumer Discretionary — 6.9%

Automotive Retail — 2.2%
AutoZone, Inc. (2)	4,558	5,231,946

Education Services — 1.2%
Bright Horizons Family Solutions, Inc. (1) (2)	21,107	2,361,451
Graham Holdings Co., Class B	1,490	533,763

		2,895,214
General Merchandise Stores — 2.8%
Dollar General Corp.	15,585	2,984,683
Target Corp.	30,320	3,709,046

		6,693,729

Internet Software & Services — 0.3%
eBay, Inc. (1)	16,763	763,387

Specialized Consumer Services — 0.4%
ServiceMaster Global Holdings, Inc. (1) (2)	27,324	898,959

Total Consumer Discretionary		16,483,235

Consumer Staples — 23.4%

Agricultural Products — 1.7%
Ingredion, Inc. (1)	49,418	4,162,478

Food Distributors — 1.5%
Sysco Corp.	63,441	3,499,406

Food Retail — 5.8%
Casey’s General Stores, Inc. (1)	9,002	1,437,889
Kroger Co.	165,932	5,412,702
Sprouts Farmers Market, Inc. (2)	274,505	6,898,311

		13,748,902

Household Products — 0.6%
Church & Dwight Co., Inc. (1)	9,977	748,974
Procter & Gamble Co.	5,483	635,589

		1,384,563

Hypermarkets & Super Centers — 4.5%
Costco Wholesale Corp.	17,745	5,473,800
Walmart, Inc.	42,947	5,328,005

		10,801,805

Packaged Foods & Meats — 7.1%
Campbell Soup Co. (1)	41,470	2,114,141
Flowers Foods, Inc.	121,518	2,866,610
General Mills, Inc.	75,068	4,732,287
Hershey Co.	28,722	3,897,001
J.M. Smucker Co. (1)	4,436	505,393
Kellogg Co. (1)	10,140	662,243
Lamb Weston Holdings, Inc. (1)	13,813	829,609
Tyson Foods, Inc., Class A	19,476	1,196,605

		16,803,889

Soft Drinks — 2.2%
PepsiCo, Inc.	39,911	5,250,292

Total Consumer Staples		55,651,335

Energy — 1.9%

Integrated Oil & Gas — 1.8%
Chevron Corp. (1)	36,880	3,381,896
Exxon Mobil Corp.	19,266	876,025

		4,257,921
Oil & Gas-Exploration & Production — 0.1%
ConocoPhillips	8,741	368,695

Total Energy		4,626,616

Financials — 11.3%

Asset Management & Custody Banks — 0.2%
Bank of New York Mellon Corp.	14,719	547,105

Financial Exchanges & Data — 1.3%
Morningstar, Inc. (1)	19,612	3,006,912

Life & Health Insurance — 1.7%
Aflac, Inc.	109,965	4,010,424

Property & Casualty Insurance — 3.7%
Allstate Corp.	48,947	4,787,506
Axis Capital Holdings, Ltd.	66,555	2,498,475
Travelers Cos., Inc.	14,166	1,515,478

		8,801,459

Regional Banks — 1.7%
Citizens Financial Group, Inc.	62,459	1,505,262
PNC Financial Services Group, Inc.	22,628	2,580,497

		4,085,759

Reinsurance — 2.7%
Everest Re Group, Ltd.	21,095	4,185,459
RenaissanceRe Holdings, Ltd. (1)	13,533	2,271,649

		6,457,108

Total Financials		26,908,767

Healthcare — 17.4%

Biotechnology — 3.8%
Amgen, Inc.	20,472	4,702,418
Gilead Sciences, Inc. (1)	55,725	4,337,077

		9,039,495

Healthcare Equipment — 3.1%
Baxter International, Inc.	45,804	4,122,818
Medtronic PLC	31,883	3,143,026

		7,265,844

Pharmaceuticals — 10.5%
Bristol-Myers Squibb Co.	74,848	4,469,923
Eli Lilly and Co. (1)	39,028	5,969,333
Johnson & Johnson	30,992	4,610,060
Merck & Co., Inc.	59,289	4,785,808
Pfizer, Inc.	137,628	5,256,013

		25,091,137

Total Healthcare		41,396,476

Industrials — 6.9%

Aerospace & Defense — 3.1%
Lockheed Martin Corp.	14,010	5,442,044
Northrop Grumman Corp.	5,769	1,933,769

		7,375,813

Environmental & Facilities Services — 3.6%
Republic Services, Inc.	33,945	2,900,940
Waste Management, Inc.	52,727	5,628,607

		8,529,547

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	4,693	562,503

Total Industrials		16,467,863

Information Technology — 4.7%

Application Software — 1.4%
Citrix Systems, Inc. (1)	22,119	3,276,266

Communications Equipment — 1.7%
Motorola Solutions, Inc.	30,051	4,066,802

Data Processing & Outsourced Services — 1.3%
Genpact, Ltd.	86,052	3,093,570

Internet Services & Infrastructure — 0.3%
Palo Alto Networks, Inc. (2)	2,816	662,520

Total Information Technology		11,099,158

Materials — 2.7%

Gold — 2.7%
Newmont Corp.	108,050	6,317,684

Real Estate — 6.0%

Office REIT’s — 2.1%
Equity Commonwealth	144,616	4,873,559

Residential REIT’s — 1.4%
Equity LifeStyle Properties, Inc. (1)	34,655	2,159,007
Essex Property Trust, Inc. (1)	5,260	1,276,970

		3,435,977

Specialized REIT’s — 2.5%
CubeSmart (1)	19,409	552,380
Extra Space Storage, Inc. (1)	10,117	978,820
Public Storage (1)	22,124	4,485,420

		6,016,620

Total Real Estate		14,326,156

Utilities — 12.1%

Electric Utilities — 9.8%
American Electric Power Co., Inc. (1)	64,620	5,508,855
Avangrid, Inc. (1)	41,197	1,832,442
Duke Energy Corp.	39,316	3,366,629
Entergy Corp.	49,212	5,010,766

Exelon Corp.	115,825	4,437,256
Xcel Energy, Inc. (1)	46,921	3,051,273

		23,207,221
Multi-Utilities — 2.3%
Ameren Corp. (1)	45,741	3,418,225
CMS Energy Corp. (1)	13,094	767,046
Public Service Enterprise Group, Inc. (1)	25,070	1,279,573

		5,464,844

Total Utilities		28,672,065

Total Common Stocks (identified cost $205,277,058)		232,902,682

Short-Term Investments — 13.6%

Collateral Pool Investments for Securities on Loan — 12.5%
Collateral pool allocation (3)		29,810,959

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	2,484,783	2,485,031

Total Short-Term Investments (identified cost $32,295,659)		32,295,990

Total Investments — 111.5% (identified cost $237,572,717)		265,198,672

Other Assets and Liabilities — (11.5)%		(27,387,178)

Total Net Assets — 100.0%		$237,811,494

Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 97.4%

Communication Services — 8.1%

Broadcasting — 0.5%
Nexstar Media Group, Inc., Class A (1)	13,751	$1,145,596

Cable & Satellite — 2.5%
Comcast Corp., Class A	159,193	6,304,043

Integrated Telecommunication Services — 5.1%
AT&T, Inc. (1)	157,281	4,853,692
Verizon Communications, Inc.	140,256	8,047,889

		12,901,581

Total Communication Services		20,351,220

Consumer Discretionary — 7.5%

Apparel, Accessories & Luxury Goods — 0.8%
Ralph Lauren Corp. (1)	25,472	1,923,390

Computer & Electronics Retail — 1.3%
Best Buy Co., Inc.	41,332	3,227,616

General Merchandise Stores — 2.3%
Target Corp.	48,166	5,892,147

Home Improvement Retail — 2.3%
Lowe’s Cos., Inc.	44,181	5,758,993

Hotels, Resorts & Cruise Lines — 0.8%
Wyndham Destinations, Inc. (1)	64,311	2,045,090

Total Consumer Discretionary		18,847,236

Consumer Staples — 7.9%

Food Distributors — 1.9%
Sysco Corp. (1)	88,089	4,858,989

Hypermarkets & Super Centers — 1.0%
Walmart, Inc.	19,907	2,469,662

Packaged Foods & Meats — 1.4%
Tyson Foods, Inc., Class A	54,773	3,365,253

Soft Drinks — 2.0%
PepsiCo, Inc.	38,890	5,115,980

Tobacco — 1.6%
Philip Morris International, Inc. (1)	54,164	3,973,471

Total Consumer Staples		19,783,355

Energy — 4.8%

Integrated Oil & Gas — 0.9%
Chevron Corp.	25,790	2,364,943

Oil & Gas-Exploration & Production — 1.7%
ConocoPhillips	98,208	4,142,413

Oil & Gas-Refining & Marketing — 1.5%
Valero Energy Corp.	54,882	3,657,337

Oil & Gas-Storage & Transportation — 0.7%
Kinder Morgan, Inc.	114,143	1,803,459

Total Energy		11,968,152

Financials — 11.5%

Asset Management & Custody Banks — 2.4%
Ameriprise Financial, Inc. (1)	25,344	3,549,934
Bank of New York Mellon Corp.	62,578	2,326,024

		5,875,958

Consumer Finance — 0.4%
Discover Financial Services (1)	21,321	1,012,961

Diversified Banks — 3.0%
Bank of America Corp.	49,816	1,201,562
Citigroup, Inc.	108,364	5,191,719
Wells Fargo & Co.	40,433	1,070,262

		7,463,543

Investment Banking & Brokerage — 2.3%
Morgan Stanley (1)	131,669	5,819,770

Property & Casualty Insurance — 1.8%
Allstate Corp.	45,497	4,450,061

Regional Banks — 1.6%
Citizens Financial Group, Inc.	128,004	3,084,896
KeyCorp	78,642	931,908

		4,016,804

Total Financials		28,639,097

Healthcare — 15.2%

Biotechnology — 1.9%
AbbVie, Inc.	50,013	4,634,705

Healthcare Equipment — 1.5%
Medtronic PLC	39,221	3,866,406

Healthcare Services — 1.4%
CVS Health Corp. (1)	54,197	3,553,697

Pharmaceuticals — 10.4%
Bristol-Myers Squibb Co.	66,833	3,991,267
Eli Lilly and Co. (1)	16,255	2,486,202
Johnson & Johnson	59,810	8,896,738
Merck & Co., Inc.	73,431	5,927,350
Pfizer, Inc.	121,869	4,654,177

		25,955,734

Total Healthcare		38,010,542

Industrials — 8.4%

Aerospace & Defense — 2.2%
Lockheed Martin Corp. (1)	5,072	1,970,168
Northrop Grumman Corp.	3,979	1,333,761
Raytheon Technologies Corp. (1)	33,710	2,174,969

		5,478,898

Building Products — 0.5%
Trane Technologies PLC	15,317	1,381,747

Construction Machinery & Heavy Trucks — 1.3%
Caterpillar, Inc. (1)	27,049	3,249,396

Electrical Components & Equipment — 1.9%
Eaton Corp. PLC (1)	25,910	2,199,759
Hubbell, Inc. (1)	20,956	2,565,434

		4,765,193

Industrial Machinery — 1.6%
Crane Co. (1)	21,572	1,201,992
Parker-Hannifin Corp. (1)	8,172	1,470,715
Timken Co.	28,755	1,223,237

		3,895,944

Railroads — 0.9%
Union Pacific Corp.	12,791	2,172,679

Total Industrials		20,943,857

Information Technology — 21.3%

Communications Equipment — 4.5%
Cisco Systems, Inc.	147,448	7,050,963
Motorola Solutions, Inc.	30,681	4,152,060

		11,203,023

IT Consulting & Other Services — 0.9%
Amdocs, Ltd. (1)	34,997	2,178,913

Semiconductor Equipment — 2.5%
Applied Materials, Inc. (1)	33,573	1,886,131
KLA Corp. (1)	13,744	2,418,395
Lam Research Corp. (1)	7,454	2,039,936

		6,344,462

Semiconductors — 7.4%
Broadcom, Inc. (1)	21,190	6,172,011
Intel Corp.	52,874	3,327,361
QUALCOMM, Inc.	60,320	4,878,682
Texas Instruments, Inc. (1)	35,217	4,181,666

		18,559,720

Systems Software — 6.0%
Microsoft Corp.	53,221	9,752,749
Oracle Corp. (1)	99,786	5,365,493

		15,118,242

Total Information Technology		53,404,360

Materials — 2.8%

Diversified Chemicals — 1.4%
Huntsman Corp. (1)	197,047	3,576,403

Fertilizers & Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc. (1)	67,486	1,982,064

Paper Packaging — 0.6%
WestRock Co.	54,004	1,515,352

Total Materials		7,073,819

Real Estate — 4.3%

Residential REIT’s — 0.8%
Camden Property Trust	23,473	2,149,423

Specialized REIT’s — 3.5%
CyrusOne, Inc. (1)	23,776	1,767,508
Gaming and Leisure Properties, Inc.	54,071	1,867,612
Lamar Advertising Co., Class A	59,494	3,944,452

Life Storage, Inc. (1)	11,264	1,098,015

		8,677,587

Total Real Estate		10,827,010

Utilities — 5.6%

Electric Utilities — 3.5%
Entergy Corp.	42,798	4,357,693
Exelon Corp.	69,056	2,645,535
NRG Energy, Inc.	46,941	1,692,223

		8,695,451

Independent Power Producers & Energy Traders — 1.7%
AES Corp.	345,730	4,318,168

Multi-Utilities — 0.4%
NiSource, Inc.	40,229	958,657

Total Utilities		13,972,276

Total Common Stocks (identified cost $222,491,610)		243,820,924

Short-Term Investments — 24.2%

Collateral Pool Investments for Securities on Loan — 21.9%
Collateral pool allocation (3)		54,699,179

Mutual Funds — 2.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	5,728,903	5,729,476

Total Short-Term Investments (identified cost $60,425,358)		60,428,655

Total Investments — 121.6% (identified cost $282,916,968)		304,249,579

Other Assets and Liabilities — (21.6)%		(54,004,023)

Total Net Assets — 100.0%		$250,245,556

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Communication Services — 7.8%

Broadcasting — 1.4%
Discovery, Inc., Class A (1) (2)	165,962	$3,609,673

Cable & Satellite — 2.4%
Comcast Corp., Class A (1)	149,578	5,923,289

Integrated Telecommunication Services — 3.4%
AT&T, Inc. (1)	95,715	2,953,765
Verizon Communications, Inc. (1)	94,393	5,416,270

		8,370,035

Interactive Home Entertainment — 0.6%
Electronic Arts, Inc. (1) (2)	12,928	1,588,593

Total Communication Services		19,491,590

Consumer Discretionary — 6.8%

Apparel, Accessories & Luxury Goods — 0.4%
Ralph Lauren Corp. (1)	13,444	1,015,156

Footwear — 1.1%
Deckers Outdoor Corp. (1) (2)	14,182	2,588,640

General Merchandise Stores — 1.8%
Target Corp.	37,426	4,578,323

Homefurnishing Retail — 1.1%
Williams-Sonoma, Inc. (1)	33,890	2,819,987

Internet & Direct Marketing Retail — 1.4%
Expedia Group, Inc.	42,902	3,409,851

Leisure Products — 1.0%
Polaris, Inc. (1)	28,741	2,510,239

Total Consumer Discretionary		16,922,196

Consumer Staples — 11.6%

Food Distributors — 1.9%
Sysco Corp. (1)	49,485	2,729,593
U.S. Foods Holding Corp. (2)	102,887	1,969,257

		4,698,850

Food Retail — 0.8%
Kroger Co. (1)	62,488	2,038,358

Household Products — 2.1%
Procter & Gamble Co.	45,017	5,218,371

Hypermarkets & Super Centers — 2.7%
Walmart, Inc. (1)	54,356	6,743,405

Packaged Foods & Meats — 3.0%
General Mills, Inc. (1)	37,119	2,339,982
Hershey Co. (1)	16,681	2,263,278
Tyson Foods, Inc., Class A	50,040	3,074,457

		7,677,717

Soft Drinks — 1.1%
PepsiCo, Inc.	20,456	2,690,987

Total Consumer Staples		29,067,688

Energy — 3.5%

Oil & Gas-Drilling — 0.5%
Helmerich & Payne, Inc. (1)	56,965	1,146,705

Oil & Gas-Exploration & Production — 3.0%
Cabot Oil & Gas Corp. (1)	156,145	3,097,917
ConocoPhillips (1)	106,729	4,501,829

		7,599,746

Total Energy		8,746,451

Financials — 21.8%

Asset Management & Custody Banks — 1.2%
Ameriprise Financial, Inc. (1)	20,586	2,883,481

Consumer Finance — 1.7%
American Express Co. (1)	20,653	1,963,481
Capital One Financial Corp. (1)	34,836	2,370,241

		4,333,722

Diversified Banks — 4.9%
Bank of America Corp.	277,066	6,682,832
Citigroup, Inc. (1)	116,974	5,604,224

		12,287,056

Investment Banking & Brokerage — 3.2%
Morgan Stanley (1)	139,524	6,166,961
Raymond James Financial, Inc. (1)	25,610	1,774,261

		7,941,222

Other Diversified Financial Services — 0.5%
Voya Financial, Inc.	28,491	1,283,520

Property & Casualty Insurance — 4.3%
Allstate Corp.	57,431	5,617,326
Travelers Cos., Inc.	48,290	5,166,064

		10,783,390

Regional Banks — 4.4%
Citizens Financial Group, Inc. (1)	150,121	3,617,916
KeyCorp (1)	253,893	3,008,632
Regions Financial Corp. (1)	240,927	2,724,885
Zions Bancorp NA (1)	51,976	1,710,270

		11,061,703

Reinsurance — 1.6%
Everest Re Group, Ltd.	19,930	3,954,311

Total Financials		54,528,405

Healthcare — 18.0%

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (1) (2)	27,007	3,238,139
Exelixis, Inc. (2)	100,365	2,480,019

		5,718,158

Healthcare Equipment — 4.8%
Baxter International, Inc. (1)	48,145	4,333,531
Hologic, Inc. (1) (2)	46,022	2,439,166
Medtronic PLC	53,756	5,299,267

		12,071,964

Healthcare Services — 1.0%
Cigna Corp. (1)	12,499	2,466,303

Healthcare Supplies — 0.9%
Dentsply Sirona, Inc.	45,482	2,115,823

Healthcare Technology — 0.7%
Cerner Corp.	25,530	1,861,137

Pharmaceuticals — 8.3%
Eli Lilly and Co. (1)	23,148	3,540,487
Jazz Pharmaceuticals PLC (2)	19,556	2,333,422
Johnson & Johnson	37,480	5,575,150
Merck & Co., Inc. (1)	40,767	3,290,712
Pfizer, Inc.	159,160	6,078,320

		20,818,091

Total Healthcare		45,051,476

Industrials — 9.1%

Aerospace & Defense — 1.2%
Northrop Grumman Corp.	8,654	2,900,821

Agricultural & Farm Machinery — 1.0%
AGCO Corp.	45,180	2,495,292

Airlines — 0.7%
Southwest Airlines Co. (1)	52,473	1,684,383

Building Products — 1.7%
Fortune Brands Home & Security, Inc. (1)	30,155	1,838,249
Masco Corp.	51,837	2,418,196

		4,256,445

Construction & Engineering — 0.5%
Quanta Services, Inc.	34,115	1,259,867

Construction Machinery & Heavy Trucks — 1.2%
Allison Transmission Holdings, Inc. (1)	80,488	3,036,007

Electrical Components & Equipment — 0.5%
Hubbell, Inc. (1)	9,554	1,169,601

Environmental & Facilities Services — 0.6%
Clean Harbors, Inc. (1) (2)	25,544	1,517,058

Railroads — 0.8%
Kansas City Southern (1)	14,166	2,132,266

Trading Companies & Distributors — 0.9%
United Rentals, Inc. (1) (2)	15,428	2,142,795

Total Industrials		22,594,535

Information Technology — 10.0%

Communications Equipment — 2.3%
Cisco Systems, Inc.	52,430	2,507,202
F5 Networks, Inc. (2)	22,840	3,309,973

		5,817,175

Data Processing & Outsourced Services — 0.8%
Euronet Worldwide, Inc. (2)	21,696	2,055,262

Electronic Components — 0.5%
Dolby Laboratories, Inc., Class A (1)	19,228	1,167,716

IT Consulting & Other Services — 0.8%
CACI International, Inc., Class A (1) (2)	7,707	1,932,762

Semiconductors — 2.5%
Intel Corp.	97,922	6,162,232

Systems Software — 3.1%
Microsoft Corp.	20,242	3,709,347
Oracle Corp. (1)	76,377	4,106,791

		7,816,138

Total Information Technology		24,951,285

Materials — 1.1%

Diversified Chemicals — 0.6%
Huntsman Corp.	76,900	1,395,735

Steel — 0.5%
Steel Dynamics, Inc. (1)	47,636	1,265,212

Total Materials		2,660,947

Real Estate — 3.3%

Residential REIT’s — 1.1%
Camden Property Trust	30,268	2,771,641

Retail REIT’s — 0.7%
Brixmor Property Group, Inc. (1)	167,189	1,865,829

Specialized REIT’s — 1.5%
Gaming and Leisure Properties, Inc. (1)	52,900	1,827,166
Lamar Advertising Co., Class A	27,483	1,822,123

		3,649,289

Total Real Estate		8,286,759

Utilities — 5.2%

Electric Utilities — 2.7%
Entergy Corp. (1)	41,871	4,263,305
NRG Energy, Inc. (1)	70,497	2,541,417

		6,804,722

Independent Power Producers & Energy Traders — 1.7%
AES Corp.	328,829	4,107,074

Multi-Utilities — 0.8%
NiSource, Inc. (1)	85,397	2,035,011

Total Utilities		12,946,807

Total Common Stocks (identified cost $238,645,417)		245,248,139

Short-Term Investments — 26.1%

Collateral Pool Investments for Securities on Loan — 25.7%
Collateral pool allocation (3)		64,380,015

Mutual Funds — 0.4%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	944,450	944,545

Total Short-Term Investments (identified cost $65,323,919)		65,324,560

Total Investments — 124.3% (identified cost $303,969,336)		310,572,699

Other Assets and Liabilities — (24.3)%		(60,812,397)

Total Net Assets — 100.0%		$249,760,302

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value

Common Stocks — 98.2%

Communication Services — 13.4%
Cable & Satellite — 0.8%
Charter Communications, Inc., Class A (1) (2)	6,712	$3,651,328

Interactive Home Entertainment — 2.5%
Electronic Arts, Inc. (2)	51,453	6,322,544
Take-Two Interactive Software, Inc. (2)	41,569	5,660,451

		11,982,995

Interactive Media & Services — 10.1%
Alphabet, Inc., Class A (2)	3,855	5,526,219
Alphabet, Inc., Class C (2)	13,779	19,689,089
Facebook, Inc., Class A (2)	97,675	21,985,666

		47,200,974

Total Communication Services		62,835,297

Consumer Discretionary — 10.6%

Apparel Retail — 0.8%
Burlington Stores, Inc. (1) (2)	17,550	3,679,709

Casinos & Gaming — 0.9%
MGM Resorts International (1)	235,504	4,045,959

Footwear — 1.3%
Deckers Outdoor Corp. (2)	19,723	3,600,039
Skechers U.S.A., Inc., Class A (1) (2)	77,830	2,437,636

		6,037,675

General Merchandise Stores — 1.1%
Target Corp.	43,831	5,361,846

Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc. (2)	9,791	23,913,244
Expedia Group, Inc.	55,060	4,376,169

		28,289,413

Specialty Stores — 0.5%
Ulta Beauty, Inc. (2)	8,828	2,154,120

Total Consumer Discretionary		49,568,722

Consumer Staples — 3.3%

Household Products — 0.8%
Procter & Gamble Co.	30,580	3,544,834

Hypermarkets & Super Centers — 1.1%
Walmart, Inc.	41,963	5,205,930

Packaged Foods & Meats — 1.4%
Hershey Co.	48,958	6,642,621

Total Consumer Staples		15,393,385

Financials — 4.0%

Consumer Finance — 1.6%
American Express Co.	77,790	7,395,495

Diversified Banks — 0.5%
U.S. Bancorp	69,624	2,475,830

Property & Casualty Insurance — 1.5%
Allstate Corp.	75,101	7,345,629

Reinsurance — 0.4%
Everest Re Group, Ltd.	8,732	1,732,516

Total Financials		18,949,470

Healthcare — 17.2%

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc. (2)	41,556	4,982,565
Amgen, Inc.	25,427	5,840,582
Exelixis, Inc. (2)	129,161	3,191,568
Vertex Pharmaceuticals, Inc. (2)	28,980	8,345,081

		22,359,796

Healthcare Equipment — 1.4%
Baxter International, Inc.	22,073	1,986,791
Masimo Corp. (1) (2)	20,156	4,841,269

		6,828,060

Healthcare Supplies — 1.3%
Align Technology, Inc. (1) (2)	24,600	6,042,252

Healthcare Technology — 1.3%
Cerner Corp. (1)	30,750	2,241,675
Veeva Systems, Inc., Class A (1) (2)	16,840	3,685,771

		5,927,446

Managed Healthcare — 1.7%
Humana, Inc.	13,576	5,574,984
UnitedHealth Group, Inc.	7,414	2,260,158

		7,835,142

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	70,242	4,194,852
Eli Lilly and Co. (1)	25,738	3,936,627
Horizon Therapeutics PLC (1) (2)	136,812	6,940,473
Jazz Pharmaceuticals PLC (2)	25,868	3,086,570
Merck & Co., Inc.	162,949	13,153,243

		31,311,765

Total Healthcare		80,304,461

Industrials — 8.6%

Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	46,230	4,636,869

Airlines — 0.9%
Southwest Airlines Co. (1)	125,465	4,027,427

Construction Machinery & Heavy Trucks — 1.1%
Allison Transmission Holdings, Inc.	131,048	4,943,131

Electrical Components & Equipment — 1.7%
Acuity Brands, Inc. (1)	24,111	2,077,162
Hubbell, Inc. (1)	18,373	2,249,223
Sensata Technologies Holding PLC (2)	102,517	3,654,731

		7,981,116

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	13,384	1,604,206

Railroads — 1.4%
Kansas City Southern (1)	42,330	6,371,512

Research & Consulting Services — 0.9%
TransUnion	50,305	4,340,818

Trading Companies & Distributors — 1.3%
WW Grainger, Inc. (1)	19,918	6,167,011

Total Industrials		40,072,090

Information Technology — 37.8%

Application Software — 4.0%
Adobe, Inc. (2)	26,321	10,175,699
salesforce.com, Inc. (1) (2)	49,360	8,627,634

		18,803,333

Communications Equipment — 2.4%
F5 Networks, Inc. (2)	49,153	7,123,253
Motorola Solutions, Inc.	28,736	3,888,843

		11,012,096

Data Processing & Outsourced Services — 6.4%
Mastercard, Inc., Class A (1)	51,907	15,618,297
Visa, Inc., Class A (1)	73,050	14,262,282

		29,880,579

Electronic Components — 0.9%
Dolby Laboratories, Inc., Class A	67,857	4,120,956

Internet Services & Infrastructure — 2.4%
Akamai Technologies, Inc. (1) (2)	55,268	5,847,354
Palo Alto Networks, Inc. (2)	21,887	5,149,355

		10,996,709

Semiconductor Equipment — 1.9%
Entegris, Inc.	46,793	2,801,965
Lam Research Corp.	22,594	6,183,300

		8,985,265

Semiconductors — 1.1%
Broadcom, Inc.	18,124	5,278,977

Systems Software — 12.2%
Fortinet, Inc. (2)	79,643	11,086,306
Microsoft Corp.	199,346	36,530,154
Oracle Corp.	177,870	9,564,070

		57,180,530

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	96,398	30,648,780

Total Information Technology		176,907,225

Real Estate — 3.3%

Real Estate Services — 0.5%
CBRE Group, Inc., Class A (1) (2)	49,494	2,176,746

Residential REIT’s — 0.4%
Mid-America Apartment Communities, Inc.	18,052	2,100,531

Retail REIT’s — 0.3%
Spirit Realty Capital, Inc.	45,250	1,286,457

Specialized REIT’s — 2.1%
CyrusOne, Inc.	30,568	2,272,425
Lamar Advertising Co., Class A	30,790	2,041,377

Life Storage, Inc.	59,540	5,803,959

		10,117,761

Total Real Estate		15,681,495

Total Common Stocks (identified cost $327,770,940)		459,712,145

Short-Term Investments — 14.7%

Collateral Pool Investments for Securities on Loan — 13.0%
Collateral pool allocation (3)		60,888,548

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	7,671,213	7,671,981

Total Short-Term Investments (identified cost $68,558,477)		68,560,529

Total Investments — 112.9% (identified cost $396,329,417)		528,272,674

Other Assets and Liabilities — (12.9)%		(60,311,633)

Total Net Assets — 100.0%		$467,961,041

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 98.6%

Communication Services — 3.4%

Advertising — 1.2%
Interpublic Group of Cos., Inc.	74,878	$1,281,163

Broadcasting — 1.1%
Discovery, Inc., Class A (1) (2)	51,046	1,110,250

Cable & Satellite — 1.1%
DISH Network Corp., Class A (2)	35,180	1,113,447

Total Communication Services		3,504,860

Consumer Discretionary — 7.8%

Apparel, Accessories & Luxury Goods — 1.8%
PVH Corp. (1)	17,209	782,493
Ralph Lauren Corp. (1)	13,989	1,056,310

		1,838,803

Auto Parts & Equipment — 1.0%
Lear Corp.	9,952	1,055,410

Automotive Retail — 1.1%
AutoZone, Inc. (2)	991	1,137,529

Consumer Electronics — 1.0%
Garmin, Ltd. (1)	11,140	1,004,494

Education Services — 1.0%
Graham Holdings Co., Class B	2,672	957,190

Internet & Direct Marketing Retail — 0.9%
Expedia Group, Inc.	11,565	919,186

Restaurants — 1.0%
Aramark (1)	37,760	977,606

Total Consumer Discretionary		7,890,218

Consumer Staples — 5.5%

Agricultural Products — 1.7%
Ingredion, Inc. (1)	20,964	1,765,798

Brewers — 1.3%
Molson Coors Beverage Co., Class B	33,238	1,261,714

Food Distributors — 1.1%
Sysco Corp.	19,899	1,097,629

Packaged Foods & Meats — 1.4%
Hershey Co.	10,698	1,451,505

Total Consumer Staples		5,576,646

Energy — 1.5%

Oil & Gas-Exploration & Production — 1.1%
Continental Resources, Inc. (1)	27,771	339,639
Pioneer Natural Resources Co.	8,434	772,555

		1,112,194

Oil & Gas-Refining & Marketing — 0.4%
PBF Energy, Inc., Class A	43,223	459,028

Total Energy		1,571,222

Financials — 13.3%

Asset Management & Custody Banks — 1.9%
Ameriprise Financial, Inc.	13,772	1,929,044

Investment Banking & Brokerage — 2.6%
Evercore, Inc., Class A (1)	24,646	1,358,241
Raymond James Financial, Inc. (1)	19,347	1,340,360

		2,698,601

Life & Health Insurance — 2.1%
Athene Holding, Ltd., Class A (2)	40,665	1,174,812
Principal Financial Group, Inc. (1)	25,087	968,860

		2,143,672

Multi-Line Insurance — 2.9%
American Financial Group, Inc.	15,494	933,359
Hartford Financial Services Group, Inc.	51,737	1,981,010

		2,914,369

Regional Banks — 3.8%
Comerica, Inc. (1)	17,763	645,685
Regions Financial Corp.	102,693	1,161,458
Signature Bank (1)	11,718	1,205,899
Umpqua Holdings Corp.	73,733	839,819

		3,852,861

Total Financials		13,538,547

Healthcare — 11.9%

Biotechnology — 1.0%
Exelixis, Inc. (2)	39,785	983,087

Healthcare Equipment — 5.1%
Hologic, Inc. (2)	28,017	1,484,901
Steris PLC	11,199	1,857,802
Zimmer Biomet Holdings, Inc.	14,756	1,864,273

		5,206,976

Healthcare Facilities — 1.8%
Encompass Health Corp. (1)	25,022	1,832,862

Healthcare Supplies — 1.3%
Dentsply Sirona, Inc.	28,390	1,320,703

Life Sciences Tools & Services — 1.2%
Charles River Laboratories International, Inc. (1) (2)	6,744	1,211,627

Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC (2)	12,728	1,518,705

Total Healthcare		12,073,960

Industrials — 14.5%

Agricultural & Farm Machinery — 1.0%
AGCO Corp.	18,991	1,048,873

Airlines — 0.7%
JetBlue Airways Corp. (1) (2)	68,888	693,702

Construction & Engineering — 2.6%
Quanta Services, Inc.	27,737	1,024,327
Valmont Industries, Inc. (1)	14,467	1,649,238

		2,673,565

Construction Machinery & Heavy Trucks — 2.5%
Allison Transmission Holdings, Inc.	33,412	1,260,301
Cummins, Inc. (1)	7,464	1,265,894

		2,526,195

Electrical Components & Equipment — 3.1%
Hubbell, Inc. (1)	12,276	1,502,828
Regal Beloit Corp.	19,907	1,583,403

		3,086,231

Environmental & Facilities Services — 1.8%
Clean Harbors, Inc. (2)	12,880	764,943
Republic Services, Inc.	12,459	1,064,746

		1,829,689

Industrial Machinery — 0.9%
Crane Co.	16,816	936,988

Research & Consulting Services — 1.0%
TransUnion	12,150	1,048,424

Trucking — 0.9%
Ryder System, Inc. (1)	25,331	867,840

Total Industrials		14,711,507

Information Technology — 10.6%

Application Software — 1.2%
SS&C Technologies Holdings, Inc.	22,111	1,280,116

Data Processing & Outsourced Services — 1.1%
Maximus, Inc. (1)	15,373	1,107,163

Electronic Components — 1.4%
Dolby Laboratories, Inc., Class A	22,963	1,394,543

Electronic Equipment & Instruments — 1.6%
National Instruments Corp. (1)	41,902	1,622,445

Electronic Manufacturing Services — 1.6%
Jabil, Inc. (1)	53,506	1,600,900

Internet Services & Infrastructure — 1.0%
Akamai Technologies, Inc. (1) (2)	9,382	992,616

Semiconductors — 1.7%
ON Semiconductor Corp. (1) (2)	106,319	1,753,200

Systems Software — 1.0%
NortonLifeLock, Inc.	43,410	988,880

Total Information Technology		10,739,863

Materials — 6.1%

Commodity Chemicals — 1.3%
Valvoline, Inc.	74,348	1,364,286

Metal & Glass Containers — 1.1%
Crown Holdings, Inc. (2)	17,052	1,115,712

Paper Packaging — 1.0%
WestRock Co.	36,310	1,018,859

Specialty Chemicals — 1.0%
Celanese Corp. (1)	10,764	967,791

Steel — 1.7%
Steel Dynamics, Inc.	64,993	1,726,214

Total Materials		6,192,862

Real Estate — 13.1%

Office REIT’s — 1.2%
Boston Properties, Inc. (1)	13,807	1,187,126

Residential REIT’s — 7.0%
AvalonBay Communities, Inc. (1)	10,468	1,633,113
Camden Property Trust	20,106	1,841,106
Essex Property Trust, Inc. (1)	6,428	1,560,526
Mid-America Apartment Communities, Inc.	8,357	972,420
UDR, Inc.	29,699	1,098,269

		7,105,434

Retail REIT’s — 1.2%
Realty Income Corp. (1)	22,847	1,263,667

Specialized REIT’s — 3.7%
Gaming and Leisure Properties, Inc.	37,061	1,280,087
Lamar Advertising Co., Class A	23,328	1,546,647
Life Storage, Inc.	9,536	929,569

		3,756,303

Total Real Estate		13,312,530

Utilities — 10.9%

Electric Utilities — 6.4%
Entergy Corp.	18,588	1,892,630
IDACORP, Inc.	18,120	1,689,328
NRG Energy, Inc.	44,531	1,605,343
Portland General Electric Co.	28,640	1,349,230

		6,536,531

Gas Utilities — 2.2%
One Gas, Inc. (1)	11,268	946,174
UGI Corp.	39,077	1,244,211

		2,190,385

Independent Power Producers & Energy Traders — 0.9%
AES Corp.	73,994	924,185

Multi-Utilities — 1.4%
MDU Resources Group, Inc.	67,488	1,468,539

Total Utilities		11,119,640

Total Common Stocks (identified cost $109,036,596)		100,231,855

Short-Term Investments — 22.0%

Collateral Pool Investments for Securities on Loan — 20.7%
Collateral pool allocation (3)		21,038,663

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	1,303,862	1,303,992

Total Short-Term Investments (identified cost $22,342,655)		22,342,655

Total Investments — 120.6% (identified cost $131,379,251)		122,574,510

Other Assets and Liabilities — (20.6)%		(20,968,705)

Total Net Assets — 100.0%		$101,605,805

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 98.4%

Communication Services — 2.9%

Interactive Home Entertainment — 2.9%
Take-Two Interactive Software, Inc. (2)	10,094	$1,374,500
Zynga, Inc., Class A (1) (2)	137,147	1,254,895

Total Communication Services		2,629,395

Consumer Discretionary — 10.6%

Apparel Retail — 1.6%
Burlington Stores, Inc. (1) (2)	6,818	1,429,530

Automotive Retail — 1.1%
O’Reilly Automotive, Inc. (2)	2,498	1,042,265

Casinos & Gaming — 0.9%
MGM Resorts International (1)	50,226	862,883

Footwear — 1.6%
Deckers Outdoor Corp. (2)	8,020	1,463,891

General Merchandise Stores — 1.0%
Dollar General Corp.	4,958	949,506

Home Furnishings — 1.5%
Tempur Sealy International, Inc. (2)	21,125	1,377,984

Hotels, Resorts & Cruise Lines — 1.1%
Hilton Worldwide Holdings, Inc. (1)	12,783	1,013,820

Leisure Products — 1.8%
Polaris, Inc.	19,132	1,670,989

Total Consumer Discretionary		9,810,868

Consumer Staples — 2.5%

Food Distributors — 1.1%
U.S. Foods Holding Corp. (2)	55,524	1,062,729

Food Retail — 1.4%
Sprouts Farmers Market, Inc. (2)	51,208	1,286,857

Total Consumer Staples		2,349,586

Financials — 3.4%

Investment Banking & Brokerage — 1.2%
LPL Financial Holdings, Inc. (1)	15,673	1,118,895

Property & Casualty Insurance — 1.0%
Hanover Insurance Group, Inc.	9,145	917,701

Reinsurance — 1.2%
Everest Re Group, Ltd.	5,785	1,147,802

Total Financials		3,184,398

Healthcare — 19.0%

Biotechnology — 4.7%
Exelixis, Inc. (2)	48,076	1,187,958

Incyte Corp. (1) (2)	9,339	951,737
Ionis Pharmaceuticals, Inc. (1) (2)	16,867	948,094
Neurocrine Biosciences, Inc. (1) (2)	10,731	1,338,800

		4,426,589

Healthcare Equipment — 5.9%
ABIOMED, Inc. (1) (2)	4,681	1,048,076
DexCom, Inc. (1) (2)	2,991	1,131,525
IDEXX Laboratories, Inc. (1) (2)	4,256	1,314,593
Masimo Corp. (1) (2)	3,104	745,550
Teleflex, Inc.	3,440	1,248,239

		5,487,983

Healthcare Supplies — 2.1%
Align Technology, Inc. (1) (2)	4,208	1,033,569
Haemonetics Corp. (1) (2)	8,267	906,724

		1,940,293

Healthcare Technology — 1.6%
Veeva Systems, Inc., Class A (1) (2)	6,679	1,461,833

Life Sciences Tools & Services — 3.8%
Bio-Rad Laboratories, Inc., Class A (2)	2,760	1,356,043
Bio-Techne Corp.	4,614	1,221,787
PRA Health Sciences, Inc. (1) (2)	9,093	941,126

		3,518,956

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC (2)	6,978	832,615

Total Healthcare		17,668,269

Industrials — 14.5%

Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	9,852	988,156

Building Products — 1.5%
Fortune Brands Home & Security, Inc.	22,197	1,353,129

Construction & Engineering — 0.9%
Valmont Industries, Inc.	7,522	857,508

Construction Machinery & Heavy Trucks — 1.5%
Cummins, Inc.	8,162	1,384,275

Electrical Components & Equipment — 2.5%
Hubbell, Inc. (1)	9,793	1,198,859
Sensata Technologies Holding PLC (2)	32,395	1,154,882

		2,353,741

Environmental & Facilities Services — 1.4%
Clean Harbors, Inc. (2)	21,332	1,266,907

Human Resource & Employment Services — 0.7%
Insperity, Inc.	12,389	642,246

Industrial Machinery — 2.3%
Flowserve Corp. (1)	30,227	788,925
ITT, Inc. (1)	24,231	1,398,128

		2,187,053

Research & Consulting Services — 2.6%
CoStar Group, Inc. (2)	1,798	1,180,926
TransUnion	14,650	1,264,149

		2,445,075

Total Industrials		13,478,090

Information Technology — 38.5%

Application Software — 10.4%
Dropbox, Inc. (2)	43,557	983,081
HubSpot, Inc. (1) (2)	6,584	1,316,405
New Relic, Inc. (1) (2)	23,486	1,553,599
Paylocity Holding Corp. (1) (2)	7,122	925,896
PTC, Inc. (1) (2)	17,975	1,372,930
Splunk, Inc. (1) (2)	9,324	1,732,772
Synopsys, Inc. (2)	9,490	1,716,836

		9,601,519

Communications Equipment — 3.7%
Ciena Corp. (1) (2)	26,131	1,443,999
F5 Networks, Inc. (2)	8,951	1,297,179
Motorola Solutions, Inc.	5,278	714,272

		3,455,450

Data Processing & Outsourced Services — 5.7%
Euronet Worldwide, Inc. (2)	13,688	1,296,664
Genpact, Ltd.	43,636	1,568,714
Square, Inc. (1) (2)	18,329	1,486,116
WEX, Inc. (2)	6,300	932,904

		5,284,398

Electronic Components — 1.1%
Dolby Laboratories, Inc., Class A	17,220	1,045,771

Electronic Equipment & Instruments — 1.7%
Keysight Technologies, Inc. (1) (2)	14,794	1,599,675

Internet Services & Infrastructure — 3.7%
GoDaddy, Inc., Class A (1) (2)	21,977	1,697,723
Palo Alto Networks, Inc. (2)	7,374	1,734,881

		3,432,604

IT Consulting & Other Services — 1.6%
EPAM Systems, Inc. (2)	6,576	1,516,689

Semiconductor Equipment — 4.3%
KLA Corp. (1)	7,969	1,402,225
SolarEdge Technologies, Inc. (1) (2)	8,103	1,149,816
Teradyne, Inc. (1)	21,838	1,463,583

		4,015,624

Semiconductors — 2.5%
Maxim Integrated Products, Inc. (1)	20,185	1,164,271
ON Semiconductor Corp. (1) (2)	67,479	1,112,728

		2,276,999

Systems Software — 2.2%
FireEye, Inc. (1) (2)	88,267	1,101,572
Proofpoint, Inc. (2)	8,304	965,506

		2,067,078

Technology Hardware, Storage & Peripherals — 1.6%
Pure Storage, Inc., Class A (1) (2)	83,159	1,464,430

Total Information Technology		35,760,237

Materials — 2.9%

Commodity Chemicals — 1.1%
Valvoline, Inc.	55,429	1,017,122

Specialty Chemicals — 1.2%
Axalta Coating Systems, Ltd. (2)	48,295	1,116,097

Steel — 0.6%
Steel Dynamics, Inc.	21,937	582,647

Total Materials		2,715,866

Real Estate — 4.1%

Office REIT’s — 0.7%
Boston Properties, Inc.	7,893	678,640

Real Estate Services — 1.3%
CBRE Group, Inc., Class A (2)	26,654	1,172,243

Residential REIT’s — 2.1%
Equity LifeStyle Properties, Inc.	18,435	1,148,501
Essex Property Trust, Inc.	3,174	770,552

		1,919,053

Total Real Estate		3,769,936

Total Common Stocks (identified cost $79,834,512)		91,366,645

Short-Term Investments — 34.0%

Collateral Pool Investments for Securities on Loan — 33.3%
Collateral pool allocation (3)		30,920,827

Mutual Funds — 0.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	617,327	617,389

Total Short-Term Investments (identified cost $31,538,215)		31,538,216

Total Investments — 132.4% (identified cost $111,372,727)		122,904,861

Other Assets and Liabilities — (32.4)%		(30,051,677)

Total Net Assets — 100.0%		$92,853,184

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 99.1%

Consumer Discretionary — 11.0%

Auto Parts & Equipment — 1.4%
Dana, Inc.	33,238	$420,128
Stoneridge, Inc. (2)	9,042	186,085

		606,213

Automotive Retail — 1.1%
Murphy USA, Inc. (2)	4,189	486,343

Consumer Electronics — 0.3%
Universal Electronics, Inc. (2)	2,970	134,363

Education Services — 1.4%
Graham Holdings Co., Class B	487	174,458
K12, Inc. (2)	17,546	431,983

		606,441

Footwear — 1.3%
Crocs, Inc. (2)	4,553	130,443
Deckers Outdoor Corp. (2)	2,479	452,492

		582,935

Home Furnishings — 0.7%
La-Z-Boy, Inc. (1)	12,214	314,144

Homebuilding — 2.3%
KB Home (1)	14,179	469,041
M/I Homes, Inc. (1) (2)	4,276	143,160
Meritage Homes Corp. (1) (2)	5,907	410,537

		1,022,738

Homefurnishing Retail — 0.3%
Sleep Number Corp. (2)	4,679	145,844

Leisure Products — 1.1%
Acushnet Holdings Corp. (1)	8,806	294,296
Johnson Outdoors, Inc., Class A	2,426	188,282

		482,578

Restaurants — 0.5%
Dine Brands Global, Inc.	4,422	200,715

Specialty Stores — 0.6%
Hibbett Sports, Inc. (1) (2)	13,935	269,224

Total Consumer Discretionary		4,851,538

Consumer Staples — 3.2%

Food Distributors — 0.8%
Chefs’ Warehouse, Inc. (2)	11,433	169,209
SpartanNash Co. (1)	8,959	191,812

		361,021

Household Products — 1.6%
Central Garden & Pet Co., Class A (2)	13,288	455,247
Spectrum Brands Holdings, Inc.	4,963	234,849

		690,096

Personal Products — 0.8%
elf Beauty, Inc. (2)	12,745	218,449

Inter Parfums, Inc. (1)	2,710	125,771

		344,220

Total Consumer Staples		1,395,337

Energy — 2.0%

Oil & Gas-Equipment & Services — 1.1%
Liberty Oilfield Services, Inc., Class A	24,027	123,739
Matrix Service Co. (2)	16,012	176,452
Select Energy Services, Inc., Class A (2)	34,830	206,890

		507,081

Oil & Gas-Refining & Marketing — 0.9%
World Fuel Services Corp.	15,087	384,417

Total Energy		891,498

Financials — 24.6%

Asset Management & Custody Banks — 0.2%
Waddell & Reed Financial, Inc., Class A (1)	6,923	90,276

Consumer Finance — 0.6%
Nelnet, Inc., Class A	5,708	281,347

Investment Banking & Brokerage — 2.0%
Evercore, Inc., Class A	5,614	309,388
Stifel Financial Corp.	11,713	558,827

		868,215

Life & Health Insurance — 1.0%
American Equity Investment Life Holding Co.	19,442	421,697

Multi-Line Insurance — 1.0%
National General Holdings Corp. (1)	21,987	446,336

Property & Casualty Insurance — 0.7%
Employers Holdings, Inc.	10,831	323,739

Regional Banks — 14.4%
1st Source Corp. (1)	5,342	184,780
Atlantic Capital Bancshares, Inc. (2)	11,128	126,859
Bancorp, Inc. (1) (2)	25,182	221,602
Boston Private Financial Holdings, Inc.	28,253	194,098
Bryn Mawr Bank Corp.	4,381	121,660
Cathay General Bancorp	18,965	515,658
Central Pacific Financial Corp.	18,227	293,637
Community Trust Bancorp, Inc.	4,233	139,012
Financial Institutions, Inc.	5,289	93,562
First Bancorp/Southern Pines NC	7,659	194,692
First Commonwealth Financial Corp.	27,786	227,290
Great Southern Bancorp, Inc. (1)	2,240	90,854
Great Western Bancorp, Inc.	18,757	267,100
Hancock Whitney Corp. (1)	18,016	389,506
Heartland Financial USA, Inc.	4,721	151,119
Hilltop Holdings, Inc. (1)	21,828	407,965
Independent Bank Corp.	10,388	143,562
International Bancshares Corp. (1)	15,981	491,895
Lakeland Bancorp, Inc.	8,487	94,206
Peapack Gladstone Financial Corp. (1)	5,720	107,708
Preferred Bank	6,800	255,476
QCR Holdings, Inc.	3,361	102,074
Sandy Spring Bancorp, Inc.	11,775	285,544
Umpqua Holdings Corp.	16,271	185,327
Univest Financial Corp.	7,101	116,740
Webster Financial Corp.	12,542	354,939
Wintrust Financial Corp.	8,948	379,037

Zions Bancorp NA (1)	6,670	219,476

		6,355,378

Thrifts & Mortgage Finance — 4.7%
Axos Financial, Inc. (2)	12,717	277,231
Essent Group, Ltd.	11,758	388,602
Flagstar Bancorp, Inc.	12,986	380,490
HomeStreet, Inc.	9,920	236,294
NMI Holdings, Inc., Class A (1) (2)	16,886	259,453
TrustCo Bank Corp.	31,255	196,906
Walker & Dunlop, Inc. (1)	8,328	337,284

		2,076,260

Total Financials		10,863,248

Healthcare — 9.9%

Biotechnology — 2.4%
Alkermes PLC (2)	14,254	233,195
Castle Biosciences, Inc. (1) (2)	3,858	148,263
Coherus Biosciences, Inc. (1) (2)	11,998	223,643
Emergent BioSolutions, Inc. (1) (2)	5,481	457,609

		1,062,710

Healthcare Equipment — 3.1%
AngioDynamics, Inc. (2)	17,313	176,766
CONMED Corp. (1)	5,031	369,326
Integer Holdings Corp. (1) (2)	5,068	401,284
NuVasive, Inc. (2)	2,260	136,956
Orthofix Medical, Inc. (2)	8,190	279,115

		1,363,447

Healthcare Facilities — 0.6%
Surgery Partners, Inc. (2)	19,679	263,797

Healthcare Supplies — 0.6%
OraSure Technologies, Inc. (1) (2)	17,114	248,838

Healthcare Technology — 2.2%
Computer Programs & Systems, Inc.	7,452	164,838
HealthStream, Inc. (1) (2)	9,792	223,062
HMS Holdings Corp. (1) (2)	14,221	444,264
Inspire Medical Systems, Inc. (1) (2)	1,425	116,194

		948,358

Life Sciences Tools & Services — 1.0%
Luminex Corp.	14,685	457,585

Total Healthcare		4,344,735

Industrials — 16.2%

Air Freight & Logistics — 1.2%
Echo Global Logistics, Inc. (1) (2)	16,481	341,157
Hub Group, Inc., Class A (2)	3,819	178,614

		519,771

Building Products — 2.8%
Builders FirstSource, Inc. (2)	20,031	416,845
Masonite International Corp. (2)	4,404	292,337
Patrick Industries, Inc.	6,523	338,348
Quanex Building Products Corp.	16,514	204,774

		1,252,304

Construction & Engineering — 1.6%
EMCOR Group, Inc. (1)	3,939	250,323
Northwest Pipe Co. (2)	4,374	109,744
Valmont Industries, Inc.	2,968	338,352

		698,419

Diversified Support Services — 0.8%
UniFirst Corp.	2,058	370,028

Electrical Components & Equipment — 0.8%
Regal Beloit Corp.	4,609	366,600

Environmental & Facilities Services — 0.7%
Clean Harbors, Inc. (2)	5,220	310,016

Human Resource & Employment Services — 1.1%
Heidrick & Struggles International, Inc. (1)	9,860	218,695
TrueBlue, Inc. (2)	16,032	247,855

		466,550

Industrial Machinery — 1.7%
Columbus McKinnon Corp.	9,480	288,287
EnPro Industries, Inc. (1)	2,575	116,081
Lydall, Inc. (2)	12,065	130,543
Watts Water Technologies, Inc., Class A	2,791	232,100

		767,011

Office Services & Supplies — 1.0%
Kimball International, Inc., Class B	10,973	122,788
Steelcase, Inc., Class A	26,592	307,935

		430,723

Research & Consulting Services — 1.5%
CBIZ, Inc. (1) (2)	17,143	388,289
Huron Consulting Group, Inc. (2)	5,834	269,881

		658,170

Trading Companies & Distributors — 2.4%
BMC Stock Holdings, Inc. (1) (2)	19,077	499,245
Foundation Building Materials, Inc. (2)	18,359	244,542
H&E Equipment Services, Inc. (1)	9,698	166,224
Herc Holdings, Inc. (2)	4,359	124,231

		1,034,242

Trucking — 0.6%
ArcBest Corp.	11,280	252,559

Total Industrials		7,126,393

Information Technology — 14.0%

Application Software — 0.6%
Verint Systems, Inc. (2)	5,593	259,347

Communications Equipment — 1.6%
Comtech Telecommunications Corp. (1)	11,008	196,053
Digi International, Inc. (1) (2)	19,595	218,092
NetScout Systems, Inc. (1) (2)	10,042	275,854

		689,999

Data Processing & Outsourced Services — 1.0%
Sykes Enterprises, Inc. (1) (2)	16,677	454,615

Electronic Components — 1.8%
Knowles Corp. (2)	19,894	299,206
Vishay Intertechnology, Inc.	31,240	507,962

		807,168

Electronic Equipment & Instruments — 0.7%
MTS Systems Corp. (1)	9,667	170,236
Vishay Precision Group, Inc. (2)	4,850	114,557

		284,793

Electronic Manufacturing Services — 3.1%
Benchmark Electronics, Inc. (1)	7,899	167,380
CTS Corp. (1)	9,511	202,965
Fabrinet (1) (2)	6,224	397,962
Plexus Corp. (1) (2)	5,486	352,311
Sanmina Corp. (1) (2)	9,898	263,386

		1,384,004

IT Consulting & Other Services — 1.5%
CACI International, Inc., Class A (2)	512	128,399
KBR, Inc.	23,350	547,558

		675,957

Semiconductor Equipment — 2.7%
Amkor Technology, Inc. (2)	45,907	485,696
Onto Innovation, Inc. (2)	1	31
Photronics, Inc. (2)	22,487	269,619
Ultra Clean Holdings, Inc. (2)	20,393	422,747

		1,178,093

Semiconductors — 1.0%
Diodes, Inc. (1) (2)	8,833	429,637

Total Information Technology		6,163,613

Materials — 4.5%

Commodity Chemicals — 1.3%
Koppers Holdings, Inc. (2)	14,706	243,678
Orion Engineered Carbons SA	32,542	359,915

		603,593

Forest Products — 1.0%
Boise Cascade Co.	12,966	441,233

Specialty Chemicals — 1.1%
Stepan Co. (1)	4,852	471,420

Steel — 1.1%
Commercial Metals Co. (1)	15,749	270,253
Schnitzer Steel Industries, Inc., Class A	13,664	214,525

		484,778

Total Materials		2,001,024

Real Estate — 8.3%

Diversified REIT’s — 2.2%
Alexander & Baldwin, Inc. (1)	27,232	310,717
Gladstone Commercial Corp. (1)	8,598	154,076
Lexington Realty Trust	50,749	493,281

		958,074

Industrial REIT’s — 1.7%
First Industrial Realty Trust, Inc. (1)	16,634	630,096
STAG Industrial, Inc.	5,204	139,987

		770,083

Office REIT’s — 2.0%
City Office REIT, Inc.	11,310	104,957
Easterly Government Properties, Inc. (1)	10,536	264,137
Piedmont Office Realty Trust, Inc., Class A (1)	29,895	498,649

		867,743

Retail REIT’s — 1.5%
Getty Realty Corp.	8,758	233,138
RPT Realty	3,213	18,539
Saul Centers, Inc. (1)	3,879	117,844
SITE Centers Corp.	21,386	121,259
Spirit Realty Capital, Inc.	6,400	181,952

		672,732

Specialized REIT’s — 0.9%
National Storage Affiliates Trust (1)	13,010	390,430

Total Real Estate		3,659,062

Utilities — 5.4%

Electric Utilities — 2.3%
IDACORP, Inc.	4,334	404,059

Portland General Electric Co.	12,920	608,661

		1,012,720

Gas Utilities — 1.6%
One Gas, Inc.	3,079	258,544
Southwest Gas Holdings, Inc. (1)	5,849	444,231

		702,775

Multi-Utilities — 1.5%
Black Hills Corp.	7,329	452,273
Unitil Corp. (1)	4,644	223,701

		675,974

Total Utilities		2,391,469

Total Common Stocks (identified cost $47,554,201)		43,687,917

Short-Term Investments — 19.0%

Collateral Pool Investments for Securities on Loan — 17.3%
Collateral pool allocation (3)		7,637,530

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	769,562	769,639

Total Short-Term Investments (identified cost $8,407,012)		8,407,169

Total Investments — 118.1% (identified cost $55,961,213)		52,095,086

Other Assets and Liabilities — (18.1)%		(7,998,437)

Total Net Assets — 100.0%		$44,096,649

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 97.6%

Communication Services — 1.8%

Alternative Carriers — 1.8%
Cogent Communications Holdings, Inc. (1)	1,594	$121,973
Iridium Communications, Inc. (1) (2)	4,489	103,247

Total Communication Services		225,220

Consumer Discretionary — 9.0%

Apparel Retail — 0.5%
Zumiez, Inc. (1) (2)	2,332	56,831

Auto Parts & Equipment — 1.4%
Dana, Inc.	7,752	97,985
Modine Manufacturing Co. (2)	5,920	31,672
Stoneridge, Inc. (2)	2,306	46,626

		176,283

Consumer Electronics — 1.1%
Sonos, Inc. (2)	6,722	73,001
Universal Electronics, Inc. (2)	1,357	61,390

		134,391

Education Services — 1.0%
Graham Holdings Co., Class B	117	41,913
K12, Inc. (2)	3,206	78,932

		120,845

Footwear — 1.7%
Crocs, Inc. (2)	3,097	88,729
Deckers Outdoor Corp. (2)	679	123,938

		212,667

Homebuilding — 2.4%
KB Home (1)	1,903	62,951
Meritage Homes Corp. (1) (2)	1,772	123,154
Skyline Champion Corp. (2)	4,796	119,133

		305,238

Leisure Products — 0.6%
Malibu Boats, Inc., Class A (2)	1,720	81,064

Specialty Stores — 0.3%
Hibbett Sports, Inc. (1) (2)	2,138	41,306

Total Consumer Discretionary		1,128,625

Consumer Staples — 3.4%

Food Distributors — 0.6%
Chefs’ Warehouse, Inc. (1) (2)	4,957	73,364

Household Products — 1.7%
Central Garden & Pet Co., Class A (1) (2)	3,867	132,483
Spectrum Brands Holdings, Inc.	1,812	85,744

		218,227

Packaged Foods & Meats — 0.6%
Hostess Brands, Inc. (2)	5,787	69,878

Personal Products — 0.5%
elf Beauty, Inc. (2)	3,666	62,835

Total Consumer Staples		424,304

Energy — 1.7%

Oil & Gas-Equipment & Services — 1.0%
Matrix Service Co. (2)	4,066	44,807
Select Energy Services, Inc., Class A (2)	7,203	42,786
Solaris Oilfield Infrastructure, Inc., Class A	5,571	38,607

		126,200

Oil & Gas-Refining & Marketing — 0.7%
World Fuel Services Corp.	3,559	90,684

Total Energy		216,884

Financials — 12.8%

Consumer Finance — 0.4%
Nelnet, Inc., Class A (1)	921	45,396

Investment Banking & Brokerage — 1.7%
Evercore, Inc., Class A	1,705	93,962
Oppenheimer Holdings, Inc., Class A	1,402	29,694
Stifel Financial Corp.	1,929	92,033

		215,689

Life & Health Insurance — 0.9%
Primerica, Inc. (1)	1,011	114,890

Property & Casualty Insurance — 0.8%
Employers Holdings, Inc. (1)	3,220	96,246

Regional Banks — 6.2%
1st Source Corp. (1)	1,421	49,152
Bancorp, Inc. (2)	4,030	35,464
Cathay General Bancorp (1)	4,173	113,464
Central Pacific Financial Corp.	5,523	88,976
Community Trust Bancorp, Inc.	765	25,123
First Bancorp/Southern Pines NC	1,354	34,419
First Financial Corp.	888	31,169
Great Western Bancorp, Inc.	2,235	31,826
Hancock Whitney Corp.	1,861	40,235
Hanmi Financial Corp.	3,972	35,867
Hilltop Holdings, Inc. (1)	5,167	96,571
Peapack Gladstone Financial Corp. (1)	1,660	31,258
Preferred Bank	1,553	58,346
QCR Holdings, Inc. (1)	717	21,775
Univest Financial Corp.	1,508	24,792
Webster Financial Corp.	2,075	58,722

		777,159

Thrifts & Mortgage Finance — 2.8%
Axos Financial, Inc. (2)	3,093	67,427
Essent Group, Ltd.	2,524	83,418
NMI Holdings, Inc., Class A (1) (2)	4,617	70,940
TrustCo Bank Corp.	8,496	53,525
Walker & Dunlop, Inc.	1,787	72,374

		347,684

Total Financials		1,597,064

Healthcare — 23.7%

Biotechnology — 8.8%
Acceleron Pharma, Inc. (2)	508	50,206
Alkermes PLC (2)	3,789	61,988
Amicus Therapeutics, Inc. (2)	3,047	38,011
BioSpecifics Technologies Corp. (2)	1,234	76,755

Catalyst Pharmaceuticals, Inc. (2)	9,993	43,070
Coherus Biosciences, Inc. (1) (2)	3,254	60,655
Dicerna Pharmaceuticals, Inc. (2)	3,224	69,542
Emergent BioSolutions, Inc. (1) (2)	1,263	105,448
Halozyme Therapeutics, Inc. (1) (2)	5,183	125,791
Pfenex, Inc. (2)	2,692	19,678
PTC Therapeutics, Inc. (2)	1,214	61,562
Repligen Corp. (1) (2)	1,252	163,974
Vanda Pharmaceuticals, Inc. (1) (2)	5,379	63,042
Veracyte, Inc. (1) (2)	3,064	76,416
Vericel Corp. (1) (2)	6,106	87,804

		1,103,942

Healthcare Equipment — 5.8%
Axogen, Inc. (2)	4,596	44,581
Cardiovascular Systems, Inc. (1) (2)	2,174	84,177
CONMED Corp. (1)	1,130	82,953
Globus Medical, Inc., Class A (1) (2)	801	43,775
Integer Holdings Corp. (1) (2)	1,503	119,008
Natus Medical, Inc. (1) (2)	1,321	28,269
Novocure, Ltd. (1) (2)	887	59,811
NuVasive, Inc. (1) (2)	1,998	121,079
Orthofix Medical, Inc. (1) (2)	2,127	72,488
Tandem Diabetes Care, Inc. (1) (2)	772	64,192

		720,333

Healthcare Facilities — 0.5%
Surgery Partners, Inc. (2)	4,898	65,658

Healthcare Supplies — 0.7%
Haemonetics Corp. (1) (2)	837	91,802

Healthcare Technology — 3.5%
Computer Programs & Systems, Inc.	3,225	71,337
HealthStream, Inc. (1) (2)	3,736	85,106
HMS Holdings Corp. (1) (2)	4,367	136,425
Omnicell, Inc. (1) (2)	1,123	75,140
Simulations Plus, Inc. (1)	1,352	68,506

		436,514

Life Sciences Tools & Services — 2.6%
Luminex Corp.	3,323	103,545
Medpace Holdings, Inc. (1) (2)	1,463	135,795
NeoGenomics, Inc. (1) (2)	3,268	87,223

		326,563

Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc. (1) (2)	2,867	53,441
ANI Pharmaceuticals, Inc. (2)	1,494	46,404
Collegium Pharmaceutical, Inc. (1) (2)	2,499	55,103
Supernus Pharmaceuticals, Inc. (2)	2,804	67,632

		222,580

Total Healthcare		2,967,392

Industrials — 17.6%

Air Freight & Logistics — 0.9%
Hub Group, Inc., Class A (2)	2,523	118,001

Building Products — 3.0%
Builders FirstSource, Inc. (2)	5,276	109,794
Gibraltar Industries, Inc. (2)	1,800	79,218
Masonite International Corp. (1) (2)	1,755	116,497
Patrick Industries, Inc.	1,227	63,644

		369,153

Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	1,614	59,718

Diversified Support Services — 0.4%
UniFirst Corp.	266	47,827

Electrical Components & Equipment — 1.4%
Atkore International Group, Inc. (2)	3,409	91,497
Regal Beloit Corp.	1,094	87,017

		178,514

Environmental & Facilities Services — 0.7%
Clean Harbors, Inc. (2)	1,527	90,689

Human Resource & Employment Services — 2.0%
ASGN, Inc. (1) (2)	2,040	125,643
Korn Ferry (1)	1,435	43,423
TrueBlue, Inc. (2)	4,906	75,847

		244,913

Industrial Machinery — 3.2%
Columbus McKinnon Corp.	1,964	59,725
Lydall, Inc. (2)	3,525	38,141
Mueller Industries, Inc.	3,079	82,456
Standex International Corp.	233	12,328
Tennant Co.	1,410	90,155
Watts Water Technologies, Inc., Class A (1)	1,415	117,671

		400,476

Office Services & Supplies — 1.3%
Herman Miller, Inc.	2,884	66,390
Kimball International, Inc., Class B	2,524	28,243
Steelcase, Inc., Class A	5,410	62,648

		157,281

Research & Consulting Services — 1.0%
CRA International, Inc.	1,075	43,419
Huron Consulting Group, Inc. (1) (2)	1,696	78,457

		121,876

Trading Companies & Distributors — 2.7%
BMC Stock Holdings, Inc. (1) (2)	5,026	131,530
Foundation Building Materials, Inc. (1) (2)	4,951	65,947
Herc Holdings, Inc. (2)	2,413	68,771
Lawson Products, Inc. (2)	822	25,531
Rush Enterprises, Inc., Class A	1,138	47,364

		339,143

Trucking — 0.5%
ArcBest Corp.	2,973	66,565

Total Industrials		2,194,156

Information Technology — 17.9%

Application Software — 1.7%
SPS Commerce, Inc. (2)	1,430	97,469
Verint Systems, Inc. (2)	2,350	108,969

		206,438

Communications Equipment — 1.9%
Ciena Corp. (1) (2)	1,722	95,158
Lumentum Holdings, Inc. (1) (2)	774	56,749
NetScout Systems, Inc. (2)	3,327	91,393

		243,300

Data Processing & Outsourced Services — 3.1%
ExlService Holdings, Inc. (2)	1,692	103,500
Maximus, Inc.	1,006	72,452
Sykes Enterprises, Inc. (2)	3,748	102,170
TTEC Holdings, Inc.	2,553	108,145

		386,267

Electronic Components — 0.5%
Dolby Laboratories, Inc., Class A	992	60,244

Electronic Equipment & Instruments — 2.1%
FARO Technologies, Inc. (1) (2)	1,756	98,828
Itron, Inc. (1) (2)	1,796	115,698
Vishay Precision Group, Inc. (2)	1,838	43,414

		257,940

Electronic Manufacturing Services — 1.6%
Fabrinet (1) (2)	2,065	132,036
Plexus Corp. (2)	1,108	71,156

		203,192

IT Consulting & Other Services — 1.4%
KBR, Inc. (1)	3,721	87,257
Virtusa Corp. (2)	2,799	84,166

		171,423

Semiconductor Equipment — 2.5%
Amkor Technology, Inc. (2)	9,835	104,054
FormFactor, Inc. (2)	2,960	74,503
PDF Solutions, Inc. (1) (2)	2,413	41,166
Photronics, Inc. (1) (2)	7,757	93,007

		312,730

Semiconductors — 0.7%
Diodes, Inc. (1) (2)	1,899	92,367

Systems Software — 2.4%
CommVault Systems, Inc. (1) (2)	2,661	107,664
OneSpan, Inc. (2)	3,440	69,901
Progress Software Corp. (1)	3,097	125,119

		302,684

Total Information Technology		2,236,585

Materials — 2.1%

Commodity Chemicals — 1.0%
Koppers Holdings, Inc. (2)	3,814	63,198
Orion Engineered Carbons SA	5,838	64,569

		127,767

Forest Products — 1.1%
Boise Cascade Co. (1)	3,773	128,395

Total Materials		256,162

Real Estate — 5.2%

Diversified Real Estate Activities — 0.5%
RMR Group, Inc., Class A	2,185	58,907

Diversified REIT’s — 1.2%
Alexander & Baldwin, Inc. (1)	5,737	65,459
Lexington Realty Trust	9,194	89,366

		154,825

Industrial REIT’s — 1.1%
EastGroup Properties, Inc. (1)	1,151	133,804

Office REIT’s — 0.9%
Piedmont Office Realty Trust, Inc., Class A	7,231	120,613

Retail REIT’s — 0.5%
Getty Realty Corp. (1)	2,231	59,389

Specialized REIT’s — 1.0%
National Storage Affiliates Trust	4,274	128,263

Total Real Estate		655,801

Utilities — 2.4%

Electric Utilities — 1.8%
IDACORP, Inc.	956	89,128
Portland General Electric Co.	2,912	137,184

		226,312

Multi-Utilities — 0.6%
Unitil Corp.	1,433	69,028

Total Utilities		295,340

Total Common Stocks (identified cost $11,657,188)		12,197,533

Short-Term Investments — 37.7%

Collateral Pool Investments for Securities on Loan — 36.8%
Collateral pool allocation (3)		4,600,080

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	112,229	112,240

Total Short-Term Investments (identified cost $4,712,271)		4,712,320

Total Investments — 135.3%
(identified cost $16,369,459)		16,909,853
Other Assets and Liabilities — (35.3)%		(4,415,551)

Total Net Assets — 100.0%		$12,494,302

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 98.5%

Communication Services — 2.8%

Advertising — 0.8%
TechTarget, Inc. (2)	26,587	$730,877

Alternative Carriers — 1.0%
Cogent Communications Holdings, Inc.	10,934	836,670

Interactive Media & Services — 0.5%
Yelp, Inc. (2)	20,129	437,604

Movies & Entertainment — 0.5%
IMAX Corp. (2)	36,666	462,358

Total Communication Services		2,467,509

Consumer Discretionary — 10.5%

Consumer Electronics — 0.9%
Sonos, Inc. (2)	69,411	753,803

Education Services — 2.3%
Chegg, Inc. (1) (2)	17,890	1,092,721
K12, Inc. (2)	36,398	896,119

		1,988,840

Footwear — 2.6%
Crocs, Inc. (1) (2)	26,334	754,469
Deckers Outdoor Corp. (2)	5,164	942,585
Steven Madden, Ltd.	25,252	593,927

		2,290,981

Homebuilding — 1.0%
Skyline Champion Corp. (1) (2)	34,398	854,446

Homefurnishing Retail — 0.6%
Sleep Number Corp. (1) (2)	17,868	556,946

Household Appliances — 1.0%
Helen of Troy, Ltd. (2)	4,567	830,829

Internet & Direct Marketing Retail — 2.1%
1-800-Flowers.com, Inc., Class A (2)	47,914	1,060,816
Shutterstock, Inc.	19,961	756,921

		1,817,737

Total Consumer Discretionary		9,093,582

Consumer Staples — 5.3%

Food Distributors — 1.1%
Performance Food Group Co. (2)	34,519	919,932

Food Retail — 1.2%
Sprouts Farmers Market, Inc. (2)	43,132	1,083,907

Household Products — 1.1%
Central Garden & Pet Co., Class A (2)	26,865	920,395

Packaged Foods & Meats — 1.9%
Freshpet, Inc. (2)	12,837	990,760

Hostess Brands, Inc. (1) (2)	56,221	678,868

		1,669,628

Total Consumer Staples		4,593,862

Financials — 3.1%

Investment Banking & Brokerage — 0.9%
Evercore, Inc., Class A	14,072	775,508

Life & Health Insurance — 0.9%
Primerica, Inc.	6,855	779,002

Property & Casualty Insurance — 0.9%
AMERISAFE, Inc.	12,328	756,693

Regional Banks — 0.4%
Great Western Bancorp, Inc.	25,647	365,213

Total Financials		2,676,416

Healthcare — 32.8%

Biotechnology — 13.9%
ACADIA Pharmaceuticals, Inc. (1) (2)	21,231	1,054,756
BioSpecifics Technologies Corp. (2)	8,684	540,145
Coherus Biosciences, Inc. (1) (2)	35,852	668,281
Dicerna Pharmaceuticals, Inc. (1) (2)	37,007	798,241
Halozyme Therapeutics, Inc. (1) (2)	45,706	1,109,285
Natera, Inc. (1) (2)	22,305	978,074
PTC Therapeutics, Inc. (1) (2)	20,070	1,017,750
Puma Biotechnology, Inc. (1) (2)	53,983	551,167
Radius Health, Inc. (2)	40,888	517,642
REGENXBIO, Inc. (1) (2)	12,304	463,369
Repligen Corp. (1) (2)	8,027	1,051,296
Retrophin, Inc. (2)	40,184	630,286
Vanda Pharmaceuticals, Inc. (1) (2)	39,138	458,697
Veracyte, Inc. (1) (2)	32,935	821,399
Vericel Corp. (1) (2)	50,263	722,782
Voyager Therapeutics, Inc. (2)	55,713	674,127

		12,057,297

Healthcare Equipment — 7.4%
AtriCure, Inc. (2)	20,769	992,966
Axogen, Inc. (1) (2)	70,194	680,882
Cardiovascular Systems, Inc. (1) (2)	20,153	780,324
CONMED Corp. (1)	11,867	871,156
Globus Medical, Inc., Class A (1) (2)	12,131	662,959
Novocure, Ltd. (1) (2)	10,698	721,366
Orthofix Medical, Inc. (2)	19,379	660,436
Tandem Diabetes Care, Inc. (1) (2)	12,237	1,017,507

		6,387,596

Healthcare Facilities — 0.8%
Select Medical Holdings Corp. (2)	40,511	653,847

Healthcare Services — 3.2%
Amedisys, Inc. (2)	5,339	1,025,355
Fulgent Genetics, Inc. (2)	53,262	927,824
R1 RCM, Inc. (2)	78,408	831,909

		2,785,088

Healthcare Supplies — 0.8%
Haemonetics Corp. (1) (2)	6,711	736,062

Healthcare Technology — 3.0%
HMS Holdings Corp. (1) (2)	23,087	721,238
Omnicell, Inc. (1) (2)	8,707	582,586
Teladoc Health, Inc. (1) (2)	7,655	1,332,429

		2,636,253

Life Sciences Tools & Services — 2.0%
Medpace Holdings, Inc. (1) (2)	11,047	1,025,383
NeoGenomics, Inc. (1) (2)	27,863	743,663

		1,769,046

Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals, Inc. (2)	30,077	560,635
Collegium Pharmaceutical, Inc. (1) (2)	42,056	927,335

		1,487,970

Total Healthcare		28,513,159

Industrials — 14.6%

Air Freight & Logistics — 1.6%
Echo Global Logistics, Inc. (2)	23,922	495,185
Hub Group, Inc., Class A (1) (2)	17,937	838,914

		1,334,099

Building Products — 2.5%
Builders FirstSource, Inc. (2)	49,432	1,028,680
CSW Industrials, Inc.	9,545	683,040
Gibraltar Industries, Inc. (2)	10,978	483,142

		2,194,862

Construction & Engineering — 0.8%
EMCOR Group, Inc.	11,221	713,094

Construction Machinery & Heavy Trucks — 0.7%
Astec Industries, Inc. (1)	14,213	603,768

Electrical Components & Equipment — 0.8%
Atkore International Group, Inc. (2)	25,919	695,666

Human Resource & Employment Services — 0.7%
Korn Ferry	20,730	627,290

Industrial Machinery — 4.7%
Mueller Industries, Inc.	26,680	714,490
Mueller Water Products, Inc., Class A	64,483	602,271
SPX Corp. (1) (2)	12,129	484,917
Standex International Corp. (1)	10,836	573,333
Tennant Co.	12,643	808,394
Watts Water Technologies, Inc., Class A (1)	10,647	885,405

		4,068,810

Office Services & Supplies — 1.4%
Herman Miller, Inc.	22,845	525,892
Steelcase, Inc., Class A	61,680	714,254

		1,240,146

Research & Consulting Services — 0.7%
Huron Consulting Group, Inc. (2)	13,311	615,767

Trading Companies & Distributors — 0.7%
Foundation Building Materials, Inc. (2)	45,127	601,092

Total Industrials		12,694,594

Information Technology — 22.3%

Application Software — 6.8%
Bottomline Technologies DE, Inc. (2)	17,378	879,327
Box, Inc., Class A (1) (2)	44,446	888,031
Cornerstone OnDemand, Inc. (2)	16,573	640,546
New Relic, Inc. (2)	14,047	929,209
SPS Commerce, Inc. (2)	17,269	1,177,055
Verint Systems, Inc. (2)	13,131	608,885
Workiva, Inc. (2)	17,644	785,864

		5,908,917

Communications Equipment — 2.9%
Ciena Corp. (2)	18,957	1,047,564
NetScout Systems, Inc. (2)	30,163	828,578
Viavi Solutions, Inc. (2)	55,175	639,478

		2,515,620

Data Processing & Outsourced Services — 1.7%
ExlService Holdings, Inc. (2)	11,369	695,442
TTEC Holdings, Inc. (1)	18,493	783,363

		1,478,805

Electronic Equipment & Instruments — 0.9%
Itron, Inc. (1) (2)	11,250	724,725

Electronic Manufacturing Services — 1.6%
Benchmark Electronics, Inc.	29,560	626,377
Plexus Corp. (2)	12,083	775,970

		1,402,347

IT Consulting & Other Services — 0.7%
Virtusa Corp. (2)	21,053	633,064

Semiconductor Equipment — 4.0%
Brooks Automation, Inc. (1)	18,545	741,243
Enphase Energy, Inc. (1) (2)	16,946	986,088
FormFactor, Inc. (1) (2)	37,058	932,750
Photronics, Inc. (2)	70,506	845,367

		3,505,448

Semiconductors — 1.0%
Silicon Laboratories, Inc. (1) (2)	9,126	854,741

Systems Software — 1.9%
CommVault Systems, Inc. (1) (2)	21,350	863,821
OneSpan, Inc. (1) (2)	38,977	792,012

		1,655,833

Technology Distributors — 0.8%
ePlus, Inc. (2)	9,142	673,857

Total Information Technology		19,353,357

Materials — 3.0%

Construction Materials — 0.9%
Summit Materials, Inc., Class A (1) (2)	54,805	832,488

Diversified Metals & Mining — 1.2%
Materion Corp. (1)	19,522	1,024,905

Specialty Chemicals — 0.9%
Innospec, Inc. (1)	9,890	762,420

Total Materials		2,619,813

Real Estate — 2.6%

Diversified Real Estate Activities — 0.5%
RMR Group, Inc., Class A	16,904	455,732

Industrial REIT’s — 1.0%
EastGroup Properties, Inc. (1)	7,243	841,999

Specialized REIT’s — 1.1%
QTS Realty Trust, Inc., Class A (1)	14,281	979,676

Total Real Estate		2,277,407

Utilities — 1.5%

Electric Utilities — 0.6%
PNM Resources, Inc.	14,121	576,419

Renewable Electricity — 0.9%
Ormat Technologies, Inc. (1)	10,407	757,734

Total Utilities		1,334,153

Total Common Stocks (identified cost $78,003,035)		85,623,852

Short-Term Investments — 26.2%

Collateral Pool Investments for Securities on Loan — 24.5%
Collateral pool allocation (3)		21,322,580

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	1,416,092	1,416,234

Total Short-Term Investments (identified cost $22,738,702)		22,738,814

Total Investments — 124.7% (identified cost $100,741,737)		108,362,666

Other Assets and Liabilities — (24.7)%		(21,431,757)

Total Net Assets — 100.0%		$86,930,909

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 98.2%

Belgium — 0.8%
Telenet Group Holding NV	1,368	$56,188
UCB SA	493	49,413

		105,601

Bermuda — 0.7%
Argo Group International Holdings, Ltd.	973	29,862
Enstar Group, Ltd. (2)	423	60,235

		90,097

Brazil — 0.2%
Sao Martinho SA	9,100	33,134

Canada — 9.3%
Allied Properties Real Estate Investment Trust	2,846	82,681
Atco, Ltd., Class I	4,704	132,594
BCE, Inc. (1)	3,869	160,818
Cogeco Communications, Inc.	1,541	115,078
Emera, Inc.	1,593	63,334
First Capital Real Estate Investment Trust	938	8,918
George Weston, Ltd.	1,979	142,958
Granite Real Estate Investment Trust	2,450	120,876
Kirkland Lake Gold, Ltd.	1,960	75,519
Loblaw Cos., Ltd.	2,042	101,088
Quebecor, Inc., Class B	9,832	216,156
Rogers Communications, Inc., Class B	1,177	49,325

		1,269,345

China — 1.1%
361 Degrees International, Ltd.	84,000	11,119
Agricultural Bank of China, Ltd., Class H	175,000	71,123
China Minsheng Banking Corp., Ltd., Class H	70,600	49,356
China Telecom Corp., Ltd., Class H	50,000	16,656

		148,254

Czech Republic — 1.6%
CEZ AS	5,623	110,570
Komercni banka AS (2)	2,377	50,986
Moneta Money Bank AS (5)	26,835	59,520

		221,076

Germany — 0.7%
Deutsche EuroShop AG	3,710	54,077
Talanx AG (2)	973	34,163

		88,240

Hong Kong — 8.5%
China Mobile, Ltd.	33,000	231,879
CLP Holdings, Ltd.	28,500	279,705
HK Electric Investments & HK Electric Investments, Ltd.	229,500	227,855
HKT Trust & HKT, Ltd.	185,000	263,953
PCCW, Ltd.	231,000	126,909
SmarTone Telecommunications Holdings, Ltd.	45,500	23,748

		1,154,049

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	29,105	36,660

Israel — 1.5%
Bank Leumi Le-Israel BM	19,541	104,399
Reit 1, Ltd.	8,115	35,302
Strauss Group, Ltd.	2,138	59,668

		199,369

Italy — 4.1%
A2A SpA	50,819	70,697
Enel SpA	43,360	333,659
Iren SpA	63,453	158,039

		562,395

Japan — 13.7%
AOKI Holdings, Inc.	3,700	23,642
Bridgestone Corp.	800	26,581
Chubu Electric Power Co., Inc.	14,900	200,701
Daiwa Securities Living Investments Corp.	184	168,957
DCM Holdings Co., Ltd.	4,900	50,924
Doutor Nichires Holdings Co., Ltd.	2,500	42,690
Frontier Real Estate Investment Corp.	56	182,238
Geo Holdings Corp.	6,200	77,565
Hogy Medical Co., Ltd.	800	26,209
KDDI Corp.	10,400	302,843
Mitsui Sugar Co., Ltd.	1,600	30,940
Morinaga Milk Industry Co., Ltd.	1,300	54,675
Nihon Kohden Corp.	1,500	50,056
Nippon Telegraph & Telephone Corp.	12,000	271,696
Paramount Bed Holdings Co., Ltd.	1,000	38,873
Suzuken Co., Ltd.	1,000	36,359
TIS, Inc.	2,300	49,102
Towa Pharmaceutical Co., Ltd.	2,300	48,408
Tsumura & Co.	2,300	63,805
United Arrows, Ltd.	1,700	29,259
Valor Holdings Co., Ltd.	2,100	41,233
Vital KSK Holdings, Inc.	3,400	33,587
Xebio Holdings Co., Ltd.	2,100	18,192

		1,868,535

Malaysia — 0.2%
Genting Bhd	24,500	22,607

Mexico — 1.1%
Arca Continental SAB de C.V.	20,600	91,998
Qualitas Controladora SAB de C.V.	14,700	58,987

		150,985

Netherlands — 2.7%
Flow Traders (5)	6,291	220,082
Intertrust NV (5)	2,503	39,669
Koninklijke Ahold Delhaize NV	4,377	111,172

		370,923

New Zealand — 2.3%
Fisher & Paykel Healthcare Corp., Ltd.	10,263	191,311
Infratil, Ltd.	22,102	65,982
Spark New Zealand, Ltd.	21,427	58,900

		316,193

Philippines — 3.0%
Alliance Global Group, Inc. (2)	232,600	27,590
First Philippine Holdings Corp.	17,340	18,501
Globe Telecom, Inc.	1,455	65,588
International Container Terminal Services, Inc.	41,400	71,810
Manila Electric Co.	18,500	103,501
Megaworld Corp.	509,800	28,737

PLDT, Inc.	3,745	93,780

		409,507

Portugal — 0.3%
REN - Redes Energeticas Nacionais SGPS SA	16,396	44,141

Singapore — 3.6%
Ascott Residence Trust	56,700	38,633
Mapletree Industrial Trust	21,200	40,947
NetLink NBN Trust	359,600	262,743
SATS, Ltd.	36,900	69,836
Sheng Siong Group, Ltd.	49,300	54,916
Singapore Airlines, Ltd. (1)	8,700	23,585

		490,660

South Africa — 1.4%
AngloGold Ashanti, Ltd.	4,203	102,705
Gold Fields, Ltd.	12,117	94,164

		196,869

Spain — 0.7%
Red Electrica Corp. SA	5,709	100,666

Switzerland — 4.1%
Nestle SA	2,437	263,852
Roche Holding AG	546	189,530
Sonova Holding AG	469	103,088

		556,470

Taiwan — 5.1%
Chunghwa Telecom Co., Ltd.	6,000	22,087
Coretronic Corp.	41,000	42,382
Far EasTone Telecommunications Co., Ltd.	93,000	200,510
Fubon Financial Holding Co., Ltd.	98,000	138,550
Great Wall Enterprise Co., Ltd.	39,200	56,193
Pou Chen Corp.	32,000	31,538
Taichung Commercial Bank Co., Ltd.	151,476	57,579
Taiwan Secom Co., Ltd.	11,075	31,595
Tripod Technology Corp.	17,000	63,728
Uni-President Enterprises Corp.	18,000	43,680

		687,842

United Kingdom — 0.9%
Assura PLC	125,485	122,419

United States — 30.3%
ALLETE, Inc.	882	51,800
Allstate Corp.	3,011	294,506
American Express Co.	480	45,634
Atrion Corp.	101	64,841
AutoZone, Inc. (2)	63	72,315
Bryn Mawr Bank Corp.	1,029	28,575
CMS Energy Corp.	1,137	66,605
Eli Lilly and Co.	853	130,466
Equity LifeStyle Properties, Inc.	4,276	266,395
Essex Property Trust, Inc.	758	184,020
Evergy, Inc.	1,079	66,564
Extra Space Storage, Inc.	783	75,755
Fresh Del Monte Produce, Inc.	673	16,751
Globus Medical, Inc., Class A (1) (2)	1,115	60,935
Hershey Co.	503	68,247
Home Depot, Inc.	196	48,702
Kroger Co.	2,401	78,321
Lamb Weston Holdings, Inc.	530	31,832
MDU Resources Group, Inc.	1,641	35,708
Merck & Co., Inc.	3,914	315,938

Meridian Bancorp, Inc.	5,370	61,862
Moody’s Corp.	338	90,385
NuVasive, Inc. (2)	1,209	73,265
OraSure Technologies, Inc. (2)	4,909	71,377
PepsiCo, Inc.	1,824	239,947
Pfizer, Inc.	6,336	241,972
Pinnacle West Capital Corp.	329	25,629
Portland General Electric Co.	3,393	159,844
Progressive Corp.	751	58,338
Safety Insurance Group, Inc.	1,018	77,612
Sprouts Farmers Market, Inc. (2)	3,836	96,399
Sysco Corp.	3,401	187,599
Target Corp.	364	44,528
Unitil Corp.	745	35,887
Verizon Communications, Inc.	4,496	257,980
Walmart, Inc.	2,097	260,154
Weis Markets, Inc. (1)	1,671	93,125
Zoetis, Inc.	332	46,277

		4,126,090

Total Common Stocks (identified cost $12,501,441)		13,372,127

Short-Term Investments — 2.8%

Collateral Investment for Securities on Loan — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (3) (4)	250,081	250,081

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	130,934	130,947

Total Short-Term Investments (identified cost $381,028)		381,028

Total Investments — 101.0% (identified cost $12,882,469)		13,753,155
Other Assets and Liabilities — (1.0)%		(129,913)

Total Net Assets — 100.0%		$13,623,242

Global Low Volatility Equity Fund

Industry Allocation

As of May 31, 2020

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$72,944	0.5%
Airlines	23,585	0.2
Apparel	31,538	0.2
Auto Parts & Equipment	26,581	0.2
Banks	421,538	3.1
Beverages	331,945	2.5
Building Materials	35,708	0.3
Commercial Services	271,355	2.1
Diversified Financial Services	443,935	3.2
Electric	2,316,274	17.2
Electronics	106,110	0.8
Energy-Alternate Sources	33,134	0.2
Engineering & Construction	69,836	0.5
Food	1,363,556	9.8
Healthcare-Products	679,955	5.0
Holding Companies-Diversified	27,590	0.2
Insurance	613,703	4.6
Internet	16,656	0.1
Lodging	22,607	0.2
Media	387,422	2.8
Mining	272,388	1.9
Pharmaceuticals	1,155,755	8.5
Real Estate	82,814	0.6
Real Estate Investment Trusts	1,327,141	9.7
Retail	697,674	5.1
Savings & Loans	61,862	0.4
Software	49,102	0.4
Telecommunications	2,429,419	17.9
Total Common Stocks	13,372,127	98.2
Collateral Investment for Securities on Loan	250,081	1.8
Mutual Funds	130,947	1.0

Total Investments	13,753,155	101.0

Other Assets and Liabilities	(129,913)	(1.0)

Net Assets	$13,623,242	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 97.3%

Australia — 8.5%
AGL Energy, Ltd.	21,791	$242,088
BHP Group, Ltd.	46,347	1,083,899
CSL, Ltd.	3,482	635,222
Qantas Airways, Ltd.	143,010	376,767
Rio Tinto PLC	17,815	954,899
Santos, Ltd.	87,173	307,655

		3,600,530

China — 0.5%
UBS Group AG	20,857	224,745

Denmark — 3.4%
Carlsberg A/S, Class B	3,031	392,551
Novo Nordisk A/S, Class B	12,344	804,790
Pandora A/S	4,744	236,869

		1,434,210

Finland — 1.5%
UPM-Kymmene OYJ	21,259	615,642

France — 9.6%
Arkema SA	3,511	307,082
BNP Paribas SA	8,710	314,169
Cie de Saint-Gobain	14,189	460,607
Eiffage SA	5,575	510,024
Peugeot SA	37,646	538,851
Sanofi	3,125	304,767
Sartorius Stedim Biotech	1,911	519,839
TOTAL SA	4,722	177,540
Valeo SA	14,798	366,149
Vinci SA	6,197	574,604

		4,073,632

Germany — 3.4%
Allianz SE	4,825	875,509
Deutsche Boerse AG	1,289	212,402
Siltronic AG	3,705	362,314

		1,450,225

Hong Kong — 2.3%
CK Asset Holdings, Ltd.	130,000	714,591
WH Group, Ltd. (5)	291,500	252,842

		967,433

Israel — 0.5%
Bank Leumi Le-Israel BM	38,332	204,791

Italy — 5.2%
A2A SpA	285,815	397,614
Azimut Holding SpA	6,160	102,584
Enel SpA	159,873	1,230,237
Eni SpA	50,343	456,660

		2,187,095

Japan — 23.7%
AGC, Inc.	8,200	232,487
Alfresa Holdings Corp.	13,700	276,482

Brother Industries, Ltd.	13,400	252,717
Chubu Electric Power Co., Inc.	26,400	355,604
Daito Trust Construction Co., Ltd.	2,800	296,034
Daiwa House Industry Co., Ltd.	31,100	772,980
Fujitsu, Ltd.	4,200	433,151
Hitachi, Ltd.	30,200	969,331
JVC Kenwood Corp.	56,200	91,908
K’s Holdings Corp.	9,100	116,626
Mebuki Financial Group, Inc.	114,600	259,654
MS&AD Insurance Group Holdings, Inc.	14,100	414,548
Nichias Corp.	6,200	143,135
Nippon Telegraph & Telephone Corp.	42,600	964,522
NTT DOCOMO, Inc.	16,300	445,780
Obayashi Corp.	64,800	600,331
ORIX Corp.	27,200	361,298
Sekisui Chemical Co., Ltd.	18,500	258,682
Seven & i Holdings Co., Ltd.	4,900	167,734
Showa Denko KK	8,300	198,660
Sumitomo Electric Industries, Ltd.	7,200	83,962
Sumitomo Mitsui Financial Group, Inc. (1)	14,800	428,776
Suntory Beverage & Food, Ltd.	8,100	330,997
Taiheiyo Cement Corp.	7,500	177,564
TIS, Inc.	14,100	301,018
USS Co., Ltd.	33,600	585,972
West Japan Railway Co.	7,200	464,894

		9,984,847

Netherlands — 5.0%
AerCap Holdings NV (2)	9,531	307,279
ASM International NV	3,240	378,804
ING Groep NV	62,735	407,356
Koninklijke Ahold Delhaize NV	40,506	1,028,819

		2,122,258

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	8,132	151,588

Norway — 1.1%
Telenor ASA	30,192	458,915

Singapore — 3.6%
DBS Group Holdings, Ltd.	52,500	726,181
Singapore Exchange, Ltd.	46,800	275,577
United Overseas Bank, Ltd.	36,300	502,810

		1,504,568

Spain — 1.9%
Amadeus IT Group SA	3,939	206,258
Endesa SA	11,426	271,751
Industria de Diseno Textil SA	8,665	242,219
Merlin Properties Socimi SA	9,022	75,859

		796,087

Sweden — 2.1%
Boliden AB	17,768	387,358
SKF AB, Class B	28,070	517,426

		904,784

Switzerland — 10.9%
Nestle SA	3,965	429,288
Novartis AG	13,441	1,165,195
Roche Holding AG	4,458	1,547,478
Sonova Holding AG	3,086	678,313
TE Connectivity, Ltd.	9,770	793,813

		4,614,087

United Kingdom — 13.7%
AstraZeneca PLC	3,060	325,352
Avast PLC (5)	94,618	590,193
British American Tobacco PLC	26,932	1,065,078
Compass Group PLC	9,498	139,617
Diageo PLC	5,639	195,004
Dialog Semiconductor PLC (2)	7,634	302,204
GlaxoSmithKline PLC	58,786	1,217,441
Imperial Brands PLC	28,066	510,130
Legal & General Group PLC	72,943	180,185
Persimmon PLC	6,100	173,693
Tate & Lyle PLC	31,823	265,563
Unilever PLC	9,444	506,757
United Utilities Group PLC	26,596	302,679

		5,773,896

Total Common Stocks (identified cost $39,678,979)		41,069,333
Short-Term Investments — 1.2%

Collateral Investment for Securities on Loan — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (3) (4)	438,480	438,480

Mutual Funds — 0.1%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	46,674	46,679

Total Short-Term Investments (identified cost $485,159)		485,159

Total Investments — 98.5% (identified cost $40,164,138)		41,554,492
Other Assets and Liabilities — 1.5%		646,491

Total Net Assets — 100.0%		$42,200,983

Disciplined International Equity Fund

Industry Allocation

As of May 31, 2020

(Unaudited)

Industry	Value	% of Total Net Assets

Agriculture	$1,575,208	3.7%
Airlines	376,767	0.9
Auto Manufacturers	538,851	1.3
Auto Parts & Equipment	450,111	1.1
Banks	2,808,828	6.6
Beverages	918,552	2.2
Biotechnology	635,222	1.5
Building Materials	1,013,793	2.4
Chemicals	505,742	1.2
Commercial Services	206,258	0.5
Computers	1,023,344	2.4
Cosmetics/Personal Care	506,757	1.2
Diversified Financial Services	1,211,515	3.0
Electric	2,497,294	5.8
Electrical Components & Equipment	252,717	0.6
Electronics	793,813	1.9
Engineering & Construction	1,684,959	4.0
Food	2,144,246	5.0
Food Service	139,617	0.4
Forest Products & Paper	615,642	1.5
Healthcare-Products	1,349,740	3.2
Healthcare-Services	276,482	0.7
Home Builders	432,375	1.0
Home Furnishings	91,908	0.2
Insurance	1,470,242	3.5
Machinery-Construction & Mining	969,331	2.3
Metal Fabricate/Hardware	517,426	1.2
Mining	2,426,156	5.7
Oil & Gas	941,855	2.2
Pharmaceuticals	5,365,023	12.7
Real Estate	1,783,605	4.2
Real Estate Investment Trusts	75,859	0.2
Retail	1,181,686	2.9
Semiconductors	1,043,322	2.4
Software	301,018	0.7
Telecommunications	1,869,217	4.5
Transportation	464,894	1.1
Trucking & Leasing	307,279	0.7
Water	302,679	0.7
Total Common Stocks	41,069,333	97.3
Collateral Investment for Securities on Loan	438,480	1.1
Mutual Funds	46,679	0.1
Total Investments	41,554,492	98.5
Other Assets and Liabilities	646,491	1.5
Net Assets	$42,200,983	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 94.3%

Australia — 11.6%
Brambles, Ltd.	1,846,257	$14,227,395
Computershare, Ltd. (1)	1,419,739	12,256,052
Newcrest Mining, Ltd.	306,529	6,194,351
QBE Insurance Group, Ltd.	1,543,167	8,967,969
Rio Tinto, Ltd.	111,950	6,919,002
Woodside Petroleum, Ltd.	809,796	12,067,082
Woolworths Group, Ltd.	542,936	12,715,957

		73,347,808

Finland — 3.0%
Kone OYJ, Class B	146,234	9,816,527
Sampo OYJ, A Shares (1)	249,923	8,949,669

		18,766,196

France — 7.4%
Air Liquide SA	92,197	12,546,516
Bureau Veritas SA	412,922	8,423,814
Legrand SA (1)	91,430	6,246,203
Rubis SCA	166,007	7,941,495
Sanofi	117,969	11,504,999

		46,663,027

Germany — 8.0%
Brenntag AG	219,153	11,492,793
Deutsche Post AG	301,493	9,339,900
Fielmann AG	108,564	7,678,139
GEA Group AG	329,504	9,780,343
SAP SE	98,677	12,286,281

		50,577,456

Hong Kong — 4.1%
AIA Group, Ltd.	712,800	5,811,304
China Mobile, Ltd.	1,267,500	8,906,251
Power Assets Holdings, Ltd.	1,050,000	5,883,616
VTech Holdings, Ltd.	839,400	5,075,341

		25,676,512

Japan — 13.6%
ABC-Mart, Inc.	158,800	9,658,435
Japan Tobacco, Inc.	1,006,668	19,975,258
KDDI Corp.	449,300	13,083,409
Mitsubishi Electric Corp.	1,070,800	14,118,308
Nabtesco Corp.	181,100	5,630,376
Nihon Kohden Corp.	289,000	9,644,213
Sumitomo Rubber Industries, Ltd.	858,800	8,743,369
Toyota Tsusho Corp.	179,500	4,554,842

		85,408,210

Malaysia — 2.9%
Axiata Group Bhd	7,240,267	6,342,814
Malayan Banking Bhd	6,750,277	11,659,831

		18,002,645

Netherlands — 3.3%
Koninklijke Vopak NV	161,606	8,872,979

Unilever NV	235,740	12,205,559

		21,078,538

Norway — 1.9%
Telenor ASA	787,898	11,975,964

Singapore — 4.4%
ComfortDelGro Corp., Ltd.	7,541,900	7,715,938
Singapore Technologies Engineering, Ltd.	1,903,500	4,314,164
Singapore Telecommunications, Ltd.	4,175,000	7,382,108
United Overseas Bank, Ltd.	608,702	8,431,436

		27,843,646

Sweden — 2.7%
Assa Abloy AB, Class B	231,417	4,704,370
Atlas Copco AB, A Shares (1)	132,432	5,214,571
Essity AB, Class B (2)	206,989	6,849,489

		16,768,430

Switzerland — 10.8%
Geberit AG	6,636	3,236,228
Givaudan SA	1,048	3,770,953
Nestle SA	160,136	17,337,821
Novartis AG	159,096	13,791,969
Roche Holding AG	43,984	15,267,898
Schindler Holding AG	14,958	3,483,460
SGS SA	1,599	3,766,399
Zurich Insurance Group AG	21,862	7,073,269

		67,727,997

Taiwan — 3.9%
Advantech Co., Ltd.	513,118	5,082,668
Chunghwa Telecom Co., Ltd.	2,353,000	8,661,797
Merida Industry Co., Ltd.	444,000	2,666,118
Taiwan Semiconductor Manufacturing Co., Ltd.	826,000	8,044,591

		24,455,174

United Kingdom — 16.7%
BP PLC	1,642,159	6,235,751
British American Tobacco PLC	290,164	11,475,093
Bunzl PLC	238,511	5,577,469
GlaxoSmithKline PLC	571,394	11,833,405
IMI PLC	465,431	5,193,227
Imperial Brands PLC	392,308	7,130,617
Legal & General Group PLC	4,844,768	11,967,654
National Grid PLC	913,851	10,485,353
Reckitt Benckiser Group PLC	131,094	11,726,536
Royal Dutch Shell PLC, A Shares	454,616	7,205,422
Royal Dutch Shell PLC, B Shares	378,151	5,770,457
Vodafone Group PLC	6,371,640	10,517,242

		105,118,226

Total Common Stocks (identified cost $568,812,078)		593,409,829
Preferred Stocks — 1.8%

Germany — 1.8%
Fuchs Petrolub SE	295,458	11,787,546

Total Preferred Stocks (identified cost $10,977,598)		11,787,546
Short-Term Investments — 5.3%

Collateral Investment for Securities on Loan — 2.1%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (3) (4)	13,371,176	13,371,176

Mutual Funds — 3.2%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	19,823,922	19,825,904

Total Short-Term Investments (identified cost $33,188,312)		33,197,080

Total Investments — 101.4% (identified cost $612,977,988)		638,394,455
Other Assets and Liabilities — (1.4)%		(9,043,891)

Total Net Assets — 100.0%		$629,350,564

Pyrford International Stock Fund

Industry Allocation

As of May 31, 2020

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$38,580,968	6.1%
Auto Parts & Equipment	8,743,369	1.4
Banks	20,091,267	3.2
Building Materials	3,236,228	0.5
Chemicals	27,810,262	4.4
Commercial Services	26,417,608	4.2
Computers	17,338,720	2.7
Cosmetics/Personal Care	19,055,048	3.0
Distribution/Wholesale	10,132,311	1.6
Electric	5,883,616	1.0
Electrical Components & Equipment	6,246,203	1.0
Electronics	4,704,370	0.8
Engineering & Construction	4,314,164	0.7
Food	30,053,778	4.8
Gas	18,426,848	3.0
Hand/Machine Tools	3,483,460	0.6
Healthcare-Products	9,644,213	1.5
Home Furnishings	5,075,341	0.8
Household Products/Wares	11,726,536	1.9
Insurance	42,769,865	6.7
Leisure Time	2,666,118	0.4
Machinery-Construction & Mining	19,332,879	3.1
Machinery-Diversified	25,227,246	4.1
Mining	13,113,353	2.1
Miscellaneous Manufacturing	5,193,227	0.8
Oil & Gas	31,278,712	4.9
Pharmaceuticals	52,398,271	8.3
Pipelines	8,872,979	1.4
Retail	17,336,574	2.7
Semiconductors	8,044,591	1.3
Software	12,286,281	1.9
Telecommunications	66,869,585	10.7
Transportation	17,055,838	2.7
Total Common Stocks	593,409,829	94.3
Preferred Stocks	11,787,546	1.8
Collateral Investment for Securities on Loan	13,371,176	2.1
Mutual Funds	19,825,904	3.2
Total Investments	638,394,455	101.4
Other Assets and Liabilities	(9,043,891)	(1.4)
Net Assets	$629,350,564	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 93.6%

Brazil — 2.7%
Raia Drogasil SA	315,400	$6,468,410

Cayman Islands — 3.7%
Tencent Holdings, Ltd.	165,500	8,821,388

China — 13.4%
ANTA Sports Products, Ltd.	841,000	7,548,660
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,487,656	9,917,882
Sinopharm Group Co., Ltd., Class H	1,580,400	3,903,254
Tingyi Cayman Islands Holding Corp.	3,474,000	5,980,656
Yum China Holdings, Inc.	97,693	4,527,094

		31,877,546

Egypt — 1.9%
Commercial International Bank Egypt SAE, GDR	1,158,834	4,473,783

Hong Kong — 8.0%
AIA Group, Ltd.	1,075,200	8,765,873
Hong Kong Exchanges & Clearing, Ltd.	207,000	7,242,646
Vitasoy International Holdings, Ltd.	780,000	2,900,017

		18,908,536

India — 21.1%
Colgate-Palmolive India, Ltd.	421,044	7,730,383
HDFC Bank, Ltd.	1,076,809	13,511,739
ICICI Bank, Ltd.	1,450,950	6,304,321
Infosys, Ltd.	668,044	6,123,203
Marico, Ltd.	361,893	1,649,907
Maruti Suzuki India, Ltd.	52,413	3,869,361
Tata Consultancy Services, Ltd.	284,905	7,464,518
United Spirits, Ltd. (2)	465,510	3,636,474

		50,289,906

Indonesia — 4.0%
Bank Mandiri Persero Tbk PT	31,083,208	9,538,683

Jersey — 3.7%
Wizz Air Holdings PLC (2) (5)	216,980	8,834,529

Mexico — 6.0%
Bolsa Mexicana de Valores SAB de C.V. (1)	2,026,573	3,907,010
Wal-Mart de Mexico SAB de C.V.	4,120,089	10,312,067

		14,219,077

Netherlands — 2.3%
Prosus NV (2)	66,655	5,549,596

Nigeria — 1.3%
Guaranty Trust Bank PLC	48,352,103	3,001,919

Philippines — 1.4%
Universal Robina Corp.	1,322,370	3,397,001

Portugal — 1.6%
Jeronimo Martins SGPS SA	223,522	3,826,777

Russia — 4.9%
Magnit PJSC, GDR	416,859	4,780,092

Moscow Exchange MICEX-RTS PJSC	4,229,600	6,875,641

		11,655,733

South Africa — 5.8%
Clicks Group, Ltd.	573,712	7,634,422
Discovery, Ltd.	1,085,987	6,108,364

		13,742,786

Taiwan — 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,155,000	11,248,792

United Kingdom — 2.1%
Unilever PLC	92,653	4,971,684

United States — 2.2%
Western Union Co.	265,125	5,307,802

Vietnam — 2.8%
Vietnam Dairy Products JSC	1,368,611	6,746,010

Total Common Stocks (identified cost $214,493,775)		222,879,958

Common Stock Units — 2.8%

Mexico — 2.8%
Fomento Economico Mexicano SAB de C.V.,	971,600	6,574,167

Total Common Stock Units (identified cost $8,477,860)		6,574,167

Short-Term Investments — 5.0%

Collateral Investment for Securities on Loan — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (3) (4)	3,840,294	3,840,294

Mutual Funds — 3.4%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	8,063,049	8,063,855

Total Short-Term Investments (identified cost $11,902,816)		11,904,149

Total Investments — 101.4% (identified cost $234,874,451)		241,358,274
Other Assets and Liabilities — (1.4)%		(3,395,252)

Total Net Assets — 100.0%		$237,963,022

LGM Emerging Markets Equity Fund

Industry Allocation

As of May 31, 2020

(Unaudited)

Industry	Value	% of Total Net Assets
Airlines	$8,834,529	3.7%
Auto Manufacturers	3,869,361	1.6
Banks	36,830,445	15.6
Beverages	6,536,491	2.7
Computers	13,587,721	5.7
Cosmetics/Personal Care	12,702,067	5.3
Diversified Financial Services	23,333,099	9.9
Food	36,298,325	15.2
Insurance	14,874,237	6.3
Internet	14,370,984	6.0
Pharmaceuticals	3,903,254	1.6
Retail	36,490,653	15.3
Semiconductors	11,248,792	4.7
Total Common Stocks	222,879,958	93.6
Common Stock Units	6,574,167	2.8
Collateral Investment for Securities on Loan	3,840,294	1.6
Mutual Funds	8,063,855	3.4
Total Investments	241,358,274	101.4
Other Assets and Liabilities	(3,395,252)	(1.4)
Net Assets	$237,963,022	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 24.8%

Australia — 1.1%
Beach Energy, Ltd.	36,862	$39,069
BHP Group PLC	4,821	94,548
Fortescue Metals Group, Ltd.	3,286	30,151
Regis Resources, Ltd.	12,239	43,739

		207,507

Bermuda — 0.3%
Essent Group, Ltd.	1,605	53,045

Canada — 2.2%
Air Canada (2)	4,437	51,239
Allied Properties Real Estate Investment Trust	3,145	91,368
Cascades, Inc.	4,021	41,237
Cogeco Communications, Inc.	485	36,219
Cogeco, Inc.	547	34,278
George Weston, Ltd.	979	70,720
InterRent Real Estate Investment Trust	3,493	37,116
Methanex Corp.	827	13,400
Quebecor, Inc., Class B	728	16,005
Teck Resources, Ltd., Class B	937	8,901

		400,483

Cayman Islands — 0.1%
Tianneng Power International, Ltd.	22,000	22,300

China — 0.1%
Agricultural Bank of China, Ltd., Class H	30,000	12,192

Denmark — 1.1%
H Lundbeck A/S	440	16,924
Novo Nordisk A/S, Class B	1,999	130,328
Scandinavian Tobacco Group A/S, Class A (5)	3,455	51,906

		199,158

France — 0.2%
Peugeot SA (2)	1,325	18,966
Sanofi	216	21,065

		40,031

Germany — 0.0%
Hamburger Hafen und Logistik AG	328	5,316

Hong Kong — 0.7%
Ajisen China Holdings, Ltd.	38,000	6,049
HKT Trust & HKT, Ltd.	37,000	52,791
SITC International Holdings Co., Ltd.	31,000	29,450
SmarTone Telecommunications Holdings, Ltd.	34,000	17,745
WH Group, Ltd. (5)	18,500	16,046

		122,081

Indonesia — 0.4%
Adaro Energy Tbk PT	512,500	38,775
Bukit Asam Tbk PT	244,900	32,714
Indo Tambangraya Megah Tbk PT	10,600	5,892

		77,381

Italy — 1.2%

ASTM SpA	542	11,147
Enel SpA	19,334	148,777
Iren SpA	23,186	57,748

		217,672

Japan — 2.2%
Arcs Co., Ltd.	1,400	28,340
Artnature, Inc.	1,200	7,109
Axial Retailing, Inc.	200	7,658
Frontier Real Estate Investment Corp.	27	87,865
Fukuda Corp.	500	22,674
Heiwado Co., Ltd.	2,600	46,732
Hoshino Resorts REIT, Inc.	2	8,213
J-Oil Mills, Inc.	500	20,077
KDDI Corp.	900	26,208
Mitsuboshi Belting, Ltd.	900	13,686
Mitsui Sugar Co., Ltd.	700	13,536
Nippon Telegraph & Telephone Corp.	2,600	58,867
Okinawa Electric Power Co., Inc.	1,942	36,311
Press Kogyo Co., Ltd.	3,700	9,149
San-Ai Oil Co., Ltd.	1,100	11,277
Yorozu Corp.	800	8,618

		406,320

Malaysia — 0.1%
Malaysian Pacific Industries Bhd	3,700	9,383

Netherlands — 0.6%
Koninklijke Ahold Delhaize NV	4,284	108,810

New Zealand — 0.9%
Air New Zealand, Ltd.	24,122	20,540
Fisher & Paykel Healthcare Corp., Ltd.	7,725	144,001
New Zealand Refining Co., Ltd.	9,872	4,300

		168,841

Norway — 0.2%
Austevoll Seafood ASA	2,301	17,596
DNO ASA	8,028	4,187
Sparebank 1 Oestlandet	1,060	9,992

		31,775

Poland — 0.2%
Asseco Poland SA	2,322	42,339

Singapore — 0.8%
ComfortDelGro Corp., Ltd.	19,800	20,257
DBS Group Holdings, Ltd.	5,700	78,842
NetLink NBN Trust	53,100	38,798

		137,897

South Korea — 0.9%
DB HiTek Co., Ltd.	1,680	38,951
S&T Motiv Co., Ltd.	243	7,870
Samsung Electronics Co., Ltd.	2,656	109,051
Soulbrain Co., Ltd.	164	10,726

		166,598

Sweden — 0.1%
Mycronic AB	1,144	20,169

Switzerland — 0.9%
Ferrexpo PLC	5,071	11,050
Roche Holding AG	417	144,751

		155,801

Taiwan — 0.8%

Nanya Technology Corp.	15,000	29,942
Uni-President Enterprises Corp.	29,000	70,374
United Integrated Services Co., Ltd.	6,000	42,026

		142,342

Trinidad — 0.0%
Pegasus Hava Tasimaciligi A/S (2)	630	5,525

United Kingdom — 1.4%
GlaxoSmithKline PLC	5,095	105,516
Imperial Brands PLC	1,211	22,011
International Consolidated Airlines Group SA	4,053	11,531
Legal & General Group PLC	29,510	72,896
Reach PLC	5,814	5,977
SThree PLC	2,449	7,066
Taylor Wimpey PLC	2,842	5,067
Watkin Jones PLC	8,280	17,325

		247,389

United States — 8.3%
Amkor Technology, Inc. (2)	1,110	11,744
ArcBest Corp.	1,139	25,502
Best Buy Co., Inc.	835	65,205
Citizens Financial Group, Inc.	508	12,243
CONMED Corp.	1,063	78,035
Corcept Therapeutics, Inc. (2)	793	12,006
CRA International, Inc.	872	35,220
Cutera, Inc. (2)	207	2,749
Discover Financial Services	835	39,671
Emergent BioSolutions, Inc. (2)	341	28,470
Employers Holdings, Inc.	786	23,494
Enova International, Inc. (2)	321	4,542
Essex Property Trust, Inc.	448	108,761
F5 Networks, Inc. (2)	189	27,390
FedNat Holding Co.	494	6,022
Glaukos Corp. (2)	749	29,196
Globus Medical, Inc., Class A (2)	538	29,402
GMS, Inc. (2)	3,821	78,292
Haemonetics Corp. (2)	362	39,704
HealthStream, Inc. (2)	813	18,520
Integer Holdings Corp. (2)	741	58,672
K12, Inc. (2)	1,797	44,242
Lantheus Holdings, Inc. (2)	1,393	19,126
LeMaitre Vascular, Inc.	334	8,981
Luminex Corp.	434	13,523
Marlin Business Services Corp.	1,440	10,786
Masco Corp.	2,359	110,047
Merit Medical Systems, Inc. (2)	1,526	68,655
Myriad Genetics, Inc. (2)	835	12,133
Natus Medical, Inc. (2)	678	14,509
NextGen Healthcare, Inc. (2)	926	9,556
Orthofix Medical, Inc. (2)	725	24,708
Pacira BioSciences, Inc. (2)	522	22,942
Qorvo, Inc. (2)	168	17,596
Regions Financial Corp.	2,972	33,613
Rush Enterprises, Inc., Class A	1,084	45,116
Southwest Airlines Co.	385	12,358
SpartanNash Co.	626	13,403
Supernus Pharmaceuticals, Inc. (2)	1,169	28,196
Surmodics, Inc. (2)	365	13,498
Sykes Enterprises, Inc. (2)	1,299	35,411
Synchrony Financial	540	11,000
Sysco Corp.	813	44,845
U.S. Foods Holding Corp. (2)	2,364	45,247
United Airlines Holdings, Inc. (2)	430	12,057
Unum Group	1,586	24,028

Vanda Pharmaceuticals, Inc. (2)	1,098	12,869
Vishay Intertechnology, Inc.	2,633	42,813
Vishay Precision Group, Inc. (2)	462	10,912
WW Grainger, Inc.	40	12,385

		1,509,395

Total Common Stocks (identified cost $4,867,521)		4,509,750
Limited Partnership Units — 0.1%

Germany — 0.1%
Schaeffler AG	2,286	17,483

Total Limited Partnership Units (identified cost $24,480)		17,483

Short-Term Investments — 68.6%

Mutual Funds — 68.6%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	12,479,716	12,480,964

Total Short-Term Investments (identified cost $12,478,463)		12,480,964

Total Investments — 93.5% (identified cost $17,370,464)		17,008,197
Other Assets and Liabilities — 6.5%		1,179,441

Total Net Assets — 100.0%		$18,187,638

Alternative Strategies Fund

Industry Allocation

As of May 31, 2020

(Unaudited)

Industry Allocation
Industry	Value	% of Total Net Assets

Common Stocks
Agriculture	$73,917	0.4%
Airlines	113,250	0.6
Auto Manufacturers	18,966	0.1
Auto Parts & Equipment	25,637	0.2
Banks	146,882	0.8
Biotechnology	57,527	0.3
Building Materials	110,047	0.6
Chemicals	24,126	0.1
Coal	77,381	0.4
Commercial Services	102,991	0.6
Computers	77,750	0.4
Cosmetics/Personal Care	7,109	0.0
Distribution/Wholesale	23,662	0.1
Diversified Financial Services	65,999	0.4
Electric	242,836	1.3
Electrical Components & Equipment	22,300	0.1
Electronics	73,894	0.4
Engineering & Construction	64,700	0.4
Food	503,384	2.8
Forest Products & Paper	41,237	0.2
Healthcare-Products	544,759	3.0
Holding Companies-Diversified	9,383	0.1
Home Builders	5,067	0.0
Insurance	179,485	1.0
Internet	45,910	0.3
Iron/Steel	41,201	0.2
Media	92,479	0.5
Mining	147,188	0.8
Miscellaneous Manufacturing	13,686	0.1
Oil & Gas	47,556	0.3
Pharmaceuticals	477,673	2.6
Real Estate	17,325	0.1
Real Estate Investment Trusts	333,323	1.8
Retail	194,662	1.1
Semiconductors	207,284	1.1
Software	9,556	0.1
Telecommunications	194,409	1.1
Transportation	75,209	0.4
Total Common Stocks	4,509,750	24.8
Limited Partnership Units	17,483	0.1
Short-Term Investments	12,480,964	68.6

Total Investments	17,008,197	93.5
Other Assets and Liabilities	1,179,441	6.5

Total Net Assets	$18,187,638	100.0%

At May 31, 2020, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value at 5/31/20	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures

Expiration Date	Number of Contracts	Description	Notional Amount	Value at 5/31/20	Unrealized Appreciation (Depreciation)
June 2020	11	SFE 10-Year Australian Bond	$1,090,967	$1,092,250	$1,283
September 2020	10	Canadian Government Bond	1,119,134	1,115,881	(3,254)
September 2020	3	United States Treasury Note	469,688	471,984	2,297
September 2020	3	United States Treasury Note	415,758	417,188	1,430
Index Futures
June 2020	3	CME E-Mini S&P 500® Index	443,893	456,300	12,407
June 2020	2	CME E-Mini NASDAQ 100 Index	352,378	382,410	30,032
June 2020	7	Eurex Euro STOXX 50 Index	211,454	236,685	25,231
June 2020	4	MSCI Taiwan Index	163,621	164,480	859
Short Futures
Index Futures
June 2020	16	Russell 2000 Mini Index	(1,086,048)	(1,114,240)	(28,192)
June 2020	6	MSCI E-Mini Emerging Markets Index	(264,296)	(279,870)	(15,574)
June 2020	2	TSE S&P 60 Index	(265,693)	(266,028)	(334)
June 2020	2	CME Nikkei Index	(170,679)	(203,533)	(32,854)
June 2020	9	SGX S&P CNX Nifty Index	(160,790)	(171,252)	(10,462)
June 2020	1	LIFFE FTSE 100 Index	(76,835)	(74,847)	1,988
Interest Rate Futures
June 2020	4	Eurex 10-Year Euro BUND	(771,108)	(765,757)	5,350
September 2020	12	LIFFE 10-Year Gilt Government Bond	(2,034,489)	(2,036,860)	(2,371)

Total Futures Contracts			$(563,045)	$(575,209)	$(12,164)

At May 31, 2020, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

Settlement Date	Currency	Contract Amount		Value	Unrealized Appreciation (Depreciation)	Counterparty
		Buy	Sell
July 08, 2020	Turkish Lira	TRY251,304	$(34,499)	$36,407	$1,908	Citigroup Global Market, Ltd.
July 08, 2020	Turkish Lira	$309,000	TRY(2,174,587)	(315,040)	(6,040)	BNP Paribas, N.A.
July 20, 2020	Australian Dollar	AUD226,000	$(146,087)	150,090	4,003	BNP Paribas, N.A.
July 20, 2020	Australian Dollar	AUD186,000	$(119,422)	123,525	4,103	Citigroup Global Market, Ltd.
July 20, 2020	Australian Dollar	$75,601	AUD(114,000)	(75,709)	(108)	Citigroup Global Market, Ltd.
July 20, 2020	Australian Dollar	$270,845	AUD(412,000)	(273,615)	(2,771)	Royal Bank of Canada (UK)
July 20, 2020	Canadian Dollar	CAD70,284	$(50,481)	50,896	415	Barclays Bank PLC
July 20, 2020	Canadian Dollar	CAD54,998	$(39,000)	39,827	827	HSBC Bank (USA)
July 20, 2020	Canadian Dollar	$89,000	CAD(125,282)	(90,723)	(1,723)	BNP Paribas, N.A.
July 20, 2020	Euro Currency	EUR46,000	$(50,763)	51,150	387	Bank of Montreal
July 20, 2020	Euro Currency	EUR412,000	$(445,162)	458,124	12,963	Barclays Bank PLC
July 20, 2020	Euro Currency	EUR41,000	$(45,135)	45,590	455	HSBC Bank (USA)
July 20, 2020	Japanese Yen	$41,000	JPY(4,412,985)	(40,976)	24	Barclays Bank PLC
July 20, 2020	Japanese Yen	$125,000	JPY(13,304,625)	(123,537)	1,463	BNP Paribas, N.A.

Settlement Date	Currency	Contract Amount		Value	Unrealized Appreciation (Depreciation)	Counterparty
		Buy	Sell
July 20, 2020	Japanese Yen	$56,000	JPY(6,031,403)	$(56,003)	$(3)	Citigroup Global Market, Ltd.
July 20, 2020	New Zealand Dollar	NZD295,000	$(178,609)	182,472	3,863	BNP Paribas, N.A.
July 20, 2020	New Zealand Dollar	$61,474	NZD(103,000)	(63,711)	(2,237)	Citigroup Global Market, Ltd.
July 20, 2020	Norwegian Krone	NOK842,703	$(85,000)	86,638	1,638	Bank of Montreal
July 20, 2020	Norwegian Krone	$39,000	NOK(383,830)	(39,461)	(461)	Bank of Montreal
July 20, 2020	Norwegian Krone	$38,000	NOK(389,044)	(39,998)	(1,998)	HSBC Bank (USA)
July 20, 2020	Norwegian Krone	$272,000	NOK(2,784,843)	(286,309)	(14,309)	Societe Generale
July 20, 2020	Pound Sterling	GBP52,000	$(63,598)	64,061	464	HSBC Bank (USA)
July 20, 2020	Pound Sterling	$47,018	GBP(38,000)	(46,814)	204	BNP Paribas, N.A.
July 20, 2020	Pound Sterling	$82,950	GBP(68,000)	(83,773)	(822)	Citigroup Global Market, Ltd.
July 20, 2020	Swedish Krona	SEK354,402	$(37,000)	37,622	622	Barclays Bank PLC
July 20, 2020	Swiss Franc	$246,000	CHF(239,672)	(249,513)	(3,513)	BNP Paribas, N.A.
July 20, 2020	Swiss Franc	$103,000	CHF(99,374)	(103,454)	(454)	HSBC Bank (USA)
July 21, 2020	Australian Dollar	AUD250,163	$(160,214)	166,137	5,923	Westpac Banking Corporation
July 21, 2020	Australian Dollar	$160,616	AUD(250,163)	(166,137)	(5,521)	Citigroup Global Market, Ltd.
July 21, 2020	Canadian Dollar	CAD317,626	$(225,235)	230,011	4,776	HSBC Bank (USA)
July 21, 2020	Canadian Dollar	$1,922,250	CAD(2,695,473)	(1,951,940)	(29,690)	Royal Bank of Canada (UK)
July 21, 2020	Euro Currency	EUR411,307	$(446,919)	457,364	10,445	BNP Paribas, N.A.
July 21, 2020	Euro Currency	EUR207,113	$(223,807)	230,305	6,498	Citigroup Global Market, Ltd.
July 21, 2020	Euro Currency	$225,045	EUR(207,113)	(230,305)	(5,259)	BNP Paribas, N.A.
July 21, 2020	Euro Currency	$449,978	EUR(411,307)	(457,364)	(7,386)	Societe Generale
July 21, 2020	Japanese Yen	41,885,450	(357,465)	388,923	(8,570)	Bank of Montreal
July 21, 2020	Japanese Yen	JPY24,035,609	$(223,000)	223,180	180	Societe Generale
July 21, 2020	Mexican Peso (new)	$96,000	MXN(2,169,685)	(97,141)	(1,141)	HSBC Bank (USA)
July 21, 2020	Norwegian Krone	NOK1,370,494	$(133,075)	140,901	7,826	HSBC Bank (USA)
July 21, 2020	Norwegian Krone	$133,864	NOK(1,370,494)	(140,901)	(7,037)	HSBC Bank (USA)
August 14, 2020	Chilean Peso	CLP76,682,000	$(93,697)	95,418	1,720	BNP Paribas, N.A.
August 14, 2020	Philippine Peso	$476,135	PHP(24,221,000)	(477,362)	(1,227)	Societe Generale

					$(29,563)

At May 31, 2020, the Alternative Strategies Fund had outstanding total return swap agreements as set forth below:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value at 5/31/20	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	+	Pay	1 Month USD LIBOR Plus 0.23%	Monthly	04/12/2021	$8,452,044	$1,526,272	$—	$1,526,272
JPMorgan Chase & Co.	++	Receive	1 Month USD LIBOR Plus 0.15%	Monthly	04/12/2021	8,539,846	(2,092,851)	—	(2,092,851)
JPMorgan Chase & Co.	+++	Receive	1 Month USD LIBOR Plus 0.15%	Monthly	02/08/2021	2,534,785	114,588	—	114,588

							$(451,991)	$—	$(451,991)

+	BMO Alternative Strategies Global Market Neutral Long Index
++	BMO Alternative Strategies Global Short Index
+++	BMO Alternative Strategies Global Market Neutral Short Index

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Long Index as of May 31, 2020:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index
Adaro Energy Tbk PT	403,807	$30,403	0.39%
Aeon Mall Co Ltd.	588	8,264	0.11
AerCap Holdings NV	1,403	45,238	0.59
AES Corp/The	2,384	29,781	0.39
AGC Inc/Japan	1,471	41,641	0.54
AGCO Corporation	1,130	62,422	0.81
Air Canada	1,094	12,585	0.16
Akamai Technologies Inc.	455	48,162	0.62
Alfresa Holdings Corporation	1,133	22,857	0.30
Alliance Data Systems Corporation	571	26,454	0.34
Altium Ltd.	1,736	42,850	0.56
Amano Corporation	484	10,457	0.14
American Airlines Group Inc.	1,078	11,315	0.15
Amkor Technology Inc.	847	8,965	0.12
Arcs Co Ltd.	852	17,250	0.22
Asahi Co Ltd.	1,782	25,636	0.33
Asia Cement China Holdings Corporation	7,461	8,500	0.11
Asseco Poland SA	1,679	30,610	0.40
ASTM SpA	1,917	39,452	0.51
AT&S Austria Technologie & Systemtechnik	1,265	23,075	0.30
Atkore International Group Inc.	2,499	67,079	0.87
Axalta Coating Systems Ltd.	1,677	38,756	0.50
Axial Retailing Inc.	364	13,949	0.18
Beach Energy Ltd.	11,623	12,460	0.16
Berry Global Group Inc.	2,151	96,589	1.25
BMC Stock Holdings Inc.	390	10,206	0.13
Boston Properties Inc.	637	54,752	0.71
Builders FirstSource Inc.	1,666	34,660	0.45
Burlington Stores Inc.	109	22,911	0.30
Cabot Corporation	2,696	96,316	1.25
Cabot Oil & Gas Corporation	1,619	32,121	0.42
Capital One Financial Corporation	429	29,214	0.38
Cascades Inc.	3,204	32,729	0.42
Central Pacific Financial Corporation	3,867	62,303	0.81
CI Financial Corporation	2,844	33,580	0.44
Citigroup Inc.	1,753	83,972	1.09
Citizens Financial Group Inc.	1,268	30,566	0.40
Cogeco Inc.	341	21,277	0.28
Comfort Systems USA Inc.	683	25,256	0.33
Copa Holdings SA	332	14,563	0.19
Corestate Capital Holding SA	487	9,826	0.13
Covestro AG	696	25,788	0.33
CTT-Correios de Portugal SA	8,937	20,380	0.26
Cutera Inc.	652	8,656	0.11
Daiichikosho Co Ltd.	1,994	70,135	0.91
DB HiTek Co Ltd.	1,229	28,387	0.37
Derichebourg SA	8,097	24,894	0.32
Dialog Semiconductor PLC.	233	9,187	0.12
DNO ASA	38,340	19,848	0.26
Dollar General Corporation	403	77,132	1.00
Enerflex Ltd.	6,597	26,347	0.34
Entegris Inc.	368	22,065	0.29
Essent Group Ltd.	4,331	143,136	1.85
Essex Property Trust Inc.	553	134,260	1.74
Estee Lauder Cos Inc/The	152	29,975	0.39
Eutelsat Communications SA	1,610	16,042	0.21

Expedia Group Inc.	104	8,260	0.11
F5 Networks Inc.	489	70,909	0.92
Fabrinet	1,316	84,154	1.09
FedNat Holding Co	659	8,035	0.10
Ferrexpo PLC.	25,134	54,658	0.71
Fortescue Metals Group Ltd.	13,725	126,635	1.64
Fortinet Inc.	1,171	163,063	2.11
FTI Consulting Inc.	372	44,813	0.58
Fujitsu Ltd.	326	33,548	0.43
Fukuda Corporation	386	17,499	0.23
Genting Singapore Ltd.	34,718	19,283	0.25
Globalwafers Co Ltd.	2,540	30,584	0.40
Globus Medical Inc.	843	46,071	0.60
Glory Ltd.	2,049	48,645	0.63
GMS Inc.	1,148	23,518	0.30
Haemonetics Corporation	265	29,114	0.38
Hanmi Financial Corporation	3,650	32,963	0.43
HealthStream Inc.	2,333	53,143	0.69
Helmerich & Payne Inc.	349	7,028	0.09
Herc Holdings Inc.	2,453	69,905	0.91
Hitachi Ltd.	1,546	49,571	0.64
HMS Holdings Corporation	325	10,140	0.13
Hoshino Resorts REIT Inc.	4	17,613	0.23
Huntington Ingalls Industries Inc	670	133,829	1.73
Integer Holdings Corporation	156	12,356	0.16
International Consolidated Airlines Grou	10,629	30,027	0.39
Israel Corp Ltd/The	201	23,612	0.31
Japan Asset Marketing Co Ltd.	7,371	6,500	0.08
Japan Petroleum Exploration Co Ltd	424	7,961	0.10
JetBlue Airways Corporation	2,052	20,661	0.27
JOST Werke AG	264	7,543	0.10
JTEKT Corporation	7,751	62,519	0.81
KAR Auction Services Inc.	390	5,593	0.07
KDDI Corporation	3,846	111,956	1.45
Kirkland Lake Gold Ltd.	2,144	82,281	1.07
Komori Corporation	3,136	22,705	0.29
Koninklijke Ahold Delhaize NV	2,983	75,679	0.98
Kurabo Industries Ltd.	512	11,540	0.15
Lantheus Holdings Inc.	551	7,559	0.10
Legal & General Group PLC.	70,771	173,677	2.24
LPL Financial Holdings Inc.	370	26,397	0.34
Luminex Corporation	3,234	100,765	1.31
Marlin Business Services Corporation	1,478	11,072	0.14
Masco Corporation	2,634	122,886	1.59
Matrix Service Co	2,732	30,108	0.39
Max Co Ltd.	1,214	18,686	0.24
Mebuki Financial Group Inc.	62,768	142,158	1.84
Medpace Holdings Inc.	1,632	151,438	1.96
Meet Group Inc/The	2,781	17,184	0.22
Meidensha Corporation	948	16,027	0.21
Meitec Corporation	1,067	51,504	0.67
Methanex Corporation	2,237	36,114	0.47
Micro Focus International PLC.	1,067	5,364	0.07
Mitsuboshi Belting Ltd.	1,213	18,437	0.24
Mitsui Sugar Co Ltd.	956	18,491	0.24
Moneysupermarket.com Group PLC.	9,304	39,408	0.51
NEC Corporation	508	22,788	0.29
Nikkon Holdings Co Ltd.	3,161	64,015	0.83
Nippon Telegraph & Telephone Corporation	985	22,339	0.29
Nishi-Nippon Financial Holdings Inc.	9,574	65,941	0.85
NNIT A/S	1,380	23,923	0.31
Nomura Real Estate Holdings Inc.	5,325	98,548	1.28
Northrim BanCorp Inc.	428	9,868	0.13

Novocure Ltd.	114	7,682	0.10
NS United Kaiun Kaisha Ltd.	886	11,678	0.15
Obayashi Corporation	15,259	141,210	1.83
Oesterreichische Post AG	1,450	48,632	0.63
Omnicell Inc.	165	11,034	0.14
ORIX Corporation	3,263	43,281	0.56
Orthofix Medical Inc.	900	30,684	0.40
Persimmon PLC.	3,084	87,417	1.13
Peugeot SA	10,210	145,432	1.88
Proto Corporation	2,450	26,238	0.34
Pzena Investment Management Inc.	1,850	7,546	0.10
Qorvo Inc.	556	58,208	0.75
Quebecor Inc.	2,520	55,182	0.72
Raymond James Financial Inc.	408	28,271	0.37
Reach PLC.	14,107	14,475	0.19
Regions Financial Corp	13,185	149,125	1.93
Rio Tinto PLC.	1,641	87,511	1.13
Roche Holding AG	439	152,175	1.97
Ryobi Ltd	2,324	30,216	0.39
Samsung Electronics Co Ltd.	967	39,580	0.51
Sandvik AB	2,573	42,589	0.55
Scandinavian Tobacco Group A/S	3,388	50,923	0.66
Schaeffler AG	6,135	47,085	0.61
Seino Holdings Co Ltd.	786	10,752	0.14
Selvaag Bolig ASA	4,142	21,347	0.28
Semapa-Sociedade de Investimento e Gesta	1,122	10,347	0.13
Seneca Foods Corporation	223	8,133	0.11
Showa Denko KK	418	9,998	0.13
Signify NV	3,029	64,802	0.84
Siltronic AG	1,178	114,934	1.49
Silvercorp Metals Inc.	5,846	25,756	0.33
Sino-American Silicon Products Inc.	10,213	29,865	0.39
Sinotruk Hong Kong Ltd.	17,795	43,207	0.56
Sintokogio Ltd.	1,661	12,162	0.16
SITC International Holdings Co Ltd.	38,461	36,322	0.47
SK Hynix Inc.	125	8,259	0.11
SKF AB	3,304	60,625	0.78
SLM Corporation	950	7,204	0.09
Soulbrain Holdings Co Ltd.	187	12,172	0.16
Sprouts Farmers Market Inc.	1,030	25,878	0.34
SPS Commerce Inc.	912	62,173	0.81
Steel Dynamics Inc.	1,606	42,646	0.55
Stifel Financial Corporation	428	20,422	0.26
Sumitomo Seika Chemicals Co Ltd.	452	12,744	0.16
Surmodics Inc.	392	14,485	0.19
Synchrony Financial	2,486	50,638	0.66
Taiheiyo Cement Corp.	3,310	78,257	1.01
Teck Resources Ltd.	2,070	19,584	0.25
Tianneng Power International Ltd.	23,333	23,601	0.31
Toyo Construction Co Ltd.	9,391	37,395	0.48
Trinseo SA	767	15,788	0.20
Tsubakimoto Chain Co	1,422	36,755	0.48
Uni-President Enterprises Corporation	6,235	15,117	0.20
United Airlines Holdings Inc.	387	10,851	0.14
United Rentals Inc.	387	53,734	0.70
UOL Group Ltd.	4,156	20,113	0.26
US Concrete Inc.	559	11,666	0.15
US Foods Holding Corporation	4,570	87,470	1.13
Vanda Pharmaceuticals Inc.	2,862	33,543	0.43
Vishay Intertechnology Inc.	3,118	50,698	0.65
Vishay Precision Group Inc.	486	11,478	0.14
Weichai Power Co Ltd.	8,678	15,024	0.18
Wells Fargo & Co	1,276	33,775	0.43

World Fuel Services Corporation	2,119	53,982	0.69
WW Grainger Inc.	201	62,101	0.79
Yanzhou Coal Mining Co Ltd.	39,661	30,292	0.38
Yorozu Corporation	716	7,710	0.09
Yurtec Corporation	1,845	10,807	0.13

		$7,724,631	100.00%

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of May 31, 2020:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index
AAON Inc.	(1,998)	$(108,230)	(1.17)%
AEON Financial Service Co Ltd.	(1,075)	(12,102)	(0.13)
AIA Group Ltd.	(6,333)	(51,351)	(0.55)
Air Water Inc.	(7,285)	(105,829)	(1.14)
Aker Solutions ASA	(46,028)	(31,064)	(0.34)
Albemarle Corporation	(1,062)	(81,251)	(0.88)
Analog Devices Inc.	(861)	(97,266)	(1.05)
Andersons Inc/The	(823)	(10,670)	(0.12)
AP Moller—Maersk A/S	(63)	(62,009)	(0.67)
Arbonia AG	(2,610)	(23,497)	(0.25)
Argan Inc.	(991)	(36,653)	(0.40)
Asahi Holdings Inc.	(2,749)	(70,669)	(0.76)
Assa Abloy AB	(2,884)	(58,394)	(0.63)
Astronics Corporation	(634)	(5,785)	(0.07)
Atlantic Union Bankshares Corporation	(612)	(14,165)	(0.15)
Atmos Energy Corporation	(782)	(80,342)	(0.87)
Banco Santander SA	(7,864)	(17,822)	(0.19)
Bank of Kyoto Ltd/The	(2,827)	(101,550)	(1.10)
BlackBerry Ltd.	(4,347)	(20,129)	(0.22)
Boskalis Westminster	(3,168)	(58,636)	(0.63)
Capital & Counties Properties PLC.	(34,814)	(70,371)	(0.76)
Century Aluminum Co	(4,367)	(26,030)	(0.28)
Clarus Corporation	(1,655)	(17,372)	(0.19)
CME Group Inc.	(614)	(112,116)	(1.21)
Coats Group PLC.	(68,401)	(45,580)	(0.49)
Community Health Systems Inc.	(5,582)	(17,583)	(0.19)
COMSYS Holdings Corporation	(2,170)	(60,417)	(0.65)
Copart Inc.	(1,320)	(117,973)	(1.28)
Corning Inc.	(1,397)	(31,833)	(0.34)
Cubic Corporation	(631)	(26,021)	(0.28)
Diamondback Energy Inc.	(476)	(20,254)	(0.22)
Digimarc Corporation	(2,763)	(47,491)	(0.51)
DKSH Holding AG	(525)	(28,916)	(0.31)
Drive Shack Inc.	(6,407)	(11,404)	(0.12)
eHealth Inc.	(75)	(9,731)	(0.11)
Energizer Holdings Inc.	(2,527)	(110,907)	(1.20)
Essential Utilities Inc.	(2,873)	(125,740)	(1.36)
Euronav NV	(9,443)	(94,538)	(1.02)
Everbridge Inc.	(116)	(17,031)	(0.18)
FANUC Corporation	(195)	(34,777)	(0.38)
Fastenal Co	(2,011)	(82,982)	(0.90)
First Financial Bancorporation	(5,119)	(68,033)	(0.74)
First Hawaiian Inc.	(2,974)	(51,305)	(0.55)
Fluidra SA	(1,739)	(21,474)	(0.23)
ForeScout Technologies Inc.	(288)	(6,794)	(0.08)
Franco-Nevada Corporation	(680)	(95,147)	(1.03)
Front Yard Residential Corporation	(5,361)	(40,206)	(0.43)
FUCHS PETROLUB SE	(2,949)	(117,498)	(1.27)
Fuji Seal International Inc.	(533)	(11,012)	(0.12)
GAM Holding AG	(40,524)	(100,477)	(1.08)
Genuine Parts Co	(1,082)	(90,279)	(0.98)

Green Plains Inc.	(2,434)	(20,808)	(0.22)
Henry Schein Inc.	(1,694)	(102,854)	(1.11)
Hiscox Ltd.	(2,234)	(20,447)	(0.22)
Hitachi Metals Ltd.	(2,412)	(27,807)	(0.30)
Huhtamaki Oyj	(245)	(9,898)	(0.11)
Hunting PLC.	(22,675)	(46,844)	(0.50)
Illimity Bank SpA	(4,044)	(32,385)	(0.35)
IMCD NV	(1,594)	(150,391)	(1.62)
Infinera Corporation	(7,982)	(39,749)	(0.43)
Interactive Brokers Group Inc.	(1,253)	(53,049)	(0.57)
Invesco Ltd.	(1,868)	(14,890)	(0.16)
IPG Photonics Corporation	(525)	(81,603)	(0.88)
J Sainsbury PLC.	(6,949)	(16,666)	(0.18)
JCDecaux SA	(3,990)	(81,170)	(0.88)
JGC Holdings Corporation	(11,072)	(119,106)	(1.29)
Kobayashi Pharmaceutical Co Ltd.	(1,596)	(142,212)	(1.54)
Komatsu Ltd.	(3,512)	(71,072)	(0.77)
Kratos Defense & Security Solutions Inc.	(2,808)	(52,096)	(0.56)
Labrador Iron Ore Royalty Corporation	(2,625)	(42,558)	(0.46)
Lancashire Holdings Ltd.	(2,890)	(24,276)	(0.26)
Lightspeed POS Inc.	(3,965)	(94,272)	(1.02)
Limoneira Co	(1,652)	(22,068)	(0.24)
Liquidity Services Inc.	(2,129)	(12,155)	(0.13)
Lovesac Co/The	(2,498)	(45,747)	(0.49)
MaxLinear Inc.	(1,153)	(19,963)	(0.22)
Mayne Pharma Group Ltd.	(165,273)	(46,626)	(0.50)
MBIA Inc.	(9,409)	(66,619)	(0.72)
McDonald’s Corporation	(617)	(114,964)	(1.24)
Miraca Holdings Inc.	(649)	(15,088)	(0.16)
MISUMI Group Inc.	(5,429)	(144,213)	(1.56)
Mitsubishi Motors Corporation	(8,267)	(23,327)	(0.25)
Mitsui E&S Holdings Co Ltd.	(10,048)	(52,696)	(0.57)
Miura Co Ltd.	(3,783)	(161,512)	(1.74)
MKS Instruments Inc.	(991)	(104,677)	(1.13)
Mondelez International Inc.	(1,397)	(72,829)	(0.79)
Monro Inc.	(697)	(38,428)	(0.42)
Motorcar Parts of America Inc.	(766)	(12,118)	(0.13)
MTR Corp Ltd.	(6,483)	(31,075)	(0.34)
Netflix Inc.	(106)	(44,623)	(0.48)
New York Community Bancorp Inc.	(10,696)	(107,493)	(1.16)
Nidec Corp	(990)	(60,866)	(0.66)
Nippon Paint Holdings Co Ltd.	(1,514)	(105,535)	(1.14)
Norsk Hydro ASA	(11,953)	(30,348)	(0.33)
Nutanix Inc.	(873)	(21,008)	(0.23)
Ocado Group PLC.	(6,013)	(162,883)	(1.75)
Okta Inc.	(829)	(162,149)	(1.75)
Ollie’s Bargain Outlet Holdings Inc.	(2,238)	(204,688)	(2.21)
Oriental Land Co Ltd/Japan	(424)	(61,500)	(0.66)
Origin Energy Ltd.	(4,969)	(19,428)	(0.21)
Pebblebrook Hotel Trust	(6,802)	(92,918)	(1.00)
Penske Automotive Group Inc.	(384)	(13,749)	(0.15)
Penumbra Inc.	(321)	(55,341)	(0.60)
People’s United Financial Inc.	(9,344)	(106,985)	(1.16)
PerkinElmer Inc.	(1,470)	(147,722)	(1.60)
Persol Holdings Co Ltd.	(5,432)	(71,855)	(0.78)
Pinnacle Financial Partners Inc.	(1,306)	(52,030)	(0.56)
PJT Partners Inc.	(744)	(40,694)	(0.44)
Prosperity Bancshares Inc.	(1,188)	(77,700)	(0.84)
Puma SE	(478)	(34,119)	(0.37)
R1 RCM Inc.	(3,270)	(34,696)	(0.38)
Radware Ltd.	(2,720)	(64,799)	(0.70)
Rathbone Brothers PLC.	(1,397)	(24,903)	(0.27)
Renesas Electronics Corporation	(16,833)	(87,338)	(0.94)

Renishaw PLC.	(270)	(12,845)	(0.14)
Roper Technologies Inc.	(117)	(46,266)	(0.50)
RWS Holdings PLC.	(2,979)	(23,901)	(0.26)
Salzgitter AG	(792)	(10,654)	(0.11)
Sanne Group PLC.	(3,726)	(31,097)	(0.33)
Savaria Corporation	(2,945)	(29,662)	(0.32)
Schoeller-Bleckmann Oilfield Equipment A	(617)	(16,737)	(0.18)
SCREEN Holdings Co Ltd.	(526)	(23,548)	(0.25)
Seikagaku Corporation	(1,375)	(14,634)	(0.16)
Sembcorp Industries Ltd.	(12,425)	(11,955)	(0.13)
Serco Group PLC.	(45,141)	(70,764)	(0.76)
SHO-BOND Holdings Co Ltd.	(3,360)	(155,449)	(1.68)
Sims Ltd.	(2,110)	(10,898)	(0.12)
SOITEC	(375)	(36,440)	(0.39)
Sony Financial Holdings Inc.	(6,147)	(148,109)	(1.60)
Spotify Technology SA	(217)	(39,224)	(0.42)
Stericycle Inc.	(1,262)	(69,170)	(0.75)
Stobart Group Ltd.	(27,186)	(17,410)	(0.19)
Sumitomo Metal Mining Co Ltd.	(3,465)	(96,529)	(1.04)
Suzuki Motor Corporation	(384)	(13,354)	(0.14)
SVB Financial Group	(611)	(131,307)	(1.42)
Svenska Cellulosa AB SCA	(3,981)	(49,671)	(0.54)
Symrise AG	(708)	(77,440)	(0.84)
Taihei Dengyo Kaisha Ltd.	(765)	(16,813)	(0.18)
Telephone and Data Systems Inc.	(1,290)	(26,429)	(0.29)
TFS Financial Corporation	(4,074)	(62,783)	(0.68)
Thor Industries Inc.	(567)	(48,848)	(0.53)
Toho Zinc Co Ltd.	(2,549)	(35,448)	(0.38)
TOTO Ltd	(3,106)	(123,107)	(1.33)
Twilio Inc.	(145)	(28,720)	(0.31)
United Parcel Service Inc.	(770)	(76,775)	(0.83)
Vicor Corporation	(1,877)	(114,466)	(1.24)
Visteon Corporation	(643)	(46,310)	(0.50)
Vivint Solar Inc.	(11,553)	(86,881)	(0.94)
Wacom Co Ltd.	(3,743)	(16,885)	(0.18)
Wallenstam AB	(6,369)	(73,372)	(0.79)
Weir Group PLC/The	(8,472)	(101,174)	(1.09)
Weyerhaeuser Co	(5,391)	(108,847)	(1.18)
Wheaton Precious Metals Corporation	(3,122)	(134,005)	(1.45)
Yara International ASA	(3,067)	(104,944)	(1.13)
Zscaler Inc.	(432)	(42,357)	(0.46)

		$(9,257,562)	(100.00)%

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Short Index as of May 31, 2020:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Short Index
Afterpay Ltd.	(4,489)	$(141,262)	(1.37)%
Albemarle Corporation	(2,495)	(190,939)	(1.85)
Asahi Holdings Inc.	(7,230)	(185,903)	(1.80)
Atmos Energy Corporation	(2,467)	(253,608)	(2.45)
BOK Financial Corporation	(2,080)	(105,949)	(1.02)
Brown-Forman Corporation	(995)	(65,610)	(0.63)
Caverion Oyj	(4,949)	(31,874)	(0.31)
Cellnex Telecom SA	(7,791)	(441,294)	(4.26)
Century Aluminum Co	(37,183)	(221,612)	(2.14)
CITIC Securities Co Ltd.	(138,592)	(248,540)	(2.40)
CKD Corporation	(18,819)	(324,555)	(3.14)
COSCO SHIP ENGY	(409,921)	(202,554)	(1.96)
Daifuku Co Ltd.	(4,783)	(372,064)	(3.60)
Delivery Hero SE	(5,561)	(533,073)	(5.14)
Diversified Healthcare Trust	(3,364)	(12,041)	(0.12)

Energizer Holdings Inc.	(1,712)	(75,130)	(0.73)
Goldwin Inc.	(969)	(61,999)	(0.60)
GRENKE AG	(3,080)	(248,221)	(2.39)
HarborOne Bancorp Inc.	(5,681)	(45,281)	(0.44)
Hitachi Metals Ltd.	(9,011)	(103,877)	(1.00)
Interactive Brokers Group Inc.	(5,795)	(245,426)	(2.37)
J Trust Co Ltd.	(25,345)	(67,519)	(0.65)
Kansai Paint Co Ltd	(13,149)	(272,419)	(2.63)
Kawasaki Kisen Kaisha Ltd.	(19,617)	(202,301)	(1.95)
M3 Inc.	(6,676)	(268,928)	(2.60)
Macerich Co/The	(4,719)	(32,139)	(0.31)
MISUMI Group Inc.	(11,670)	(310,028)	(3.00)
Money Forward Inc.	(1,082)	(70,498)	(0.68)
MOS Food Services Inc.	(3,027)	(84,291)	(0.81)
NextEra Energy Inc.	(1,236)	(315,820)	(3.05)
Nihon M&A Center Inc.	(4,708)	(189,215)	(1.83)
Nippon Paint Holdings Co Ltd.	(6,374)	(444,323)	(4.29)
Nippon Yusen KK	(18,554)	(267,450)	(2.58)
Nitori Holdings Co Ltd.	(719)	(130,294)	(1.26)
Noah Holdings Ltd.	(8,953)	(237,511)	(2.30)
Noodles & Co	(10,645)	(62,381)	(0.60)
Nordic Semiconductor ASA	(12,414)	(81,352)	(0.79)
Northwest Pipe Co	(3,110)	(78,019)	(0.75)
Nufarm Ltd/Australia	(79,412)	(284,654)	(2.75)
OGE Energy Corporation	(5,641)	(176,692)	(1.71)
Okta Inc.	(1,664)	(325,390)	(3.15)
Pacific Metals Co Ltd.	(2,572)	(40,351)	(0.39)
Park24 Co Ltd.	(10,711)	(207,896)	(2.01)
People’s United Financial Inc.	(7,232)	(82,807)	(0.80)
Rayonier Inc.	(2,364)	(56,149)	(0.54)
SMS Co Ltd.	(11,946)	(296,823)	(2.87)
Spotify Technology SA	(167)	(30,128)	(0.29)
Square Inc.	(1,119)	(90,750)	(0.88)
Stericycle Inc.	(595)	(32,634)	(0.32)
Sumitomo Metal Mining Co Ltd.	(9,543)	(265,812)	(2.57)
TFS Financial Corporation	(3,448)	(53,130)	(0.51)
Toridoll Holdings Corporation	(12,463)	(141,247)	(1.36)
Umicore SA	(1,823)	(80,768)	(0.78)
Wallenstam AB	(11,610)	(133,750)	(1.29)
Weir Group PLC/The	(15,435)	(184,335)	(1.78)
Weyerhaeuser Co	(3,754)	(75,786)	(0.73)
Willdan Group Inc.	(4,440)	(108,565)	(1.05)
Zalando SE	(5,678)	(384,279)	(3.72)
Zur Rose Group AG	(356)	(71,604)	(0.70)

		$(10,348,850)	(100.00)%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 102.0%

Alabama — 2.8%
Alabama Housing Finance Authority, 1.500%, 11/1/2022 (6)	$3,000,000	$3,045,570
Albertville Municipal Utilities Board - Water System, AGM, 2.000%, 8/15/2020	355,000	356,104
Black Belt Energy Gas District:
1.148%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (6)	4,500,000	4,307,085
4.000%, 6/1/2021	1,000,000	1,026,160
4.000%, 6/1/2022	1,000,000	1,050,570
Tender Option Bond Trust Receipts/Certificates, 0.440%, 7/1/2026 (5) (6)	5,000,000	5,000,000

		14,785,489

California — 0.6%
Bay Area Toll Authority, 1.240%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (6)	1,750,000	1,744,330
State of California:
0.430%, (SIFMA Municipal Swap Index Yield), 12/1/2028, Call 6/22/2020 (6)	750,000	748,253
0.991%, (LIBOR 1 Month), 12/1/2031, Call 6/1/2021 (6)	500,000	497,405

		2,989,988

Colorado — 3.9%
City & County of Denver Airport System Revenue, AGC, 1.480%, 11/15/2025, Call 6/1/2020 (6) (7)	475,000	475,000
Colorado Health Facilities Authority:
0.320%, 10/1/2037, Call 11/12/2023 (5) (6)	9,000,000	9,000,000
5.000%, 6/1/2022	1,000,000	1,093,100
Colorado School of Mines, 0.748%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (6)	1,165,000	1,145,650
E-470 Public Highway Authority, 0.536%, (LIBOR 1 Month), 9/1/2039, Call 9/1/2020 (6)	1,370,000	1,355,286
Regional Transportation District, 5.000%, 6/1/2020	2,850,000	2,850,000
Tender Option Bond Trust Receipts/Certificates, 0.440%, 12/1/2036, Call 12/1/2028 (5) (6)	5,000,000	5,000,000

		20,919,036

Connecticut — 1.4%
City of New Haven:
5.000%, 2/1/2022	350,000	374,727
5.000%, 8/1/2022	1,025,000	1,097,150
City of New Haven, AGM:
5.000%, 2/1/2023	580,000	631,150
5.000%, 8/1/2023	1,080,000	1,191,521
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2020	400,000	401,112
Town of Windham, 3.000%, 10/1/2020	4,000,000	4,029,760

		7,725,420

District of Columbia — 0.5%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 6/30/2020	360,000	361,300
Washington Convention & Sports Authority, 5.000%, 10/1/2020	2,500,000	2,519,400

		2,880,700

Florida — 3.6%
Broward County Housing Finance Authority, 1.400%, 5/1/2022 (6)	2,500,000	2,519,800
City of Atlantic Beach, 3.000%, 11/15/2023, Call 6/30/2020	2,000,000	1,945,500
County of Jackson, 0.200%, 7/1/2022, Call 6/1/2020 (6)	1,430,000	1,430,000
Florida Development Finance Corp., 0.620%, 1/1/2049 (6)	3,000,000	2,999,430
JPMorgan Chase Putters/Drivers Trust, 0.390%, 2/16/2022, Call 8/18/2020 (5) (6)	9,000,000	9,000,000

Miami-Dade County Industrial Development Authority, 1.600%, 11/1/2041 (6)	1,400,000	1,400,686

		19,295,416

Georgia — 6.0%
Bartow County Development Authority, 2.050%, 9/1/2029 (6)	1,400,000	1,412,530
Burke County Development Authority:
1.550%, 12/1/2049 (6)	3,000,000	3,009,360
2.250%, 10/1/2032 (6)	4,000,000	4,093,720
Development Authority of Appling County, 0.210%, 9/1/2029, Call 6/1/2020 (6)	1,300,000	1,300,000
Main Street Natural Gas, Inc.:
0.710%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (6)	5,000,000	4,853,800
0.998%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (6)	5,000,000	4,851,550
5.000%, 5/15/2021	700,000	719,446
Monroe County Development Authority, 0.210%, 11/1/2048, Call 6/1/2020 (6)	5,500,000	5,500,000
Municipal Electric Authority of Georgia:
5.000%, 1/1/2022	380,000	398,556
5.000%, 1/1/2023	805,000	867,991
Tender Option Bond Trust Receipts/Certificates, 0.490%, 4/1/2025 (5) (6)	5,250,000	5,250,000

		32,256,953

Idaho — 1.0%
Idaho Housing & Finance Association, 0.440%, 1/1/2038, Call 6/1/2020 (6)	5,220,000	5,220,000

Illinois — 9.1%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2021	1,400,000	1,436,806
City of Chicago:
5.000%, 1/1/2021	200,000	201,440
5.000%, 1/1/2022	300,000	305,694
5.000%, 1/1/2023	400,000	411,404
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,046,610
City of Granite, 2.450%, 5/1/2027 (6)	3,000,000	3,020,970
Cook & Will Counties Community College District No 515, 1.450%, 12/1/2039, Call 6/22/2020 (6)	7,000,000	7,000,630
Cook County School District No 99 Cicero:
5.000%, 12/1/2020	555,000	567,499
5.000%, 12/1/2021	575,000	613,548
Illinois Development Finance Authority, 1.600%, 11/1/2044, Call 8/4/2020 (6)	5,000,000	5,002,450
Illinois Finance Authority, 0.890%, (SIFMA Municipal Swap Index Yield), 1/1/2046, Call 7/1/2022 (6)	2,000,000	1,983,320
Illinois Housing Development Authority, 1.900%, 10/1/2022 (6)	1,790,000	1,821,003
Lake County Forest Preserve District, 0.976%, (LIBOR 3 Month), 12/15/2020 (6)	130,000	129,646
Northern Illinois University, BAM, 5.000%, 4/1/2024	500,000	556,680
Rockford Park District, 3.000%, 12/15/2020	1,165,000	1,179,120
Sales Tax Securitization Corp., 5.000%, 1/1/2025	500,000	558,770
Sangamon County School District No 186 Springfield, AGM:
4.000%, 6/1/2022	750,000	794,895
4.000%, 6/1/2023	1,000,000	1,087,470
State of Illinois:
4.000%, 6/15/2021	355,000	355,692
4.875%, 5/1/2021	250,000	251,845
5.000%, 6/1/2020	1,000,000	1,000,000
5.000%, 6/15/2020	1,925,000	1,926,193
5.000%, 7/1/2020	2,110,000	2,112,511
5.000%, 8/1/2020	4,000,000	4,009,720
5.000%, 10/1/2021	1,500,000	1,518,975
5.000%, 2/1/2022	6,040,000	6,129,150
5.000%, 12/1/2022	1,000,000	1,017,830
5.125%, 5/1/2022	500,000	509,415
5.375%, 5/1/2023	250,000	257,070
5.500%, 5/1/2024	500,000	516,190
Will County Community High School District No 210 Lincoln-Way, AGM, 4.000%, 1/1/2022	975,000	1,009,213
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE, 0.000%, 11/1/2021	435,000	431,307

		48,763,066

Indiana — 2.6%

Center Grove Multi-Facility School Building Corp., 2.500%, 12/15/2020, Call 6/30/2020	3,000,000	3,003,630
City of Rockport:
1.350%, 7/1/2025 (6)	1,000,000	1,015,760
1.350%, 7/1/2025 (6)	1,000,000	1,015,760
City of Whiting, 5.000%, 11/1/2045 (6)	1,345,000	1,434,671
Indiana Finance Authority, 1.150%, 5/1/2034	3,420,000	3,420,000
Indianapolis Local Public Improvement Bond Bank, 1.450%, 6/1/2021, Call 6/30/2020	3,750,000	3,752,625
Lafayette School Corp., 4.000%, 1/15/2021	425,000	433,704

		14,076,150

Iowa — 1.8%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	3,500,000	3,580,185
Iowa Finance Authority:
0.715%, (SIFMA Municipal Swap Index Yield), 2/15/2035, Call 3/20/2021 (5) (6)	3,455,000	3,398,580
2.875%, 5/15/2049, Call 11/15/2020	1,000,000	962,060
Iowa Finance Authority, GNMA/FNMA/FHLMC, 0.440%, (SIFMA Municipal Swap Index Yield), 7/1/2047, Call 11/2/2020 (6)	1,500,000	1,494,585

		9,435,410

Kansas — 1.5%
City of Andover, 1.625%, 10/1/2022, Call 10/1/2020	2,190,000	2,199,198
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	1,245,000	1,252,644
City of Lenexa, 1.625%, 9/1/2021, Call 9/1/2020	1,000,000	1,002,380
City of Washington, 2.000%, 12/1/2022, Call 12/1/2020	3,000,000	3,024,060
State of Kansas Department of Transportation, 0.559%, (LIBOR 1 Month), 9/1/2021 (6)	400,000	397,852

		7,876,134

Kentucky — 5.5%
City of Ashland:
5.000%, 2/1/2021	385,000	393,316
5.000%, 2/1/2022	475,000	500,341
County of Carroll, 1.200%, 10/1/2034 (6)	5,000,000	4,968,500
Kentucky Higher Education Student Loan Corp., 5.000%, 6/1/2021	1,000,000	1,035,730
Kentucky Housing Corp., 2.000%, 4/1/2022 (6)	1,400,000	1,419,488
Kentucky Public Energy Authority:
1.368%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (6)	5,000,000	4,793,200
4.000%, 7/1/2020	2,115,000	2,119,505
Kentucky Rural Water Finance Corp.:
1.250%, 2/1/2022, Call 2/1/2021	6,770,000	6,791,461
1.450%, 6/1/2021, Call 12/1/2020	5,500,000	5,527,555
Louisville/Jefferson County Metropolitan Government, 1.850%, 10/1/2033 (6)	2,000,000	2,018,340

		29,567,436

Louisiana — 1.0%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/30/2020	350,000	370,636
Louisiana Public Facilities Authority, 0.790%, (SIFMA Municipal Swap Index Yield), 9/1/2057, Call 3/1/2023 (6)	5,000,000	4,927,600

		5,298,236

Maryland — 0.8%
Maryland Economic Development Corp., 1.700%, 9/1/2022	4,000,000	4,095,520

Massachusetts — 0.4%
Massachusetts Development Finance Agency:
2.450%, 5/1/2027 (5) (6)	250,000	251,748
5.000%, 7/1/2021	300,000	312,189
Town of Northbridge, 2.000%, 6/26/2020	1,700,000	1,701,819

		2,265,756

Michigan — 2.7%
Michigan Finance Authority:
0.654%, (LIBOR 1 Month), 12/1/2039, Call 6/30/2020 (6)	200,000	199,520
3.500%, 11/15/2044 (6)	3,175,000	3,379,502
Michigan Finance Authority, SAW, 4.000%, 8/20/2020	2,000,000	2,016,660
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 6/30/2020	600,000	601,710

Tender Option Bond Trust Receipts/Certificates, AGM Q-SBLF, 0.390%, 11/1/2023 (5) (6)	7,575,000	7,575,000
Wayne-Westland Community Schools, Q-SBLF, 4.000%, 11/1/2020	500,000	507,665

		14,280,057

Mississippi — 1.1%
Mississippi Business Finance Corp.:
0.450%, 7/1/2025, Call 6/1/2020 (6)	3,000,000	3,000,000
0.450%, 5/1/2028, Call 6/1/2020 (6)	3,000,000	3,000,000

		6,000,000

Missouri — 1.7%
City of St. Louis, 2.500%, 6/1/2020	5,000,000	5,000,000
Health & Educational Facilities Authority of the State of Missouri, 2.875%, 2/1/2034, Call 6/22/2020	765,000	740,742
Missouri Public Utilities Commission, 1.500%, 3/1/2021, Call 9/1/2020	3,275,000	3,283,711

		9,024,453

Nebraska — 0.4%
Central Plains Energy Project:
4.000%, 8/1/2021	1,000,000	1,038,230
4.000%, 8/1/2022	1,000,000	1,068,660

		2,106,890

Nevada — 1.0%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2020	1,650,000	1,650,000
State of Nevada Department of Business & Industry, 1.470%, 12/1/2026 (5) (6) (8)	3,800,000	3,800,000

		5,450,000

New Hampshire — 2.6%
New Hampshire Business Finance Authority, 2.000%, 6/1/2049 (5) (6)	14,000,000	14,031,500

New Jersey — 1.2%
Lyndhurst Township School District, 1.875%, 9/10/2020	1,100,000	1,104,818
New Jersey Transportation Trust Fund Authority, 4.000%, 6/15/2020	200,000	200,096
New Jersey Turnpike Authority:
0.599%, (LIBOR 1 Month), 1/1/2021 (6)	1,750,000	1,741,565
0.739%, (LIBOR 1 Month), 1/1/2022 (6)	750,000	741,967
Tobacco Settlement Financing Corp., 5.000%, 6/1/2020	2,400,000	2,400,000

		6,188,446

New Mexico — 0.4%
City of Santa Fe, 2.250%, 5/15/2024, Call 11/15/2021	500,000	456,270
New Mexico Hospital Equipment Loan Council, 2.250%, 7/1/2023, Call 1/1/2021	1,525,000	1,428,544

		1,884,814

New York — 15.0%
City of New York, AGC, 1.000%, 10/1/2021, Call 6/1/2020 (6) (7)	100,000	100,000
County of Nassau, 5.000%, 6/1/2020	10,000,000	10,000,000
County of Suffolk, 2.000%, 9/25/2020	4,000,000	3,998,400
Hempstead Union Free School District, SAW, 2.500%, 6/25/2020	6,000,000	6,005,460
Livonia Central School District, SAW, 2.500%, 6/19/2020	5,485,000	5,489,224
Long Island Power Authority, 1.009%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (6)	4,000,000	3,951,760
Metropolitan Transportation Authority:
0.590%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (6)	3,000,000	2,864,460
0.798%, (LIBOR 1 Month), 11/1/2030 (6)	2,970,000	2,798,215
5.000%, 5/15/2021	2,500,000	2,533,850
5.000%, 9/1/2022	6,000,000	6,163,740
5.000%, 2/1/2023	2,645,000	2,738,130
Nuveen New York AMT-Free Municipal Credit Income Fund:
1.000%, 3/1/2029 (6)	11,320,000	11,320,000
1.370%, 10/1/2047	4,000,000	4,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.000%, 3/1/2029 (6)	5,000,000	5,000,000
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District, 2.250%, 7/22/2020	4,000,000	4,010,160
Oyster Bay, 2.000%, 3/12/2021	2,000,000	2,025,700
Triborough Bridge & Tunnel Authority, 0.948%, (LIBOR 1 Month), 1/1/2032 (6)	4,845,000	4,825,620
Whitney Point Central School District, SAW, 2.500%, 6/26/2020	2,000,000	2,002,140

		79,826,859

North Dakota — 0.3%
City of Williston:
5.000%, 7/15/2020	1,025,000	1,030,227
5.000%, 7/15/2021	750,000	785,378

		1,815,605

Ohio — 6.6%
American Municipal Power, Inc.:
2.250%, 8/13/2020	500,000	501,845
2.250%, 12/3/2020	765,000	768,343
2.500%, 6/25/2020	1,525,000	1,527,074
City of Gahanna, 3.000%, 8/6/2020	1,100,000	1,105,148
City of Moraine, 2.500%, 6/25/2020	2,725,000	2,728,706
City of North Olmsted, 2.000%, 3/10/2021	1,020,000	1,029,190
City of Parma, 2.500%, 7/23/2020	3,000,000	3,008,850
City of Sharonville, 3.000%, 6/25/2020	2,920,000	2,924,964
County of Belmont, 2.000%, 8/27/2020	2,510,000	2,514,869
County of Lorain, 1.300%, 2/6/2021, Call 6/30/2020	805,000	806,578
County of Trumbull:
2.000%, 7/23/2020	2,275,000	2,280,073
2.500%, 7/23/2020	2,250,000	2,256,638
County of Union, 2.000%, 9/9/2020	1,500,000	1,507,020
Ohio Housing Finance Agency, 1.750%, 6/1/2022, Call 6/1/2021 (6)	2,775,000	2,807,440
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	6,000,000	5,965,140
Village of Oakwood, 2.250%, 9/17/2020	1,000,000	1,005,790
Village of Orange, 2.000%, 8/27/2020	2,575,000	2,584,811

		35,322,479

Oklahoma — 1.3%
Canadian County Educational Facilities Authority, 5.000%, 12/1/2020	1,900,000	1,939,615
Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022	4,400,000	4,216,740
Oklahoma Housing Finance Agency, 1.600%, 7/1/2022 (6)	1,000,000	1,009,830

		7,166,185

Pennsylvania — 5.9%
Berks County Municipal Authority:
5.000%, 2/1/2022	500,000	519,970
5.000%, 2/1/2023	1,300,000	1,378,572
Bethlehem Area School District, SAW, 0.599%, (LIBOR 1 Month), 7/1/2031, Call 11/2/2020 (6)	2,990,000	2,949,695
Commonwealth Financing Authority, 5.000%, 6/1/2020	1,000,000	1,000,000
Manheim Township School District, 0.720%, (LIBOR 1 Month), 5/1/2025, Call 5/1/2021 (6)	2,000,000	1,975,520
Montgomery County Higher Education & Health Authority, 0.860%, (SIFMA Municipal Swap Index Yield), 9/1/2051, Call 6/22/2020 (6)	2,500,000	2,500,025
Northampton County General Purpose Authority, 1.300%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (6)	1,000,000	989,810
Pennsylvania Economic Development Financing Authority, 2.150%, 11/1/2021 (6)	2,000,000	2,040,720
Pennsylvania Turnpike Commission, 1.020%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/23/2020 (6)	1,800,000	1,798,578
Tender Option Bond Trust Receipts/Certificates:
0.440%, 7/1/2033, Call 7/1/2022 (5) (6)	7,200,000	7,200,000
0.540%, 11/1/2047, Call 11/1/2027 (5) (6)	8,935,000	8,935,000

		31,287,890

South Carolina — 2.9%
Patriots Energy Group Financing Agency, 1.108%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (6)	6,000,000	5,778,000
South Carolina Jobs-Economic Development Authority, 1.450%, 5/1/2048, Call 6/1/2020 (6)	1,500,000	1,500,000
Tender Option Bond Trust Receipts/Certificates, 0.390%, 5/30/2022 (5) (6)	8,020,000	8,020,000

		15,298,000

Tennessee — 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 1.875%, 7/1/2021 (6)	1,400,000	1,401,260

Tennessee Energy Acquisition Corp., 5.250%, 9/1/2020	4,720,000	4,757,666

		6,158,926

Texas — 5.6%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2020	175,000	175,173
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (6)	3,400,000	3,479,662
Gulf Coast Authority, 2.450%, 5/1/2028 (6)	250,000	251,748
Irving Hospital Authority, 1.240%, (SIFMA Municipal Swap Index Yield), 10/15/2044, Call 4/15/2023 (6)	1,000,000	975,330
Midlothian Independent School District, PSF:
2.500%, 8/1/2052 (6)	1,725,000	1,729,985
2.500%, 8/1/2052, (pre-refunded 8/1/2020) (6)	275,000	275,995
Mission Economic Development Corp.:
1.500%, 5/1/2050 (6)	4,000,000	4,000,240
2.050%, 1/1/2026 (6)	5,000,000	5,004,950
2.500%, 8/1/2020, Call 6/30/2020	6,500,000	6,505,265
Northside Independent School District, PSF, 2.125%, 8/1/2040, Call 8/1/2020 (6)	1,800,000	1,804,104
Tender Option Bond Trust Receipts/Certificates, 0.340%, 7/1/2021 (5) (6)	5,900,000	5,900,000

		30,102,452

Utah — 1.3%
Tender Option Bond Trust Receipts/Certificates, 0.440%, 7/1/2047, Call 7/1/2027 (5) (6)	7,000,000	7,000,000

Virginia — 1.8%
Hampton Redevelopment & Housing Authority, 1.460%, 12/1/2022, Call 12/1/2021 (6)	4,000,000	4,047,200
Henrico County Economic development Authority, 5.000%, 10/1/2020	900,000	905,814
Westmoreland County Industrial Development Authority, 2.000%, 6/1/2022, Call 12/1/2021	4,300,000	4,410,897

		9,363,911

Washington — 1.9%
Tender Option Bond Trust Receipts/Certificates, 0.540%, 7/1/2026 (5) (6)	7,500,000	7,500,000
Vancouver Housing Authority, 1.530%, 12/1/2022, Call 12/1/2021	1,795,000	1,816,253
Washington Health Care Facilities Authority, 1.214%, (LIBOR 1 Month), 1/1/2042, Call 1/1/2022 (6)	550,000	550,137

		9,866,390

West Virginia — 1.9%
West Virginia Economic Development Authority, 3.000%, 6/1/2037 (6)	1,000,000	1,025,750
West Virginia Hospital Finance Authority:
1.200%, 6/1/2033, Call 6/1/2020 (6)	9,000,000	9,000,000
5.000%, 1/1/2021	360,000	368,078

		10,393,828

Wisconsin — 2.7%
Burlington Area School District, 2.000%, 9/24/2020	1,000,000	1,004,980
City of Lancaster, 4.000%, 5/1/2021, Call 6/30/2020	1,010,000	1,012,333
D C Everest Area School District, 2.000%, 4/1/2022, Call 6/30/2020	1,290,000	1,291,600
Edgar School District, 2.000%, 10/6/2020	1,800,000	1,810,044
Milwaukee & Ozaukee County Joint School District No. 2 Fox Point & Bayside, 2.000%, 8/20/2020	2,250,000	2,257,875
New Richmond School District, 2.000%, 8/27/2020	2,400,000	2,409,144
Oconto Falls Public School District, 2.000%, 10/1/2020	2,450,000	2,463,940
Two Rivers Public School District, 2.000%, 9/30/2020	1,750,000	1,759,240
Wisconsin Health & Educational Facilities Authority, 0.490%, (SIFMA Municipal Swap Index Yield), 8/15/2054, Call 1/28/2021 (6)	500,000	496,950

		14,506,106

Total Municipals (identified cost $545,019,661)		544,525,501

Short-Term Investments — 1.0%

Repurchase Agreements — 0.0%

Agreement with Fixed Income Clearing Corp., 0.040%, dated 05/29/2020, to be repurchased at $128,040 on 06/01/2020, collateralized by a U.S. Government Treasury Obligation with a maturity of 01/31/2022,with a fair value of $ 133,481, 0.040%	128,040	128,040

Short-Term Municipals — 1.0%

Florida — 1.0%
JEA Electric System Revenue, 0.430%, 6/19/2020	5,000,000	5,000,000

Total Short-Term Investments (identified cost $5,128,040)		5,128,040

Total Investments — 103.0% (identified cost $550,147,701)		549,653,541

Other Assets and Liabilities — (3.0)%		(15,889,288)

Total Net Assets — 100.0%		$533,764,253

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 98.1%

Alabama — 3.2%
Black Belt Energy Gas District:
1.148%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (6)	$1,000,000	$957,130
4.000%, 6/1/2023	1,000,000	1,070,720
4.000%, 7/1/2046, Call 3/1/2021 (6)	1,000,000	1,028,330
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (6)	600,000	668,778
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	201,586
5.000%, 8/1/2021	175,000	184,781

		4,111,325

Alaska — 0.8%
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 6/30/2020	1,000,000	1,001,880

Arizona — 1.1%
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	466,739
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (5)	25,000	24,990
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (5)	250,000	256,733
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	225,000	226,757
2.875%, 7/1/2021 (5)	135,000	134,025
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	250,710

		1,359,954

Arkansas — 0.2%
City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	250,456

California — 5.4%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	501,900
Bay Area Toll Authority, 1.240%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (6)	500,000	498,380
California Housing Finance Agency, AGM, 0.400%, 2/1/2037, Call 6/4/2020 (6) (7)	5,000	5,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,063,250
California Public Finance Authority:
5.000%, 10/15/2021	350,000	368,389
5.000%, 10/15/2022	300,000	326,799
California Statewide Communities Development Authority, 5.000%, 12/1/2025 (5)	200,000	215,554
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 6/22/2020	195,000	203,091
California Statewide Communities Development Authority, NATL-RE, 0.858%, 4/1/2028 (6) (7)	75,000	75,000
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	685,219
City of Redding Electric System Revenue, NATL-RE, 4.300%, 7/1/2022 (6) (7)	50,000	50,000
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	951,536
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,074,560
Palomar Health, 5.000%, 11/1/2022	375,000	409,095
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	428,005
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2041 (6)	220,000	220,000

		7,075,778

Colorado — 3.6%
Colorado Educational & Cultural Facilities Authority, 5.000%, 10/1/2021	1,000,000	1,039,840
Colorado Health Facilities Authority:
5.000%, 6/1/2021	250,000	261,690
5.000%, 6/1/2022	250,000	273,275

5.000%, 8/1/2049, Call 2/1/2025 (6)	1,000,000	1,125,710
E-470 Public Highway Authority, 1.164%, (LIBOR 1 Month), 9/1/2039, Call 3/1/2021 (6)	575,000	573,264
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	500,000
University of Colorado Hospital Authority, 5.000%, 11/15/2038, Call 9/1/2021 (6)	750,000	788,812
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	127,195

		4,689,786

Connecticut — 2.1%
City of New Haven, AGM, 5.000%, 8/1/2024	1,000,000	1,127,210
State of Connecticut:
5.000%, 3/15/2021	500,000	517,100
5.000%, 4/15/2023	1,000,000	1,113,850

		2,758,160

District of Columbia — 0.9%
Metropolitan Washington Airports Authority, 5.000%, 10/1/2024	1,000,000	1,155,330

Florida — 6.2%
Brevard County Health Facilities Authority, 5.000%, 4/1/2021	400,000	415,272
City of Atlantic Beach, 3.250%, 11/15/2024, Call 11/15/2020	1,155,000	1,119,969
City of Orlando, AGM, 4.000%, 11/1/2021	460,000	475,042
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	296,135
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	418,524
County of Broward Half-Cent Sales Tax Revenue, 5.000%, 10/1/2020	100,000	101,612
County of Escambia, 0.200%, 4/1/2039, Call 6/1/2020 (6)	600,000	600,000
County of Manatee, 0.080%, 9/1/2024, Call 6/1/2020 (6)	300,000	300,000
County of Okeechobee, 1.550%, 7/1/2039 (6)	1,000,000	1,006,650
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	308,457
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	325,000
5.000%, 6/1/2021	300,000	312,858
JEA Electric System Revenue, 0.150%, 10/1/2038, Call 6/1/2020 (6)	385,000	385,000
JPMorgan Chase Putters/Drivers Trust, 0.390%, 2/16/2022, Call 8/18/2020 (5) (6)	1,000,000	1,000,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	503,150
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	235,731
5.000%, 7/1/2020	300,000	300,933

		8,104,333

Georgia — 6.5%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	504,465
Bartow County Development Authority:
1.550%, 8/1/2043 (6)	500,000	501,560
2.050%, 9/1/2029 (6)	500,000	504,475
Burke County Development Authority, 2.925%, 11/1/2048 (6)	1,250,000	1,314,600
City of Atlanta:
5.000%, 1/1/2021	250,000	256,957
5.000%, 1/1/2022	700,000	745,507
County of DeKalb Water & Sewerage Revenue, 5.000%, 10/1/2020	150,000	152,403
Gainesville & Hall County Hospital Authority, 5.000%, 2/15/2021	700,000	718,648
Main Street Natural Gas, Inc.:
0.998%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (6)	1,500,000	1,455,465
5.000%, 5/15/2024	1,250,000	1,380,050
Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	944,615

		8,478,745

Guam — 0.4%
Territory of Guam, 5.000%, 12/1/2022	500,000	521,755

Illinois — 18.1%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,112,800
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	106,175
5.000%, 1/1/2022	200,000	212,350
Chicago Park District:
5.000%, 1/1/2022	250,000	263,895
5.000%, 1/1/2022	500,000	527,790

Chicago Transit Authority, 5.000%, 6/1/2021	750,000	777,638
City of Chicago, 5.000%, 1/1/2024	340,000	352,444
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	857,514
5.000%, 1/1/2022	500,000	528,035
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,445,000	1,512,351
City of Waukegan, 5.000%, 12/30/2020	250,000	256,468
Cook County School District No 99 Cicero, 5.000%, 12/1/2023	575,000	658,093
County of Cook, 5.000%, 11/15/2021	720,000	741,866
County of Cook Sales Tax Revenue, 5.000%, 11/15/2024, Call 11/15/2022	810,000	900,615
Illinois Finance Authority:
1.609%, (LIBOR 1 Month), 5/1/2036, Call 11/1/2020 (6)	1,000,000	1,000,140
5.000%, 1/1/2021	200,000	204,818
5.000%, 11/15/2021	400,000	426,564
5.000%, 1/1/2022	150,000	159,776
5.000%, 7/15/2022	750,000	818,550
5.000%, 11/15/2022	555,000	600,049
5.000%, 12/1/2022	290,000	303,685
5.000%, 5/15/2023	250,000	254,590
5.000%, 5/15/2024	450,000	459,689
Illinois Housing Development Authority, 1.900%, 10/1/2022 (6)	500,000	508,660
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 6/30/2020	20,000	20,058
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,117,180
Lake County Forest Preserve District, 0.976%, (LIBOR 3 Month), 12/15/2020 (6)	70,000	69,810
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2020	30,000	29,972
Northern Illinois University, BAM, 5.000%, 4/1/2025	400,000	453,880
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,165,000	1,292,218
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,072,750
State of Illinois:
5.000%, 6/1/2020	500,000	500,000
5.000%, 8/1/2020	900,000	902,187
5.000%, 2/1/2021	240,000	241,529
5.000%, 11/1/2022	2,000,000	2,034,460
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,056,880
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	670,931
4.000%, 3/1/2023	510,000	558,210

		23,564,620

Indiana — 2.5%
City of Boonville, 2.600%, 1/1/2023, Call 9/1/2020	500,000	500,960
City of Whiting, 5.000%, 12/1/2044 (6)	1,000,000	1,145,870
Indiana Finance Authority:
5.000%, 8/15/2020	130,000	131,019
5.250%, 10/1/2022, Call 10/1/2021	150,000	159,746
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 0.350%, 7/1/2047, Call 6/1/2020 (6)	1,000,000	1,000,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	100,000
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	254,002

		3,291,597

Iowa — 0.4%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	500,000	511,455

Kansas — 0.6%
Bourbon County Unified School District No. 234-Fort Scott, 5.000%, 9/1/2020	420,000	424,754
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	375,000	377,303

		802,057

Kentucky — 2.2%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	564,025
Kentucky Public Energy Authority:
1.368%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (6)	1,000,000	958,640
4.000%, 7/1/2023	750,000	798,503
Louisville/Jefferson County Metropolitan Government, 1.850%, 10/1/2033 (6)	500,000	504,585

		2,825,753

Louisiana — 0.3%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	409,112
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/30/2020	5,000	5,295

		414,407

Maine — 0.1%
City of Portland General Airport Revenue, 4.000%, 7/1/2020	110,000	110,228

Maryland — 0.4%
City of Baltimore, NATL-RE, 0.371%, 7/1/2020 (6) (7)	50,000	50,000
City of Rockville, 5.000%, 11/1/2022	500,000	509,765
Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/1/2021	5,000	5,104

		564,869

Massachusetts — 2.4%
Commonwealth of Massachusetts, 1.700%, 8/1/2043 (6)	1,000,000	1,027,480
Massachusetts Development Finance Agency:
5.000%, 7/1/2021	280,000	290,575
5.000%, 7/1/2022	315,000	337,176
5.000%, 7/1/2024	260,000	296,265
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2039, Call 1/1/2023 (6)	1,000,000	1,109,260

		3,060,756

Michigan — 2.0%
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	896,800
Lake St. Claire Clean Water Initiative, County Guarantee, 5.000%, 10/1/2020	150,000	152,414
Michigan Finance Authority, 3.500%, 11/15/2044 (6)	1,000,000	1,064,410
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 6/30/2020	200,000	200,592
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 6/30/2020	270,000	270,769

		2,584,985

Mississippi — 1.6%
Mississippi Business Finance Corp, 2.200%, 3/1/2027 (6)	1,250,000	1,262,938
State of Mississippi, 5.000%, 10/15/2024	750,000	851,655

		2,114,593

Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri:
2.875%, 2/1/2034, Call 6/22/2020	600,000	580,974
5.000%, 2/1/2022	250,000	253,127
5.000%, 2/1/2024, Call 2/1/2021	250,000	251,103

		1,085,204

Nebraska — 0.9%
Central Plains Energy Project, 5.000%, 3/1/2050, Call 10/1/2023 (6)	1,000,000	1,111,120

Nevada — 1.7%
City of Carson City, 5.000%, 9/1/2022	500,000	533,835
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,126,520
City of Sparks NV, 2.500%, 6/15/2024 (5)	500,000	487,400

		2,147,755

New Hampshire — 0.8%
New Hampshire Business Finance Authority, 2.000%, 6/1/2049 (5) (6)	1,000,000	1,002,250

New Jersey — 2.7%
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	408,752
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	858,359
5.000%, 10/1/2026	650,000	689,058
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 6/10/2020	250,000	250,000
New Jersey Transportation Trust Fund Authority, 5.000%, 12/15/2023	250,000	262,217
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2020	10,000	10,121
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,072,720

		3,551,227

New Mexico — 0.7%
New Mexico Hospital Equipment Loan Council, 2.375%, 7/1/2024, Call 1/1/2021	1,000,000	921,210

New York — 6.2%
Long Island Power Authority, 1.009%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (6)	1,000,000	987,940
Metropolitan Transportation Authority:
5.000%, 9/1/2022	1,000,000	1,027,290
5.000%, 11/15/2048 (6)	1,000,000	1,053,320
New York State Dormitory Authority, 5.000%, 12/1/2022 (5)	600,000	647,844
New York State Dormitory Authority, NATL-RE, 0.120%, 7/1/2029, Call 6/1/2020 (6) (7)	475,000	475,000
New York State Housing Finance Agency, SONYMA, 1.875%, 5/1/2050, Call 6/22/2020 (6)	750,000	750,367
Triborough Bridge & Tunnel Authority, 0.948%, (LIBOR 1 Month), 1/1/2032 (6)	980,000	976,080
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,032,390
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,155,000

		8,105,231

North Carolina — 0.7%
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (6) (7)	600,000	578,982
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	357,228

		936,210

North Dakota — 0.0%
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	55,000	56,762

Ohio — 3.2%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	857,615
American Municipal Power, Inc., 2.300%, 2/15/2038, Call 8/15/2021 (6)	1,000,000	1,003,730
County of Hamilton:
4.000%, 1/1/2021	445,000	444,279
5.000%, 1/1/2022	465,000	469,338
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	60,000	61,645
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	1,000,000	994,190
University of Toledo, 5.000%, 6/1/2020	375,000	375,000

		4,205,797

Oklahoma — 0.4%
Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022	600,000	575,010

Pennsylvania — 3.2%
Allegheny County Hospital Development Authority, 1.180%, (LIBOR 3 Month), 2/1/2021, Call 8/1/2020 (6)	30,000	29,875
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	264,135
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,077,400
Hospitals & Higher Education Facilities Authority of Philadelphia, 0.060%, 7/1/2041, Call 5/1/2020 (6)	0	0
Lancaster County Hospital Authority, 2.875%, 12/15/2023, Call 6/30/2020	500,000	474,175
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	204,976
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	249,060
5.000%, 12/1/2023	320,000	328,035
Northampton County General Purpose Authority:
1.300%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (6)	1,000,000	989,810
1.540%, (SIFMA Municipal Swap Index Yield), 8/15/2043, Call 6/16/2020 (6)	150,000	149,995
Pennsylvania Turnpike Commission:
1.020%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/23/2020 (6)	325,000	324,743
1.120%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (6)	80,000	79,786

		4,171,990

South Carolina — 0.7%
Patriots Energy Group Financing Agency, 1.108%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (6)	1,000,000	963,000

Tennessee — 2.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000%, 1/1/2022 (6)	1,000,000	1,008,220
Tennessee Energy Acquisition Corp.:

4.000%, 5/1/2048, Call 2/1/2023 (6)	1,000,000	1,067,420
5.000%, 2/1/2023	790,000	850,008
5.250%, 9/1/2020	10,000	10,080
5.250%, 9/1/2021	55,000	57,191

		2,992,919

Texas — 6.2%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (6)	900,000	921,087
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	161,566
Crane County Water District, 3.000%, 2/15/2021	605,000	614,390
Fort Bend Independent School District, PSF, 1.950%, 8/1/2049 (6)	1,000,000	1,022,170
Harris County Cultural Education Facilities Finance Corp., 0.970%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (6)	350,000	349,227
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	234,789
Mission Economic Development Corp., 2.500%, 8/1/2020, Call 6/30/2020	1,000,000	1,000,810
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (5)	275,000	272,258
4.000%, 11/15/2021	615,000	606,808
North Texas Tollway Authority, 5.000%, 1/1/2022	250,000	268,265
Northside Independent School District, PSF, 2.125%, 8/1/2040, Call 8/1/2020 (6)	655,000	656,493
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	502,570
5.000%, 11/15/2022	1,000,000	1,062,300
Texas State University System, 5.000%, 3/15/2022	350,000	379,872

		8,052,605

Virginia — 1.3%
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	606,683
Henrico County Economic Development Authority, AGM, 0.322%, 8/23/2027, Call 6/1/2020 (6) (7)	1,050,000	1,050,000

		1,656,683

Washington — 1.8%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,081,440
Washington State Housing Finance Commission, 2.375%, 1/1/2026, Call 7/1/2021 (5)	1,000,000	879,780
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 5.000%, 10/1/2020	320,000	324,995

		2,286,215

West Virginia — 1.7%
West Virginia Economic Development Authority, 2.550%, 3/1/2040 (6)	1,000,000	1,024,880
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	551,439
5.000%, 1/1/2023	555,000	608,741

		2,185,060

Wisconsin — 1.8%
Public Finance Authority:
5.000%, 11/15/2021	610,000	627,470
5.000%, 11/15/2022	500,000	522,385
State of Wisconsin:
5.000%, 9/1/2020	175,000	177,111
5.000%, 3/1/2021	300,000	310,884
Wisconsin Health & Educational Facilities Authority:
5.000%, 8/15/2020	260,000	262,431
5.000%, 8/15/2022	200,000	217,176
5.000%, 8/15/2023	205,000	230,020

		2,347,477

Total Municipals (identified cost $127,011,022)		127,706,547

Short-Term Investments — 0.2%

Repurchase Agreements — 0.2%

Agreement with Fixed Income Clearing Corp., 0.040%, dated 05/29/2020, to be repurchased at $ 196,146 on 06/01/2020, collateralized by a U.S. Government Treasury Obligation with a maturity of 01/31/2022,with a fair value of $ 200,221, 0.040%	196,146	196,146

Total Short-Term Investments (identified cost $196,146)		196,146

Total Investments — 98.3% (identified cost $127,207,168)		127,902,693

Other Assets and Liabilities — 1.7%		2,272,134

Total Net Assets — 100.0%		$130,174,827

Short-Term Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Principal Amount	Value

Asset-Backed Securities — 20.1%

Automobiles — 8.0%
AmeriCredit Automobile Receivables Trust:
Class A3, (Series 2018-2), 3.150%, 3/20/2023	$940,788	$953,960
Class A3, (Series 2018-3), 3.380%, 7/18/2023	150,000	152,583
Class C, (Series 2017-1), 2.710%, 8/18/2022	1,000,000	1,010,342
Class C, (Series 2017-3), 2.690%, 6/19/2023	1,755,000	1,783,332
Class D, (Series 2016-1), 3.590%, 2/8/2022	2,000,000	2,007,835
Class D, (Series 2016-3), 2.710%, 9/8/2022	2,000,000	2,022,440
Class D, (Series 2017-1), 3.130%, 1/18/2023	1,500,000	1,521,480
Avis Budget Rental Car Funding AESOP LLC:
Class A, (Series 2015-2A), 2.630%, 12/20/2021 (5)	1,000,000	982,614
Class A, (Series 2016-1A), 2.990%, 6/20/2022 (5)	400,000	395,847
Chesapeake Funding II LLC, Class A1, (Series 2019-2A), 1.950%, 9/15/2031 (5)	803,868	805,551
Drive Auto Receivables Trust:
Class B, (Series 2020-1), 2.080%, 7/15/2024	1,000,000	997,833
Class C, (Series 2018-1), 3.220%, 3/15/2023	243,625	243,928
Class C, (Series 2019-4), 2.510%, 11/17/2025	2,000,000	1,994,003
Enterprise Fleet Financing LLC, Class A2, (Series 2019-2), 2.290%, 2/20/2025 (5)	1,976,212	1,987,584
GM Financial Automobile Leasing Trust, Class A3, (Series 2018-2), 3.060%, 6/21/2021	112,405	112,797
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	1,006,965
Mercedes-Benz Master Owner Trust, Class A, (Series 2019-BA), 2.610%, 5/15/2024 (5)	1,275,000	1,285,990
Nissan Auto Receivables Owner Trust, Class A2A, (Series 2018-C), 3.070%, 10/15/2021	272,552	273,683
Westlake Automobile Receivables Trust, Class C, (Series 2017-2A), 2.590%, 12/15/2022 (5)	237,294	237,685
World Omni Auto Receivables Trust, Class A3, (Series 2017-B), 1.950%, 2/15/2023	263,265	265,303

		20,041,755

Credit Cards — 4.6%

Cabela’s Credit Card Master Note Trust, Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,211,822
Chase Issuance Trust:
Class A1, (Series 2020-A1), 1.530%, 1/15/2025	2,000,000	2,054,595
Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,503,318
Synchrony Card Funding LLC, Class A, (Series 2019-A1), 2.950%, 3/15/2025	297,000	304,696
Synchrony Card Issuance Trust, Class A, (Series 2018-A1), 3.380%, 9/15/2024	2,200,000	2,256,689
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	365,411
Class A, (Series 2019-B), 2.490%, 4/15/2026	1,775,000	1,792,620

		11,489,151

Other Financial — 7.5%
Ally Master Owner Trust:
Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,530,952
Class A2, (Series 2018-1), 2.700%, 1/17/2023	1,300,000	1,311,331
Daimler Trucks Retail Trust, Class A3, (Series 2018-1), 2.850%, 7/15/2021 (5)	382,769	383,347
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2018-3), 3.520%, 10/15/2023	1,000,000	1,017,898
Class A2, (Series 2019-3), 0.784% (LIBOR 1 Month + 60 basis points), 9/15/2024 (6)	1,300,000	1,253,881
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	207,155	205,654
Marlin Receivables LLC, Class B, (Series 2018-1A), 3.540%, 5/22/2023 (5)	1,000,000	1,007,080

MMAF Equipment Finance LLC, Class A4, (Series 2017-B), 2.410%, 11/15/2024 (5)	2,000,000	2,031,344
Navistar Financial Dealer Note Master Owner Trust II, Class A, (Series 2019-1), 0.808% (LIBOR 1 Month + 64 basis points), 5/25/2024 (5) (6)	1,000,000	983,767
Pawnee Equipment Receivables LLC, Class A2, (Series 2019-1), 2.290%, 10/15/2024 (5)	2,000,000	2,004,195
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	758,556	719,359
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 1.033% (LIBOR 1 Month + 85 basis points), 12/15/2020 (5) (6)	3,300,000	3,298,957
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	771,383	773,771
Westgate Resorts LLC:
Class B, (Series 2017-1A), 4.050%, 12/20/2030 (5)	1,513,108	1,464,470
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	757,376	728,545

		18,714,551

Total Asset-Backed Securities (identified cost $50,127,095)		50,245,457

Collateralized Mortgage Obligations — 4.9%

Federal Home Loan Mortgage Corporation — 0.8%
2.000%, 1/15/2024, (Series 4295)	310,809	314,613
3.000%, 2/15/2031, (Series 4013)	708,040	734,678
4.000%, 12/15/2038, (Series 3738)	534,525	544,522
4.500%, 8/15/2039, (Series 3778)	452,768	476,027

		2,069,840

Federal National Mortgage Association — 0.9%
3.000%, 6/25/2033	1,306,305	1,376,379
3.000%, 8/25/2040, (Series 2015-15)	824,620	839,870

		2,216,249

Federal National Mortgage Association — 0.7%
2.500%, 6/25/2029, (Series 2014-34)	661,031	689,778
3.643%, 7/25/2021, (Series 2011-M3)	1,063,484	1,077,236

		1,767,014

Private Sponsor — 2.5%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 4.033%, 5/20/2036 (6)	96,708	91,199
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	198,820	216,661
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	120,402	118,751
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	178,033	122,462
FREMF Mortgage Trust:
Class B, (Series 2013-K26), 3.597%, 12/25/2045 (5) (6)	1,250,000	1,284,160
Class B, (Series 2014-K716), 3.950%, 8/25/2047 (5) (6)	1,500,000	1,519,038
Class C, (Series 2012-K21), 3.935%, 7/25/2045 (5) (6)	1,000,000	1,007,512
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5) (6)	510,292	519,136
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	34,834	34,393
Class 3A1, (Series 2007-A2), 3.622%, 4/25/2037 (6)	9,676	8,005
Class A4, (Series 2019-6), 3.500%, 12/25/2049 (5) (6)	358,299	363,485
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.772%, 11/25/2034 (6)	153,021	149,075
OBX Trust, Class A8, (Series 2019-INV1), 4.000%, 11/25/2048 (5) (6)	572,580	578,037

Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 4.335%, 12/25/2036 (6)	150,273	137,437
		6,149,351

Total Collateralized Mortgage Obligations (identified cost $12,228,416)		12,202,454

Commercial Mortgage Securities — 4.7%

Government National Mortgage Association — 1.0%
1.800%, 7/16/2037, (Series 2013-179)	656,284	659,621
2.100%, 4/16/2050, (Series 2016-92)	900,618	913,239
2.205%, 1/16/2044, (Series 2014-61)	156,143	156,422
2.650%, 2/16/2045, (Series 2015-33)	897,469	908,445

		2,637,727

Private Sponsor — 3.7%
Cantor Commercial Real Estate Lending, Class A1, (Series 2019-CF2), 2.047%, 11/15/2052	1,416,871	1,445,457
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	421,376	422,061
GS Mortgage Securities Corp. Trust 2020-DUNE, Class A, (Series 2020-DUNE), 1.284% (LIBOR 1 Month + 110 basis points), 12/15/2036 (5) (6)	2,000,000	1,661,928
GS Mortgage Securities Trust, Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	680,967	688,939
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	705,588	705,106
SLIDE 2018-FUN, Class B, (Series 2018-FUN), 1.434% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5) (6)	955,257	859,942
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	912,967	916,807
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	1,478,002	1,528,471
WF-RBS Commercial Mortgage Trust, Class A4, (Series 2011-C2), 4.869%, 2/15/2044 (5) (6)	977,352	991,436

		9,220,147

Total Commercial Mortgage Securities (identified cost $12,217,786)		11,857,874

Corporate Bonds & Notes — 44.8%

Aerospace/Defense — 0.3%
General Dynamics Corp., 3.000%, 5/11/2021	750,000	768,324

Auto Manufacturers — 4.3%
American Honda Finance Corp.:
0.645% (LIBOR 3 Month + 21 basis points), 2/12/2021 (6)	1,000,000	997,711
1.950%, 5/10/2023 (1)	650,000	661,086
3.450%, 7/14/2023 (1)	1,555,000	1,646,769
Ford Motor Credit Co. LLC, 2.645% (LIBOR 3 Month + 127 basis points), 3/28/2022 (1) (6)	1,000,000	910,263
General Motors Financial Co., Inc.:
2.450%, 11/6/2020	1,000,000	999,299
2.861% (LIBOR 3 Month + 155 basis points), 1/14/2022 (6)	750,000	715,054
3.450%, 1/14/2022 (1)	750,000	749,764
PACCAR Financial Corp.:
2.650%, 5/10/2022 (1)	600,000	618,881
2.650%, 4/6/2023	675,000	706,149
Toyota Motor Corp., 3.183%, 7/20/2021	740,000	760,436
Toyota Motor Credit Corp.:
2.001% (LIBOR 3 Month + 69 basis points), 1/11/2022 (6)	1,000,000	998,221
3.350%, 1/8/2024	850,000	914,762

		10,678,395

Banks — 19.1%
BancorpSouth Bank, 4.125% (LIBOR 3 Month + 247 basis points), 11/20/2029 (6)	1,750,000	1,724,378
Bank of America Corp.:
2.020% (LIBOR 3 Month + 100 basis points), 4/24/2023 (6)	2,000,000	1,993,284

3.499% (LIBOR 3 Month + 63 basis points), 5/17/2022 (6)	1,000,000	1,024,287
Bank of New York Mellon Corp.:
1.600%, 4/24/2025 (1)	1,000,000	1,036,371
3.450%, 8/11/2023 (1)	1,000,000	1,096,115
Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023 (1)	650,000	707,105
Capital One NA, 1.910% (LIBOR 3 Month + 115 basis points), 1/30/2023 (6)	1,000,000	985,190
Citigroup, Inc.:
2.350%, 8/2/2021	520,000	529,071
2.700%, 10/27/2022	1,000,000	1,034,287
1.952% (LIBOR 3 Month + 96 basis points), 4/25/2022 (6)	1,500,000	1,502,904
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,000,000	1,027,603
Fifth Third Bancorp:
1.625%, 5/5/2023	1,000,000	1,019,438
3.650%, 1/25/2024 (1)	1,200,000	1,306,316
First Citizens BancShares, Inc., 3.375% (SOFR + 247 basis points), 3/15/2030 (6)	1,500,000	1,465,198
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,375,000	1,376,290
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021 (1)	1,000,000	1,006,773
3.625%, 1/22/2023 (1)	1,000,000	1,069,277
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027 (6)	1,000,000	1,017,225
Huntington Bancshares, Inc., 2.300%, 1/14/2022	1,144,000	1,167,315
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,698,354
JPMorgan Chase & Co., 3.200%, 1/25/2023 (1)	1,000,000	1,059,768
KeyBank NA:
3.300%, 2/1/2022 (1)	1,000,000	1,039,172
3.375%, 3/7/2023 (1)	1,000,000	1,066,001
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021	850,000	878,384
3.761%, 7/26/2023	1,000,000	1,072,214
Morgan Stanley:
2.315% (LIBOR 3 Month + 118 basis points), 1/20/2022 (6)	645,000	647,174
2.625%, 11/17/2021 (1)	1,250,000	1,284,467
National Australia Bank, Ltd., 2.625%, 7/23/2020	500,000	501,624
Peapack-Gladstone Financial Corp, 6.000% (LIBOR 3 Month + 485 basis points), 6/30/2026 (6)	500,000	513,527
PNC Bank NA, 3.500%, 6/8/2023 (1)	1,000,000	1,079,304
Royal Bank of Canada, 2.750%, 2/1/2022 (1)	400,000	415,876
State Street Corp., 1.950%, 5/19/2021	1,000,000	1,015,933
Toronto-Dominion Bank:
0.624% (LIBOR 3 Month + 15 basis points), 8/7/2020 (6)	2,000,000	1,998,772
2.125%, 4/7/2021	1,000,000	1,014,619
3.250%, 3/11/2024 (1)	1,000,000	1,089,044
Truist Bank:
3.502% (LIBOR 3 Month + 59 basis points), 8/2/2022 (1) (6)	750,000	772,628
3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (6)	700,000	754,294
Truist Financial Corp., 2.200%, 3/16/2023 (1)	1,000,000	1,034,018
United Community Banks, Inc., 4.500% (LIBOR 3 Month + 212 basis points), 1/30/2028 (6)	1,000,000	988,948
Wells Fargo & Co.:
2.130% (LIBOR 3 Month + 111 basis points), 1/24/2023 (6)	1,000,000	999,428
2.625%, 7/22/2022	1,500,000	1,548,762
West Loop BC, 4.000% (LIBOR 3 Month + 187 basis points), 12/1/2027 (6)	2,000,000	2,071,033
Westpac Banking Corp.:
2.500%, 6/28/2022	500,000	519,141
2.800%, 1/11/2022 (1)	500,000	517,577

		47,668,489

Chemicals — 0.2%
DuPont de Nemours, Inc., 3.766%, 11/15/2020	425,000	431,084

Computers — 1.8%
Apple, Inc.:
0.750%, 5/11/2023	1,250,000	1,262,430
1.700%, 9/11/2022 (1)	725,000	748,168
2.400%, 5/3/2023 (1)	1,500,000	1,588,979

Dell International LLC, 4.420%, 6/15/2021 (5)	1,000,000	1,018,930
		4,618,507

Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co., 2.250%, 11/15/2022 (1)	1,300,000	1,360,760
Procter & Gamble Co., 2.150%, 8/11/2022 (1)	775,000	807,391

		2,168,151

Diversified Financial Services — 1.3%
American Express Co., 3.400%, 2/22/2024 (1)	1,000,000	1,083,505
American Express Credit Corp., 2.700%, 3/3/2022 (1)	1,000,000	1,034,746
Capital One Financial Corp.:
3.050%, 3/9/2022 (1)	500,000	516,190
3.200%, 1/30/2023 (1)	500,000	518,081

		3,152,522

Electric — 0.6%
American Electric Power Co., Inc., 2.150%, 11/13/2020	750,000	754,288
NextEra Energy Capital Holdings, Inc., 3.150%, 4/1/2024	650,000	698,141

		1,452,429

Healthcare-Services — 0.9%
Anthem, Inc., 2.500%, 11/21/2020	600,000	605,571
UnitedHealth Group, Inc., 2.875%, 3/15/2023	1,500,000	1,595,682

		2,201,253

Insurance — 0.5%
Allstate Corp., 1.805% (LIBOR 3 Month + 43 basis points), 3/29/2021 (6)	500,000	500,304
Aon Corp., 2.200%, 11/15/2022	650,000	669,268

		1,169,572

Machinery-Construction & Mining — 0.7%
Caterpillar Financial Services Corp.:
1.950%, 11/18/2022 (1)	775,000	800,354
3.450%, 5/15/2023 (1)	1,000,000	1,088,172

		1,888,526

Machinery-Diversified — 0.7%
John Deere Capital Corp.:
2.800%, 3/6/2023 (1)	750,000	796,163
3.200%, 1/10/2022	1,000,000	1,042,335

		1,838,498

Media — 1.3%
Comcast Corp.:
2.750%, 3/1/2023 (1)	1,000,000	1,058,140
3.700%, 4/15/2024 (1)	1,000,000	1,105,749
Walt Disney Co., 1.650%, 9/1/2022	1,000,000	1,021,787

		3,185,676

Oil & Gas — 3.0%
BP Capital Markets PLC, 2.500%, 11/6/2022 (1)	1,250,000	1,295,395
Chevron Corp., 1.141%, 5/11/2023 (1)	1,000,000	1,019,280
Equinor ASA, 2.450%, 1/17/2023 (1)	1,000,000	1,040,045
Exxon Mobil Corp.:
2.019%, 8/16/2024	1,000,000	1,046,504
2.397%, 3/6/2022 (1)	850,000	880,310
Phillips 66, 0.960% (LIBOR 3 Month + 60 basis points), 2/26/2021 (6)	1,200,000	1,195,935
Shell International Finance BV, 3.500%, 11/13/2023 (1)	1,000,000	1,090,628

		7,568,097

Pharmaceuticals — 1.4%
AbbVie, Inc., 3.750%, 11/14/2023 (1)	500,000	544,431
CVS Health Corp.:
3.350%, 3/9/2021	1,000,000	1,020,475
3.700%, 3/9/2023 (1)	1,000,000	1,072,507
Johnson & Johnson, 2.625%, 1/15/2025	700,000	765,210

		3,402,623

Pipelines — 1.2%
Energy Transfer Operating LP, 3.600%, 2/1/2023	1,000,000	1,024,815

Kinder Morgan Energy Partners LP, 3.500%, 9/1/2023	1,903,000	2,014,778

		3,039,593

Retail — 1.1%
Walmart, Inc.:
3.300%, 4/22/2024	1,500,000	1,640,555
3.400%, 6/26/2023	1,000,000	1,085,017

		2,725,572

Savings & Loans — 0.8%
New York Community Bancorp, Inc., 5.900% (LIBOR 3 Month + 278 basis points), 11/6/2028 (6)	1,000,000	986,645
Sterling Bancorp, 4.000% (SOFR + 253 basis points), 12/30/2029 (6)	1,000,000	956,926

		1,943,571

Software — 1.7%
Microsoft Corp., 2.875%, 2/6/2024	1,500,000	1,626,842
Oracle Corp.:
1.900%, 9/15/2021	525,000	534,308
2.400%, 9/15/2023	1,000,000	1,055,761
2.500%, 5/15/2022	1,000,000	1,035,271

		4,252,182

Telecommunications — 1.9%
AT&T, Inc.:
3.000%, 2/15/2022	1,000,000	1,037,061
3.900%, 3/11/2024	1,000,000	1,084,227
Verizon Communications, Inc.:
1.740% (LIBOR 3 Month + 100 basis points), 3/16/2022 (6)	750,000	751,632
4.150%, 3/15/2024	1,250,000	1,393,990
5.150%, 9/15/2023	500,000	571,304

		4,838,214

Transportation — 1.1%
Union Pacific Corp.:
2.950%, 3/1/2022	1,000,000	1,042,368
3.500%, 6/8/2023 (1)	1,500,000	1,617,380

		2,659,748

Total Corporate Bonds & Notes (identified cost $108,413,863)		111,651,026

U.S. Government & U.S. Government Agency Obligations — 17.5%

Federal Farm Credit Bank — 0.8%
1.480%, 3/10/2026	$2,000,000	2,002,089

Federal Home Loan Mortgage Corporation — 0.4%
2.375%, 2/16/2021	1,000,000	1,015,525

Federal National Mortgage Association — 0.4%
2.500%, 4/13/2021	1,000,000	1,020,036

Federal National Mortgage Association — 0.8%
0.625%, 4/22/2025	2,000,000	2,010,731

U.S. Treasury Bonds & Notes — 15.1%
1.500%, 2/28/2023 (1)	2,500,000	2,590,625
1.500%, 9/30/2024 (1)	2,500,000	2,632,715
1.625%, 4/30/2023 (1)	2,000,000	2,083,711
1.750%, 6/30/2024	1,500,000	1,591,465
1.750%, 7/31/2024 (1)	3,000,000	3,185,742
1.875%, 2/28/2022	500,000	514,883
1.875%, 4/30/2022 (1)	2,000,000	2,065,351
2.000%, 5/31/2021 (1)	1,500,000	1,527,041
2.000%, 11/30/2022 (1)	1,000,000	1,045,488
2.125%, 12/31/2022 (1)	2,000,000	2,100,312
2.125%, 2/29/2024 (1)	1,000,000	1,070,684
2.250%, 3/31/2021 (1)	1,200,000	1,220,648

2.250%, 1/31/2024 (1)	1,000,000	1,074,082
2.250%, 10/31/2024	2,000,000	2,173,203
2.375%, 4/15/2021 (1)	3,000,000	3,057,012
2.625%, 7/15/2021	1,000,000	1,027,227
2.750%, 8/15/2021 (1)	2,000,000	2,061,484
2.750%, 7/31/2023 (1)	2,000,000	2,161,172
2.750%, 8/31/2023 (1)	1,750,000	1,894,307
2.750%, 11/15/2023 (1)	1,500,000	1,631,367
2.875%, 9/30/2023	750,000	816,475

		37,524,994

Total U.S. Government & U.S. Government Agency Obligations (identified cost $42,258,295)		43,573,375

U.S. Government Agency-Mortgage Securities — 2.1%

Federal Home Loan Mortgage Corporation — 0.9%
3.000%, 12/9/2022	2,000,000	2,125,688

Federal Home Loan Mortgage Corporation — 0.9%
1.370%, 3/11/2025	2,300,000	2,308,834

Federal National Mortgage Association — 0.3%
3.500%, 4/1/2026	60,304	63,764
4.000%, 11/1/2031	287,294	310,882
5.500%, 11/1/2033	82,216	95,852
5.500%, 2/1/2034	60,473	70,652
5.500%, 8/1/2037	135,818	158,779

		699,929

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	12,417	12,824

Total U.S. Government Agency-Mortgage Securities (identified cost $4,988,452)		5,147,275

Short-Term Investments — 29.6%

Certificates of Deposit — 1.9%
Mizuho Bank, Ltd., 1.596%, 6/25/2020 (6)	1,000,000	999,974
MUFG Bank, Ltd., 1.016%, 2/4/2021 (6)	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp.:
1.440%, 7/24/2020 (6)	1,250,000	1,250,000
1.728%, 4/6/2021 (6)	1,000,000	1,001,057

		4,751,031

Collateral Pool Investments for Securities on Loan — 21.6%
Collateral pool allocation (3)		53,791,634

Commercial Paper — 2.4%
Hyundai Capital America, 1.681%, 6/18/2020 (9)	1,500,000	1,498,831
Marriott International Inc., 1.630%, 6/24/2020 (9)	2,000,000	1,997,956
Nissan Motor Acceptance Corp., 1.528%, 7/1/2020 (9)	1,500,000	1,498,125
Walgreens Boots Alliance, Inc., 2.203%, 7/21/2020 (9)	1,000,000	997,014

		5,991,926

Mutual Funds — 3.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	9,366,220	9,367,156

Total Short-Term Investments (identified cost $73,900,280)		73,901,747

Total Investments — 123.7% (identified cost $304,134,187)		308,579,208

Other Assets and Liabilities — (23.7)%		(59,122,166)

Total Net Assets — 100.0%		$249,457,042

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 99.5%
Alabama — 2.3%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$310,945
4.000%, 7/1/2021	1,895,000	1,957,175
5.000%, 10/1/2020, Call 6/30/2020	230,000	230,754
Black Belt Energy Gas District:
1.148%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (6)	4,000,000	3,828,520
4.000%, 10/1/2049, Call 7/1/2026 (6)	11,500,000	12,699,105
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	586,691
City of Birmingham, 4.000%, 3/1/2022 (10)	1,225,000	1,252,526
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (6)	1,400,000	1,560,482
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,902,395
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,206,800
UAB Medicine Finance Authority:
4.000%, 9/1/2038, Call 9/1/2029	1,000,000	1,154,760
4.000%, 9/1/2044, Call 9/1/2029	2,470,000	2,798,189
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,787,759
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,411,985
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,201,682

		41,889,768
Alaska — 0.4%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,166,399
5.000%, 12/1/2027, Call 6/1/2022	310,000	335,277
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,909,375
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,162,320
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	556,625
5.000%, 4/1/2031, Call 4/1/2021	150,000	156,036
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,069,276
City of Anchorage Electric Revenue, NATL-RE, 5.000%, 12/1/2024, Call 6/30/2020	305,000	306,068

		7,661,376
Arizona — 2.4%
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,066,690
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (5)	1,350,000	1,271,308
3.750%, 12/15/2029, Call 12/15/2027 (5)	570,000	530,870
4.000%, 7/15/2030, Call 7/15/2028 (5)	625,000	621,887
4.000%, 7/15/2040, Call 7/15/2028 (5)	925,000	811,660
4.000%, 7/15/2050, Call 7/15/2028 (5)	1,600,000	1,317,856
5.000%, 3/1/2037, Call 9/1/2027 (5)	1,250,000	1,226,275
5.000%, 7/1/2039, Call 7/1/2029 (5)	780,000	770,523
5.000%, 12/15/2039, Call 12/15/2027 (5)	400,000	382,276
5.000%, 3/1/2042, Call 9/1/2027 (5)	1,000,000	962,710
5.000%, 7/1/2049, Call 7/1/2029 (5)	1,400,000	1,336,006
5.000%, 7/15/2049, Call 7/15/2027 (5)	3,350,000	3,225,547
5.000%, 12/15/2049, Call 12/15/2027 (5)	700,000	643,538
5.750%, 7/15/2038, Call 7/15/2026 (5)	1,750,000	1,875,440
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,264,939
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,410,508
Chandler Industrial Development Authority, 5.000%, 6/1/2049 (6)	5,000,000	5,742,750

City of Goodyear Water & Sewer Revenue, 5.125%, 7/1/2025, Call 7/1/2020	345,000	346,373
City of Phoenix Civic Improvement Corp., 5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,054,074
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (10)	500,000	643,405
City of Phoenix Civic Improvement Corp., NATL-RE:
5.500%, 7/1/2021 (10)	555,000	583,377
5.500%, 7/1/2036 (10)	530,000	791,385
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	501,870
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,590,041
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 6/30/2020	70,000	70,245
Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (5)	145,000	144,942
5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,106,350
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,051,230
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,262,997
Maricopa County Industrial Development Authority:
5.000%, 7/1/2035, Call 7/1/2026	2,325,000	2,276,663
5.000%, 7/1/2036, Call 7/1/2026	750,000	816,240
5.000%, 7/1/2039, Call 7/1/2029 (5)	1,000,000	1,014,320
5.000%, 7/1/2047, Call 7/1/2026 (5)	1,225,000	1,189,046
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,136,370
5.000%, 7/1/2024	575,000	676,683
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	120,832
Town of Marana, 5.000%, 7/1/2023	450,000	512,852
University Medical Center Corp., 5.000%, 7/1/2021	425,000	446,531
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	480,375

		44,276,984
Arkansas — 0.6%
Arkansas Development Finance Authority:
5.000%, 2/1/2021	315,000	324,189
5.000%, 2/1/2022	150,000	159,535
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	165,000	170,120
4.000%, 7/1/2025, Call 7/1/2021	370,000	381,281
Arkansas State University:
4.000%, 3/1/2021	390,000	398,892
4.000%, 3/1/2022	1,140,000	1,199,896
4.000%, 3/1/2023	985,000	1,061,820
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	415,000	420,428
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,038,500
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,113,730
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	200,000	200,000
Conway Health Facilities Board, 4.250%, 8/1/2021	410,000	418,647
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	978,712
5.000%, 11/1/2023, Call 11/1/2022	860,000	928,628
University of Arkansas:
5.000%, 12/1/2021	300,000	321,753
5.000%, 12/1/2022	520,000	578,084
5.000%, 12/1/2023, Call 12/1/2022	500,000	555,060
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,164,950

		11,414,225
California — 5.9%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	516,957
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,290,387
Alvord Unified School District, AGM, 7.350%, 8/1/2046, Call 8/1/2036	1,150,000	1,433,199
Bay Area Toll Authority, 1.390%, (SIFMA Municipal Swap Index Yield), 4/1/2036, Call 10/1/2026 (6)	5,000,000	4,863,750
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	493,845
0.000%, 8/1/2031	615,000	503,771

Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	998,910
Burbank Unified School District, 5.000%, 8/1/2031, Call 2/1/2025 (10)	1,325,000	1,351,049
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 6/30/2020	465,000	466,665
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,196,180
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,119,900
California Infrastructure & Economic Development Bank, 0.502%, (LIBOR 1 Month), 8/1/2047, Call 2/1/2021 (6)	2,500,000	2,453,000
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,683,615
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,070,720
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	901,246
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,195,408
County of Los Angeles, AMBAC TCRs, 0.000%, 9/1/2020	600,000	599,496
County of San Joaquin, 5.000%, 4/1/2022	350,000	378,795
Duarte Unified School District, 5.125%, 8/1/2026 (10)	585,000	735,579
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	483,529
5.000%, 10/1/2022	580,000	644,937
5.000%, 10/1/2023	800,000	925,400
Encinitas Union School District, 6.750%, 8/1/2035, Call 8/1/2032	500,000	693,395
Escondido Union High School District, 5.450%, 8/1/2032, Call 8/1/2025 (10)	1,250,000	1,473,975
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	395,366
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,209,380
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	426,517
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,376,069
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,194,260
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,179,960
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	436,040
5.000%, 6/1/2023	400,000	453,164
5.000%, 6/1/2024	775,000	909,548
5.000%, 6/1/2025	425,000	514,790
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	292,614
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,149,440
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	128,770
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	379,200
Lakeside Union School District/Kern County, AGC, 0.000%, 9/1/2027	295,000	269,267
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,067,220
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,861,177
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	706,267
5.000%, 8/1/2025, Call 8/1/2023	760,000	864,971
McKinleyville Union School District, AGM, 7.050%, 8/1/2041, Call 8/1/2026 (10)	165,000	214,046
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	556,656
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	864,725
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (10)	300,000	381,831
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,217,520
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	526,450
Mount Diablo Unified School District, AGM, 5.750%, 8/1/2035, Call 8/1/2025	2,125,000	2,338,690
Murrieta Valley Unified School District, NATL-RE, 0.000%, 9/1/2020	500,000	499,320
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (11)	1,000,000	1,137,550
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,967,897
Northern California Gas Authority No. 1, 1.680%, (LIBOR 3 Month), 7/1/2027 (6)	1,915,000	1,810,211
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	545,115
5.000%, 7/1/2032, Call 7/1/2022	700,000	752,570
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	579,705
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,766,960
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	301,377
Sacramento Redevelopment Agency Successor Agency, BAM:

5.000%, 12/1/2027, Call 12/1/2025	235,000	283,375
5.000%, 12/1/2028, Call 12/1/2025	425,000	510,846
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,189,070
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,366,880
San Francisco City & County Airport Comm-San Francisco International Airport:
4.000%, 5/1/2050, Call 5/1/2029	2,700,000	2,895,723
5.000%, 5/1/2024, Call 5/1/2021	745,000	777,407
5.000%, 5/1/2024, Call 5/1/2021	295,000	306,561
5.000%, 5/1/2045, Call 5/1/2029	13,500,000	15,729,525
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,555,511
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,378,211
San Miguel Joint Union School District, AGM:
0.000%, 6/15/2020	415,000	414,938
0.000%, 6/15/2021	490,000	487,668
0.000%, 6/15/2022	505,000	499,228
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	496,435
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	338,651
0.000%, 8/1/2031	470,000	394,922
State of California:
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,168,579
6.000%, 3/1/2033, Call 6/30/2020	520,000	522,220
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2041 (6)	1,365,000	1,365,000
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,386,528
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,533,262
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,126,744
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	294,695
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,093,320
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,224,914
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	104,933
0.000%, 8/1/2023	240,000	235,145
0.000%, 8/1/2024, Call 8/1/2023	330,000	308,461
0.000%, 8/1/2025, Call 8/1/2023	270,000	239,990
0.000%, 8/1/2026, Call 8/1/2023	330,000	277,837
0.000%, 8/1/2028, Call 8/1/2023	420,000	316,642

		107,571,572
Colorado — 3.0%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	600,065
5.000%, 12/1/2026, Call 12/1/2024	355,000	426,923
5.000%, 12/1/2027, Call 12/1/2024	500,000	600,310
Arkansas River Power Authority, 5.000%, 10/1/2038, Call 10/1/2028	2,250,000	2,439,652
City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,558,080
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	530,120
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	6,019,164
5.000%, 12/1/2048, Call 12/1/2028	3,000,000	3,471,240
Colorado Bridge Enterprise:
4.000%, 12/31/2028, Call 12/31/2027	2,760,000	3,252,853
4.000%, 6/30/2029, Call 12/31/2027	4,525,000	5,319,454
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	553,864
5.000%, 9/1/2020	1,060,000	1,070,664
5.000%, 9/1/2021	865,000	908,432
Colorado Health Facilities Authority:
4.000%, 11/15/2043, Call 11/15/2029	1,000,000	1,110,910
4.000%, 8/1/2044, Call 8/1/2029	2,000,000	2,048,120
4.000%, 8/1/2049, Call 8/1/2029	2,265,000	2,306,382
5.000%, 2/1/2021	475,000	478,244
5.000%, 9/1/2022	750,000	813,720
5.000%, 12/1/2023	215,000	222,734
5.000%, 2/1/2024	420,000	432,428
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,297,880

5.250%, 5/15/2037, Call 5/15/2027	1,000,000	961,970
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	804,036
5.000%, 12/1/2021	725,000	777,454
5.000%, 12/1/2022	1,185,000	1,322,081
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	486,110
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,678,455
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,259,693
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,087,700
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,161,523

		55,000,261
Connecticut — 2.2%
City of New Haven, AGM:
5.000%, 8/1/2023	295,000	338,928
5.000%, 8/1/2023	1,765,000	1,947,254
5.000%, 2/1/2024	650,000	724,061
5.000%, 8/1/2024	1,000,000	1,127,210
5.000%, 8/1/2039, Call 8/1/2029	3,000,000	3,451,860
Connecticut Housing Finance Authority:
3.500%, 11/15/2045, Call 5/15/2029	2,500,000	2,734,200
3.600%, 11/15/2030, Call 11/15/2024	305,000	328,939
Connecticut State Health & Educational Facilities Authority:
4.000%, 7/1/2038, Call 7/1/2029	5,430,000	5,678,640
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,190,140
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,560,614
5.000%, 4/15/2028	1,250,000	1,550,663
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,438,892
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,525,000
5.000%, 1/15/2040, Call 1/15/2030	4,000,000	4,846,280
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,327,360
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,708,640
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,785,564

		40,264,245
Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,286,590
Delaware State Economic Development Authority:
5.000%, 6/1/2036, Call 6/1/2026	500,000	496,735
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	949,810
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,677,360

		7,410,495
District of Columbia — 0.6%
District of Columbia:
4.000%, 7/1/2044, Call 7/1/2029	3,480,000	3,496,843
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,983,894
5.000%, 6/1/2036, Call 6/1/2026	1,115,000	1,205,616
5.000%, 12/1/2036, Call 12/1/2021	500,000	531,220
5.000%, 6/1/2046, Call 6/1/2026	1,385,000	1,467,366
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 4.000%, 10/1/2049, Call 10/1/2029	1,000,000	1,014,760
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,609,350

		11,309,049
Florida — 5.3%
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,372,280
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,044,378
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	1,658,510
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,065,180
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,047,080
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,704,562

City of North Port, BAM, 5.000%, 7/1/2022	200,000	219,624
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,613,496
City of Sunrise, NATL-RE:
0.000%, 10/1/2020	975,000	973,908
0.000%, 10/1/2021	175,000	174,003
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	516,685
5.000%, 12/1/2027, Call 12/1/2025	400,000	457,304
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	458,096
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	596,599
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	823,620
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (11)	750,000	871,695
5.000%, 10/1/2031, Call 10/1/2025 (11)	1,000,000	1,135,010
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,224,580
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	606,675
County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,061,440
5.000%, 10/1/2025, Call 10/1/2024	800,000	915,904
5.000%, 10/1/2044, Call 10/1/2029	3,000,000	3,489,930
5.500%, 10/1/2026, Call 10/1/2020	450,000	457,830
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,475,723
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,380,560
5.250%, 10/1/2029, Call 10/1/2023	100,000	116,682
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,252,722
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,650,155
5.000%, 10/1/2021	1,110,000	1,178,454
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,710,085
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	230,000	231,079
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,820,499
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,531,260
JEA Electric System Revenue, 0.150%, 10/1/2038, Call 6/1/2020 (6)	6,400,000	6,400,000
JPMorgan Chase Putters/Drivers Trust, 0.390%, 2/16/2022, Call 8/18/2020 (5) (6)	5,000,000	5,000,000
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,039,440
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,941,100
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,235,520
Miami-Dade County Industrial Development Authority, 1.600%, 11/1/2041 (6)	1,000,000	1,000,490
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,235,210
North Sumter County Utility Dependent District, 5.000%, 10/1/2049, Call 10/1/2029	1,350,000	1,646,271
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	975,290
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	973,230
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call 8/1/2020	145,000	146,061
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025	390,000	405,698
5.000%, 1/1/2039, Call 1/1/2025	300,000	297,123
5.000%, 1/1/2049, Call 1/1/2025	1,000,000	956,040
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	740,430
5.000%, 1/1/2031, Call 1/1/2025	935,000	916,908
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,070,729
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	5,911,550
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,620,725
Sumter County Industrial Development Authority, 5.000%, 7/1/2020	500,000	501,555
Town of Davie:
5.000%, 4/1/2021	615,000	630,984
5.000%, 4/1/2022	830,000	876,671
Volusia County Educational Facility Authority:
4.000%, 10/15/2038, Call 10/15/2029	585,000	623,569

5.000%, 10/15/2044, Call 10/15/2029	5,850,000	6,614,185
5.000%, 10/15/2049, Call 10/15/2029	1,000,000	1,125,260
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	777,370

		96,497,017
Georgia — 5.5%
Bartow County Development Authority, 1.550%, 8/1/2043 (6)	2,000,000	2,006,240
Burke County Development Authority:
2.250%, 10/1/2032 (6)	3,000,000	3,070,290
2.925%, 11/1/2048 (6)	4,250,000	4,469,640
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,189,456
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,610,521
5.000%, 7/1/2024, Call 7/1/2020	695,000	697,613
5.000%, 7/1/2024, Call 7/1/2020	945,000	948,194
City of Atlanta Airport Passenger Facility Charge:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,123,140
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,799,475
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,116,460
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,114,240
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,237,770
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,690,720
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	1,000,000	1,075,350
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,070,860
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,340,033
5.000%, 7/1/2021	1,155,000	1,211,583
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,346,388
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	670,000	672,131
5.000%, 3/1/2037, Call 3/1/2027	500,000	456,380
5.125%, 3/1/2052, Call 3/1/2027	2,925,000	2,518,220
Gainesville & Hall County Hospital Authority:
4.000%, 2/15/2040, Call 2/15/2030	7,000,000	7,510,510
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,732,155
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,302,760
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,417,780
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,395,198
Main Street Natural Gas, Inc.:
0.710%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (6)	10,000,000	9,707,600
0.998%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (6)	11,500,000	11,158,565
1.080%, (LIBOR 1 Month), 8/1/2048, Call 9/1/2023 (6)	500,000	485,155
4.000%, 8/1/2049, Call 9/1/2024 (6)	6,000,000	6,691,020
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,241,645
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	4,680,880
Monroe County Development Authority, 2.250%, 7/1/2025, Call 6/13/2024	3,000,000	3,061,410
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	580,422
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	893,304
5.000%, 1/1/2024	1,000,000	1,158,810
5.000%, 1/1/2025, Call 1/1/2024	700,000	808,871
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	27,913
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,125,367
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,065,540

		99,809,609
Guam — 0.2%
Guam Government Waterworks Authority, 5.000%, 1/1/2050 (8)	500,000	553,850
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,392,281
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,061,340

		3,007,471

Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	554,990
5.000%, 10/1/2023	500,000	576,930

		1,131,920
Idaho — 0.1%
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,149,800

Illinois — 18.7%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,140,928
Chicago Board of Education:
4.000%, 12/1/2027	2,000,000	1,921,540
5.000%, 12/1/2029	6,955,000	7,102,029
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,496,280
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,230,313
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,576,035
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	343,520
5.250%, 12/1/2021	1,000,000	1,062,850
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	790,088
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	3,020,425
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (11)	1,500,000	1,695,135
5.000%, 1/1/2031, Call 1/1/2025 (11)	1,000,000	1,115,230
5.000%, 1/1/2037, Call 1/1/2029	1,200,000	1,381,932
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,594,020
5.000%, 1/1/2038, Call 1/1/2029	4,250,000	4,878,957
5.000%, 1/1/2039, Call 1/1/2029	1,250,000	1,431,913
5.250%, 1/1/2030, Call 6/30/2020	2,595,000	2,603,979
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 6/30/2020	775,000	777,744
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,104,170
5.000%, 1/1/2025, Call 7/1/2020	230,000	230,922
5.000%, 1/1/2026, Call 1/1/2021	730,000	740,162
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,736,800
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,009,758
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,093,470
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,295,620
City of Chicago:
5.000%, 1/1/2028	6,000,000	6,284,280
5.000%, 1/1/2040, Call 1/1/2029	9,400,000	9,349,992
5.000%, 1/1/2044, Call 1/1/2029	11,750,000	11,477,752
5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,105,660
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	10,728,100
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,241,973
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,372,440
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,879,386
5.000%, 1/1/2039, Call 1/1/2025	500,000	559,230
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,312,540
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,814,175
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,125,670
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,121,930
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,116,970
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 6/30/2020	60,000	60,163
City of Springfield, 5.000%, 12/1/2022	905,000	996,568
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,188,150
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,185,600
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	246,819

0.000%, 12/1/2029, Call 12/1/2024	400,000	297,516
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	800,085
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	1,006,965
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	842,580
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	457,448
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	2,439,941
0.000%, 12/1/2029	2,580,000	2,159,047
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,950,705
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,134,770
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,317,397
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,437,063
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,518,465
County of Cook:
5.000%, 11/15/2028, Call 11/15/2026	3,150,000	3,366,342
5.000%, 11/15/2031, Call 11/15/2026	2,750,000	2,899,297
5.250%, 11/15/2023, Call 11/15/2020	350,000	353,350
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,144,280
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,809,013
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,558,210
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	929,066
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	312,724
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	646,870
DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	178,924
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	653,444
Illinois Development Finance Authority, AGM:
0.000%, 1/1/2021	95,000	94,791
0.000%, 1/1/2021	160,000	159,611
Illinois Finance Authority:
5.000%, 5/15/2023	445,000	453,170
5.000%, 11/15/2023, Call 11/15/2022	215,000	234,477
5.000%, 8/15/2024	250,000	287,738
5.000%, 5/15/2025	1,000,000	1,006,990
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,158,960
5.000%, 11/15/2027, Call 11/15/2025	500,000	578,095
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,188,380
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	991,470
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,305,380
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,042,200
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	5,488,000
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,739,450
5.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,173,980
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,022,940
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,459,337
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,040,623
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,798,223
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,075,120
Illinois Housing Development Authority, GNMA/FNMA/FHLMC:
2.450%, 6/1/2043, Call 1/1/2023	447,196	452,830
3.750%, 4/1/2050, Call 4/1/2029	5,000,000	5,502,550
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,098,170
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,096,290
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,198,180
5.000%, 1/1/2031, Call 1/1/2029	500,000	626,655
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,182,151
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	5,247,805
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	345,965

0.000%, 1/1/2023	650,000	639,555
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,117,180
5.000%, 1/1/2024	1,000,000	1,159,590
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,803,560
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,007,766
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,482,412
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	465,523
0.000%, 12/1/2028	335,000	278,331
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	506,994
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	480,615
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2021	1,070,000	1,067,956
0.000%, 1/1/2021	830,000	825,825
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
5.000%, 1/1/2021	810,000	829,513
5.000%, 1/1/2022	895,000	950,991
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2020	440,000	439,591
0.000%, 12/15/2023	20,000	19,581
0.000%, 12/15/2023	835,000	754,322
0.000%, 6/15/2024	1,000,000	888,100
5.700%, 6/15/2023	1,710,000	1,982,095
5.700%, 6/15/2023	1,820,000	1,993,264
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,376,140
5.250%, 6/1/2021	1,120,000	1,165,394
Sales Tax Securitization Corp.:
5.000%, 1/1/2029	2,500,000	2,937,925
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,160,480
5.000%, 1/1/2030	2,000,000	2,370,820
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,671,647
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,289,720
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	5,684,300
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	915,860
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,307,963
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,133,846
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,593,483
State of Illinois:
4.000%, 11/1/2034, Call 11/1/2029	5,000,000	4,611,650
5.000%, 6/1/2020	9,900,000	9,900,000
5.000%, 8/1/2020	2,000,000	2,004,860
5.000%, 4/1/2024, Call 4/1/2023	500,000	506,545
5.000%, 2/1/2026	7,000,000	7,120,330
5.000%, 6/1/2026	5,000,000	5,090,650
5.000%, 10/1/2027	2,300,000	2,342,228
5.000%, 10/1/2029, Call 10/1/2028	2,400,000	2,432,472
5.000%, 10/1/2029, Call 10/1/2028	5,000,000	5,067,650
5.000%, 11/1/2030, Call 11/1/2026	1,000,000	1,010,890
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,026,200
5.500%, 5/1/2039, Call 5/1/2030	4,000,000	4,202,560
5.750%, 5/1/2045, Call 5/1/2030	2,000,000	2,135,380
6.500%, 6/15/2022	195,000	196,987
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,391,050
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	234,399
Town of Cicero, AGM, 5.000%, 1/1/2021	1,000,000	1,024,390
Village of Elwood, AGC:
0.000%, 3/1/2024	250,000	206,408

0.000%, 3/1/2026	1,280,000	945,139
Village of Franklin Park, BAM:
4.000%, 10/1/2020	615,000	621,974
5.000%, 10/1/2022, Call 10/1/2021	730,000	775,012
5.000%, 10/1/2023, Call 10/1/2021	685,000	727,045
5.000%, 10/1/2024, Call 10/1/2021	425,000	450,793
5.000%, 10/1/2025, Call 10/1/2021	920,000	975,448
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	632,720
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	600,185
5.000%, 6/1/2029, Call 6/1/2025	600,000	715,038
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,340,713
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,747,905
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,149,000
Will County Community High School District No. 210 Lincoln-Way, AGM, 4.000%, 1/1/2034, Call 1/1/2029	650,000	716,690
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	244,655
0.000%, 11/1/2020	1,755,000	1,751,455
0.000%, 11/1/2021	55,000	54,667
0.000%, 11/1/2021	245,000	242,920
0.000%, 11/1/2022	60,000	59,267
0.000%, 11/1/2022	190,000	186,605
Will County School District No 114 Manhattan, NATL-RE, 0.000%, 12/1/2020	550,000	547,360
Will County School District No. 114 Manhattan, NATL-RE:
0.000%, 12/1/2020	630,000	628,935
0.000%, 12/1/2023	1,600,000	1,523,200
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	517,120
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,939,750
Winnebago & Boone Counties School District No. 205 Rockford, 4.000%, 2/1/2027, Call 2/1/2023	4,680,000	5,063,245

		339,766,083
Indiana — 1.7%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	351,344
City of Boonville, 2.600%, 1/1/2023, Call 9/1/2020	2,500,000	2,504,800
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,296,266
City of Whiting, 5.000%, 12/1/2044 (6)	2,200,000	2,520,914
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	139,777
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	609,800
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,834,402
Indiana Bond Bank:
0.000%, 1/15/2031, Call 1/15/2029	1,500,000	1,207,170
0.000%, 1/15/2032, Call 1/15/2029	1,500,000	1,158,180
0.800%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (6)	1,650,000	1,612,908
Indiana Finance Authority:
5.000%, 8/15/2020	360,000	362,822
5.000%, 10/1/2022	300,000	322,068
5.000%, 10/1/2023	400,000	440,788
5.000%, 10/1/2024, Call 10/1/2023	275,000	302,294
5.000%, 5/1/2029, Call 5/1/2022	130,000	141,599
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,197,321
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,027,480
5.250%, 10/1/2024, Call 10/1/2021	710,000	755,930
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,329,547
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,528,550
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	179,891
5.000%, 1/1/2022, Call 1/1/2021	200,000	205,566
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	549,665
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	312,113

5.000%, 1/15/2024	215,000	248,396
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	80,000	82,347
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,401,768

		31,623,706
Iowa — 0.9%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	1,213,000	1,240,790
Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,065,000	3,964,554
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	957,850
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,143,250
Iowa Higher Education Loan Authority, 0.070%, 11/1/2036, Call 6/1/2020	7,100,000	7,100,000
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,581,963

		15,988,407
Kansas — 0.3%
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	4,495,000	4,522,599
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,088,780

		5,611,379
Kentucky — 1.8%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,156,360
5.000%, 9/1/2025	1,250,000	1,482,900
Kentucky Economic Development Finance Authority, 5.000%, 8/15/2041, Call 8/15/2027	3,500,000	3,820,285
Kentucky Public Energy Authority:
1.368%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (6)	7,000,000	6,710,480
4.000%, 12/1/2050, Call 3/1/2026 (6)	4,000,000	4,364,720
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,511,614
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,048,625
5.000%, 10/1/2047, Call 7/1/2029 (6)	4,000,000	4,820,280
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,505,140
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,311,760

		32,732,164
Louisiana — 0.9%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,355,483
City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,520,174
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	695,630
4.000%, 10/1/2021	675,000	696,681
Louisiana Housing Corp., GNMA COLL, 4.750%, 6/1/2027, Call 6/30/2020	445,000	448,934
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,471,013
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,801,600
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	830,912
Parish of St. Bernard, 4.000%, 3/1/2021	3,585,000	3,679,823
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	815,045
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	105,000	100,554

		16,415,849
Maine — 0.4%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	324,207
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	4,080,370
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	2,615,000	2,650,616

		7,055,193
Maryland — 0.4%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	771,097
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	962,810
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	932,330

Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	820,531
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	660,535
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,136,248

		7,283,551
Massachusetts — 1.5%
Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	850,000	1,095,488
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,397,738
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,003,810
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,498,786
5.000%, 7/1/2027, Call 7/1/2025	125,000	150,368
5.000%, 7/1/2029, Call 1/1/2029	750,000	912,893
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,386,280
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,529,108
5.000%, 10/1/2037, Call 10/1/2022 (5)	500,000	507,010
5.000%, 6/1/2039, Call 6/1/2029	750,000	832,853
5.000%, 10/1/2047, Call 10/1/2022 (5)	500,000	494,090
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (11)	330,000	350,404
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (11)	635,000	636,518
Massachusetts Port Authority, 5.000%, 7/1/2037, Call 7/1/2029	3,100,000	3,715,784
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	890,982
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2039, Call 1/1/2023 (6)	5,000,000	5,546,300

		26,948,412
Michigan — 3.4%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	927,478
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	757,030
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,528,886
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	729,474
5.000%, 5/1/2026	500,000	625,375
Charter Township of Northville:
4.000%, 4/1/2021	400,000	412,776
4.000%, 4/1/2022	240,000	256,747
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	24,627
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.000%, 7/1/2020	110,000	109,958
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2020	200,000	202,758
5.000%, 10/1/2021	290,000	306,243
5.000%, 10/1/2022	290,000	318,324
5.000%, 10/1/2023	250,000	284,445
5.000%, 10/1/2024	300,000	351,159
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	928,295
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	417,520
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	369,576
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,301,520
5.000%, 5/1/2025	1,000,000	1,215,250
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,041,160
5.000%, 5/1/2022	1,000,000	1,084,600
5.000%, 5/1/2025	1,700,000	2,056,728
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,734,684
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	241,860
5.000%, 5/1/2027, Call 5/1/2025	230,000	277,644
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,699,116
5.250%, 5/1/2027, Call 5/1/2021	600,000	627,366
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,646,836

Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,074,090
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	415,000
Jenison Public Schools:
5.000%, 5/1/2021	500,000	521,525
5.000%, 5/1/2022, Call 5/1/2021	560,000	584,797
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,069,600
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,052,340
Livonia Public Schools, BAM, 5.000%, 5/1/2021	1,600,000	1,665,856
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,586,848
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,077,466
Michigan Finance Authority:
4.000%, 2/15/2044, Call 8/15/2029	4,000,000	4,412,960
5.000%, 11/1/2020	2,000,000	2,039,360
5.000%, 7/1/2026, Call 7/1/2025	175,000	210,823
5.000%, 7/1/2027, Call 7/1/2025	600,000	720,498
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,105,372
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,717,740
5.000%, 7/1/2034, Call 7/1/2025	500,000	591,955
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,183,730
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,132,470
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,725,285
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,718,835
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028	3,400,000	3,612,874
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	234,822
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	469,161
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	135,000	144,048
River Rouge School District, Q-SBLF, 5.000%, 5/1/2021	1,155,000	1,204,723
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (11)	3,000,000	3,455,310
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,429,925
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,225,524

		61,860,372
Minnesota — 0.2%
City of Minneapolis St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	277,739
City of Minneapolis St. Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020	215,000	216,810
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,122,700
Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	586,491	594,878
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	394,145	396,088
3.900%, 7/1/2030, Call 1/1/2022	440,000	456,245
5.000%, 1/1/2031, Call 7/1/2021	560,000	566,922

		3,631,382
Mississippi — 0.8%
Mississippi Business Finance Corp., 3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,179,160
Mississippi Development Bank:
3.125%, 10/1/2023	165,000	172,425
5.000%, 10/1/2023	2,270,000	2,485,128
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,290,456
Mississippi Hospital Equipment & Facilities Authority:
4.000%, 1/1/2039, Call 1/1/2030	1,500,000	1,669,170
4.000%, 1/1/2040, Call 1/1/2030	1,100,000	1,221,033
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	149,598
State of Mississippi, 5.000%, 10/15/2036, Call 10/15/2028	3,395,000	3,876,886

		15,043,856
Missouri — 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,423,080
Chesterfield Valley Transportation Development District, 5.000%, 5/15/2021	490,000	511,026
City of Kansas City:

5.000%, 9/1/2021, Call 6/30/2020	500,000	501,655
5.000%, 9/1/2023, Call 6/30/2020	300,000	301,047
5.000%, 10/1/2026, Call 10/1/2025	120,000	144,401
5.000%, 10/1/2028, Call 10/1/2025	115,000	137,823
5.000%, 9/1/2032, Call 6/30/2020	1,000,000	1,003,280
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,196,540
4.000%, 2/1/2048, Call 2/1/2029	2,750,000	2,131,415
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,729,300
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,054,630
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,394,380
5.000%, 2/1/2042, Call 2/1/2024	3,000,000	2,929,980
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,066,370
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,073,520
Kansas City Industrial Development Authority, 5.000%, 3/1/2046, Call 3/1/2029	2,000,000	2,302,980
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,100,000	989,021
5.000%, 8/15/2051, Call 8/15/2024	2,000,000	1,614,480
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	465,000	479,536
4.000%, 5/1/2027, Call 5/1/2021	470,000	485,637
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 6/30/2020	65,000	65,270
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	881,860

		31,417,231
Nebraska — 0.2%
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,064,210
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	901,106
5.000%, 5/1/2027, Call 5/1/2022	585,000	638,966
5.000%, 5/1/2028, Call 5/1/2022	550,000	600,738
5.000%, 5/1/2029, Call 5/1/2022	660,000	720,885

		3,925,905
Nevada — 0.8%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,126,520
City of Sparks NV, 2.500%, 6/15/2024 (5)	700,000	682,360
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,356,180
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,126,350
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,579,960
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,560,875

		14,432,245
New Hampshire — 0.3%
New Hampshire Business Finance Authority, 2.150%, 7/1/2027, Call 4/2/2024 (6)	4,000,000	4,032,320
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	550,000	559,295

		4,591,615
New Jersey — 3.4%
New Jersey Economic Development Authority:
5.000%, 6/15/2020	1,500,000	1,501,020
5.000%, 11/1/2021	4,600,000	4,700,648
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,740,075
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 6/10/2020	4,190,000	4,190,000
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	30,000	30,343
New Jersey Transportation Trust Fund Authority:
4.000%, 6/15/2036, Call 12/15/2028	1,000,000	946,680
4.000%, 6/15/2044, Call 12/15/2028	2,500,000	2,298,725
4.000%, 6/15/2050, Call 12/15/2028	3,500,000	3,167,115
5.000%, 6/15/2022	500,000	515,405
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,076,320
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,071,300
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,197,250
5.000%, 12/15/2033, Call 12/15/2029	3,000,000	3,195,210

5.250%, 12/15/2023	240,000	253,709
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,198,000
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,092,670
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	5,930,612
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	413,420
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	574,490
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,784,929
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,813,397
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,329,782
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,404,320
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,791,885
5.250%, 6/1/2046, Call 6/1/2028	2,440,000	2,726,602

		61,943,907
New Mexico — 0.5%
City of Santa Fe:
2.625%, 5/15/2025, Call 11/15/2021	750,000	680,693
4.000%, 6/1/2025, Call 6/1/2022	655,000	700,077
5.000%, 5/15/2044, Call 5/15/2026	1,350,000	1,215,931
New Mexico Hospital Equipment Loan Council:
2.375%, 7/1/2024, Call 1/1/2021	550,000	506,666
5.000%, 7/1/2049, Call 7/1/2026	5,225,000	4,840,701
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	619,093	631,964
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.625%, 3/1/2028, Call 9/1/2021	400,000	409,244
5.350%, 3/1/2030, Call 9/1/2020	975,000	983,960

		9,969,236
New York — 6.1%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	162,633
5.000%, 12/1/2024	200,000	220,028
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,072,020
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,291,030
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	964,260
City of New York:
0.080%, 4/1/2042, Call 6/1/2020 (6)	7,230,000	7,230,000
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,187,110
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,361,651
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,742,320
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,106,700
City of New York, AGC, 1.000%, 10/1/2021, Call 6/1/2020 (6) (7)	400,000	400,000
County of Nassau, 5.000%, 6/1/2020	3,000,000	3,000,000
Long Island Power Authority, 1.009%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (6)	5,000,000	4,939,700
Metropolitan Transportation Authority:
0.590%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (6)	1,000,000	954,820
5.000%, 9/1/2022	3,270,000	3,359,238
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	1,938,838
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,443,877
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,287,872
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,197,510
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,395,020
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,823,280
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	6,882,534
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,793,360
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,421,865
New York City Water & Sewer System:
0.080%, 6/15/2049, Call 6/1/2020 (6)	5,635,000	5,635,000

5.000%, 6/15/2028, Call 6/15/2024	500,000	582,115
5.000%, 6/15/2029, Call 6/15/2024	600,000	697,236
5.000%, 6/15/2048, Call 12/15/2027	1,000,000	1,221,150
New York Liberty Development Corp., 2.800%, 9/15/2069, Call 3/15/2029	1,000,000	978,660
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,131,144
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	568,905
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	562,205
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,129,344
New York State Dormitory Authority, NATL-RE, 0.120%, 7/1/2029, Call 6/1/2020 (6) (7)	2,400,000	2,400,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,110,740
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (11)	2,500,000	2,629,700
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.000%, 3/1/2029	10,000,000	10,000,000
Triborough Bridge & Tunnel Authority, 5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,846,665
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,130,820
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,065,600
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	512,165

		111,377,115
North Carolina — 1.1%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	611,442
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,063,870
5.000%, 10/1/2024, Call 10/1/2021	835,000	888,331
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,584,113
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,873,145
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	40,000	40,421
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	470,000
5.000%, 6/1/2027, Call 6/1/2022	500,000	547,075
5.000%, 1/1/2038, Call 1/1/2026	1,000,000	1,018,820
5.000%, 1/1/2044, Call 1/1/2026	1,000,000	1,004,810
North Carolina Turnpike Authority:
0.000%, 1/1/2040, Call 1/1/2030	2,000,000	1,164,820
0.000%, 1/1/2041, Call 1/1/2030	2,000,000	1,118,340
0.000%, 1/1/2042, Call 1/1/2030	1,500,000	807,015
0.000%, 1/1/2043, Call 1/1/2030	1,500,000	777,345
0.000%, 1/1/2044, Call 1/1/2030	2,000,000	999,740
5.000%, 1/1/2043, Call 1/1/2030	1,400,000	1,535,114
5.000%, 7/1/2047, Call 7/1/2026	750,000	783,780
5.000%, 1/1/2049, Call 1/1/2030	1,500,000	1,625,820
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,256,888

		19,170,889
North Dakota — 0.9%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	656,425
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,573,024
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,920,855
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,027,790
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,690,475
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,612,425
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,697,200
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,415,811
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,256,821

		16,850,826
Ohio — 3.1%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,065,360
Buckeye Tobacco Settlement Financing Authority, 4.000%, 6/1/2048, Call 6/1/2030	2,000,000	2,116,640
City of Cleveland Airport System Revenue, AGM:

5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,197,180
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,076,200
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,372,734
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,366,774
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	511,653
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,195,712
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,256,888
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,544,304
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,033,930
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	556,695
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,110,890
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,107,800
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	383,228
0.000%, 12/1/2025	600,000	562,872
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,012,440
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,220,840
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,059,040
5.000%, 5/15/2031, Call 5/15/2023	405,000	445,990
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,029,425
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,180,155
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	967,643
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,518,812
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,426,223
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,215,643
Franklin County Convention Facilities Authority, 5.000%, 12/1/2044, Call 12/1/2029	1,500,000	1,368,630
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	766,845
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,638,009
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,754,255
New Albany Community Authority:
4.000%, 10/1/2020	590,000	597,481
5.000%, 10/1/2022	1,000,000	1,108,240
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,222,428
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	256,615
5.000%, 12/1/2028, Call 12/1/2023	365,000	425,747
5.000%, 12/1/2029, Call 12/1/2023	500,000	583,215
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,068,700
4.000%, 12/1/2021	795,000	837,063
4.000%, 12/1/2022	845,000	919,326
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,470,674
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	246,422
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,206,524
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	5,000,000	4,970,950
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	261,435

		57,237,630
Oklahoma — 0.6%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,198,100
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 6/30/2020	975,000	976,355
4.000%, 9/1/2020	700,000	706,552
4.000%, 9/1/2021	805,000	837,619
Norman Regional Hospital Authority, 4.000%, 9/1/2045, Call 9/1/2029	1,500,000	1,544,370
Oklahoma Housing Finance Agency, GNMA COLL:
2.500%, 3/1/2022	165,000	170,721
3.300%, 3/1/2031, Call 3/1/2022	365,000	367,840
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (11)	1,405,000	1,546,216
Tulsa County Industrial Authority:

5.250%, 11/15/2037, Call 11/15/2025	2,750,000	2,778,627
5.250%, 11/15/2045, Call 11/15/2025	250,000	248,950

		11,375,350
Oregon — 0.6%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,091,360
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	756,847
City of Woodburn Wastewater Revenue, 0.000%, 3/1/2021	1,215,000	1,209,933
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,957,540
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	263,968
5.000%, 9/1/2022	505,000	547,905
Oregon State Business Development Commission, 5.000%, 3/1/2049 (6)	1,000,000	1,064,950
Port of Morrow:
3.500%, 6/1/2020	210,000	210,000
3.750%, 6/1/2021, Call 6/30/2020	220,000	220,539
4.000%, 6/1/2022, Call 6/30/2020	235,000	235,602
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,138,270
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 6/22/2020 (11)	130,000	130,104

		10,827,018
Pennsylvania — 3.7%
Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	544,170
4.000%, 7/15/2039, Call 7/15/2029	500,000	542,625
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,070,349
5.000%, 5/15/2038, Call 5/15/2025	255,000	256,928
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,650,581
5.000%, 5/15/2043, Call 5/15/2025	350,000	347,627
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,601,540
Berks County Municipal Authority:
5.000%, 2/1/2040, Call 8/1/2024 (6)	2,000,000	2,212,120
5.000%, 2/1/2040, Call 8/1/2026 (6)	2,000,000	2,270,740
5.000%, 2/1/2040, Call 8/1/2029 (6)	2,000,000	2,333,060
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,294,112
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	537,880
City of Pittsburgh, 4.000%, 9/1/2021	750,000	782,783
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,208,180
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,500,300
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,196,000
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,191,700
Doylestown Hospital Authority, 4.000%, 7/1/2045, Call 7/1/2029	1,250,000	1,286,637
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,935,050
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,488,686
Lancaster County Hospital Authority:
2.875%, 12/15/2023, Call 6/30/2020	500,000	474,175
5.000%, 6/15/2044, Call 6/15/2026	1,000,000	949,060
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	373,568
5.000%, 5/1/2022	430,000	463,630
Montgomery County Higher Education & Health Authority:
4.000%, 9/1/2044, Call 9/1/2029	1,000,000	1,052,940
5.000%, 9/1/2033, Call 9/1/2029	1,500,000	1,763,055
Montgomery County Industrial Development Authority:
5.000%, 11/15/2036, Call 11/15/2026	4,315,000	4,473,706
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	962,620
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,360,773
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2021	600,000	597,504
5.000%, 1/1/2022	305,000	326,429
Pennsylvania Turnpike Commission:

1.120%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (6)	5,000,000	4,986,600
4.000%, 12/1/2023, Call 6/30/2020	95,000	95,225
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,251,824
5.000%, 12/1/2030, Call 12/1/2020 (10)	215,000	220,147
5.000%, 12/1/2030, Call 12/1/2020 (10)	120,000	122,873
5.000%, 12/1/2030, Call 12/1/2020 (10)	250,000	255,985
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,482,650
5.000%, 12/1/2037, Call 12/1/2029	1,000,000	1,230,650
5.000%, 12/1/2039, Call 12/1/2029	1,000,000	1,223,700
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,213,981
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,478,290
6.000%, 12/1/2034, Call 12/1/2020 (10)	55,000	56,570
6.000%, 12/1/2034, Call 12/1/2020 (10)	70,000	71,999
6.000%, 12/1/2034, Call 12/1/2020 (10)	270,000	277,709
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,003,090
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,104,750
Pittsburgh Water & Sewer Authority, AGM, 0.953%, (LIBOR 1 Month), 9/1/2040, Call 6/15/2020 (6)	2,055,000	2,045,033
Sayre Health Care Facilities Authority, 1.839%, (LIBOR 3 Month), 12/1/2024, Call 6/30/2020 (6)	170,000	167,880

		66,337,484
Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	780,581
Rhode Island Student Loan Authority:
4.000%, 12/1/2022, Call 12/1/2021 (11)	2,885,000	2,974,291
4.250%, 12/1/2025, Call 12/1/2021 (11)	2,205,000	2,274,347
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	901,061
4.000%, 3/15/2026, Call 3/15/2024	460,000	515,108

		7,445,388
South Carolina — 1.5%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	787,312
5.250%, 1/1/2028, Call 1/1/2022	475,000	511,266
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	531,955
5.000%, 10/1/2026, Call 10/1/2022	400,000	441,816
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,031,900
5.000%, 11/1/2030, Call 11/1/2020	500,000	507,530
5.000%, 11/1/2031, Call 11/1/2024	360,000	409,792
Patriots Energy Group Financing Agency:
1.108%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (6)	8,000,000	7,704,000
4.000%, 10/1/2048, Call 11/1/2023 (6)	2,500,000	2,723,175
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	468,140
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,044,540
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,905,151
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	1,904,600
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,698,037
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (10)	1,500,000	1,694,055
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	928,602

		27,291,871
South Dakota — 0.6%
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	798,786
4.500%, 9/1/2020	900,000	908,217
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,089,515
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,013,573
5.000%, 11/1/2022	715,000	780,008
5.000%, 8/1/2023	375,000	429,983

5.000%, 11/1/2023	625,000	703,412
5.000%, 8/1/2024	195,000	231,882
5.000%, 11/1/2024	650,000	752,323
5.000%, 11/1/2025, Call 11/1/2024	600,000	688,674
5.000%, 9/1/2027, Call 9/1/2024	720,000	808,027
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,328,097

		10,532,497
Tennessee — 1.8%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,482,911
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
2.000%, 1/1/2022 (6)	3,000,000	3,024,660
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,560,195
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,161,840
Metropolitan Nashville Airport Authority:
4.000%, 7/1/2049, Call 7/1/2030	1,250,000	1,334,388
5.000%, 7/1/2044, Call 7/1/2030	500,000	591,880
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,713,348
5.250%, 9/1/2021	3,810,000	3,961,752
5.250%, 9/1/2022	250,000	267,543
Tennessee Housing Development Agency:
3.500%, 7/1/2050, Call 7/1/2029	5,890,000	6,447,488
4.000%, 7/1/2025, Call 1/1/2021	890,000	905,397
4.125%, 1/1/2025, Call 1/1/2021	585,000	595,167

		32,046,569
Texas — 5.9%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,004,580
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,263,630
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,558,500
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	703,423
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	869,280
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,210,040
5.000%, 9/1/2027, Call 9/1/2025	600,000	726,024
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,202,640
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,680,649
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	5,889,700
City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call 9/1/2024	250,000	253,233
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	265,466
5.000%, 10/1/2027, Call 10/1/2024	240,000	282,828
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	654,348
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,340,801
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	824,661
5.000%, 8/15/2027, Call 8/15/2025	545,000	665,521
5.000%, 8/15/2028, Call 8/15/2025	835,000	1,018,700
5.000%, 8/15/2029, Call 8/15/2025	335,000	408,315
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,515,012
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,084,490
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,493,222
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,136,040
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,086,782
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,167,090

Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	696,080
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,086,670
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,073,950
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,200,120
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,329,924
Georgetown Independent School District, PSF:
5.000%, 8/15/2025, Call 8/15/2020	645,000	651,366
5.000%, 8/15/2027	1,000,000	1,300,620
5.000%, 8/15/2028	1,000,000	1,335,500
Grand Parkway Transportation Corp., 5.050%, 10/1/2030, Call 10/1/2028 (10)	1,000,000	1,157,170
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,581,609
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,663,823
Harris County Cultural Education Facilities Finance Corp.:
0.890%, (SIFMA Municipal Swap Index Yield), 6/1/2020 (6)	2,000,000	2,000,000
0.970%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (6)	2,400,000	2,394,696
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	477,520
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,401,400
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	840,325
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,635,390
5.000%, 5/15/2036, Call 5/15/2029	1,500,000	1,898,940
Matagorda County Navigation District No. 1, 2.600%, 11/1/2029	1,000,000	996,100
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	633,273
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	615,000	606,808
5.000%, 11/15/2031, Call 11/15/2024	850,000	825,452
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,655,681
5.125%, 8/15/2047, Call 8/15/2021 (5)	1,260,000	1,183,493
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,009,640
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	477,440
North Texas Tollway Authority:
4.000%, 1/1/2036, Call 1/1/2029	1,000,000	1,137,410
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,447,766
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	5,916,700
Northside Independent School District, PSF, 2.125%, 8/1/2040, Call 8/1/2020 (6)	1,975,000	1,979,503
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,178,800
Prosper Independent School District, PSF, 5.000%, 2/15/2044, Call 2/15/2029	2,880,000	3,666,125
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	526,215
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	403,240
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,273,255
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,397,850
5.000%, 5/15/2045, Call 5/15/2024	5,145,000	4,643,157
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,149,180
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,355,825
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,085,740
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,135,210
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,697,563

		106,411,504
U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (5)	2,320,000	2,622,876
5.000%, 9/1/2033, Call 9/1/2025 (5)	1,000,000	1,114,860

		3,737,736
Utah — 0.5%
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	353,213
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,671,155
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,469,404
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	957,021
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	548,242

Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,071,080
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,394,172
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,038,219

		9,502,506
Vermont — 0.0%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	515,000	545,915
Vermont Student Assistance Corp., 5.000%, 6/15/2020 (11)	125,000	125,169

		671,084
Virginia — 0.5%
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	523,825
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,058,380
Henrico County Economic Development Authority, AGM, 0.322%, 8/23/2027, Call 6/1/2020 (6) (7)	50,000	50,000
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,179,810
5.000%, 6/15/2030, Call 6/15/2026	700,000	818,741
Virginia College Building Authority, 5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,753,366
Virginia Small Business Financing Authority, 5.000%, 7/1/2049, Call 1/1/2022	2,500,000	2,545,775

		8,929,897
Washington — 1.7%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	203,095
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,268,150
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 6/30/2020	390,000	395,335
5.500%, 12/1/2028, Call 6/30/2020	1,000,000	1,004,230
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,632,640
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	205,088
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,328,993
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,085,673
Port of Seattle, 4.000%, 4/1/2044, Call 4/1/2029	1,000,000	1,065,200
Snohomish County Housing Authority, 5.000%, 4/1/2031, Call 4/1/2029	1,000,000	1,270,190
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	697,132
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	811,170
Washington State Housing Finance Commission:
2.375%, 1/1/2026, Call 7/1/2021 (5)	1,000,000	879,780
5.000%, 1/1/2029, Call 1/1/2026 (5)	840,000	886,645
5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	1,987,236
5.000%, 1/1/2038, Call 1/1/2026 (5)	2,000,000	2,058,800
5.000%, 1/1/2044, Call 7/1/2026 (5)	1,000,000	884,970
5.000%, 1/1/2049, Call 7/1/2026 (5)	1,000,000	865,270
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	786,233
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	915,630
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,133,452

		30,364,912
West Virginia — 0.5%
West Virginia Hospital Finance Authority:
5.000%, 9/1/2031, Call 9/1/2029	2,020,000	2,359,360
5.000%, 9/1/2032, Call 9/1/2029	1,000,000	1,159,160
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,181,252
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	1,993,495

		9,693,267
Wisconsin — 2.8%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	110,088
Public Finance Authority:
4.000%, 1/1/2046, Call 1/1/2027	2,000,000	1,572,180
4.750%, 12/1/2035, Call 12/1/2020	525,000	562,448

4.750%, 12/1/2035, Call 12/1/2020	1,475,000	1,580,212
5.000%, 11/15/2029	2,500,000	2,755,125
5.000%, 11/15/2030	1,620,000	1,781,984
5.000%, 7/1/2037, Call 7/1/2024	820,000	863,280
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,042,730
5.125%, 7/15/2037, Call 7/15/2027 (5)	2,500,000	2,427,200
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	858,520
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,114,380
5.000%, 5/1/2027, Call 5/1/2022	25,000	27,256
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,725,755
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,379,972
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,983,137
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	571,470
5.250%, 12/15/2027	1,930,000	2,376,949
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	619,956
5.000%, 8/15/2020	1,060,000	1,070,240
5.000%, 3/1/2021	240,000	245,090
5.000%, 8/15/2021	1,160,000	1,226,132
5.000%, 10/1/2022	750,000	806,062
5.000%, 12/15/2022	500,000	549,085
5.000%, 12/15/2023	500,000	566,805
5.000%, 12/15/2024	500,000	583,190
5.000%, 3/1/2025, Call 3/1/2024	315,000	343,841
5.000%, 6/1/2026, Call 6/1/2020	135,000	135,000
5.000%, 8/15/2027, Call 8/15/2022	500,000	551,905
5.000%, 12/15/2028, Call 12/15/2024	100,000	114,697
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,870,527
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,897,440
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,053,570
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,501,550
5.125%, 4/15/2031, Call 4/15/2023	250,000	283,512
5.250%, 6/1/2034, Call 6/1/2020	300,000	300,000
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,846,814

		50,298,102
Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,030,960

Total Municipals (identified cost $1,746,563,811)		1,809,766,890

Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%

Agreement with Fixed Income Clearing Corp., 0.040%, dated 05/29/2020, to be repurchased at $195,586 on 06/01/2020, collateralized by a U.S. Government Treasury Obligation with a maturity of 01/31/2022,with a fair value of $ 200,221, 0.040%	195,586	195,586

Total Short-Term Investments (identified cost $195,586)		195,586

Total Investments — 99.5% (identified cost $1,746,759,397)		1,809,962,476

Other Assets and Liabilities — 0.5%		8,205,252

Total Net Assets — 100.0%		$1,818,167,728

Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 0.2%

Federal Home Loan Mortgage Corporation — 0.2%
0.298% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (6)	$156,969	$156,464

Total Asset-Backed Securities (identified cost $156,968)		156,464

Collateralized Mortgage Obligations — 11.6%

Federal National Mortgage Association — 0.4%
0.569% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (6)	97,439	97,370
4.000%, 3/25/2041, (Series 2012-21)	174,074	185,127

		282,497

Private Sponsor — 10.2%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	548,407	547,726
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	198,820	216,661
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.982%, 7/25/2037 (6)	308,809	265,418
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	361,207	356,252
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5) (6)	1,000,000	1,024,846
Class B, (Series 2019-K95), 4.053%, 8/25/2052 (5) (6)	1,000,000	1,000,684
Class C, (Series 2018-K77), 4.160%, 5/25/2051 (5) (6)	1,000,000	953,999
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	77,063	85,424
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.772%, 11/25/2034 (6)	282,321	275,040
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	586,965	496,469
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	350,917	331,425
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.670%, 12/25/2034 (6)	358,325	333,986
Wells Fargo Mortgage Backed Securities Trust:
Class A1, (Series 2006-AR19), 4.334%, 12/25/2036 (6)	397,320	363,383
Class A1, (Series 2007-15), 6.000%, 11/25/2037	342,198	315,624
Class A6, (Series 2007-7), 6.000%, 6/25/2037	197,628	185,713

		6,752,650

WL Collateral CMO — 1.0%
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.518% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	640,520	662,196

Total Collateralized Mortgage Obligations (identified cost $7,762,020)		7,697,343

Commercial Mortgage Securities — 3.2%

Private Sponsor — 3.2%
BANK, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061 (6)	750,000	889,708
GS Mortgage Securities Trust, 5.311%, 11/10/2046	300,000	249,723
Wells Fargo Commercial Mortgage Trust, Class B, (Series 2015-C26), 3.783%, 2/15/2048	750,000	731,056
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.032%, 9/15/2046 (5) (6)	485,000	254,053

Total Commercial Mortgage Securities (identified cost $2,279,699)		2,124,540

Corporate Bonds & Notes — 82.2%

Aerospace/Defense — 1.3%
Boeing Co., 4.875%, 5/1/2025	350,000	371,964
Howmet Aerospace, Inc., 6.875%, 5/1/2025 (1)	250,000	265,904
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	250,000	249,845

		887,713

Agriculture — 3.4%
Altria Group, Inc., 5.950%, 2/14/2049	500,000	649,474
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024 (1)	1,000,000	1,077,398
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (1) (5)	500,000	513,532

		2,240,404

Airlines — 0.8%
Delta Air Lines, Inc.:
2.900%, 10/28/2024	500,000	405,168
3.750%, 10/28/2029	150,000	116,823

		521,991

Auto Manufacturers — 1.7%
Ford Motor Co., 4.750%, 1/15/2043	500,000	384,375
General Motors Financial Co., Inc., 2.685% (LIBOR 3 Month + 131 basis points), 6/30/2022 (6)	500,000	463,622
Navistar International Corp., 9.500%, 5/1/2025 (5)	250,000	270,000

		1,117,997

Banks — 1.4%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	896,355

Beverages — 1.1%
Molson Coors Beverage Co., 4.200%, 7/15/2046	750,000	710,422

Chemicals — 3.4%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	500,000	455,530
OCP SA, 4.500%, 10/22/2025 (5)	750,000	751,708
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	500,000	518,218
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	500,000	514,546

		2,240,002

Commercial Services — 4.2%
Element Fleet Management Corp., 3.850%, 6/15/2025	350,000	351,668
Howard University, 2.801%, 10/1/2023	250,000	256,104
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	750,000	822,049
United Rentals North America, Inc., 5.500%, 5/15/2027	750,000	798,236
WW International, Inc., 8.625%, 12/1/2025 (5)	500,000	523,072

		2,751,129

Computers — 2.0%
Dell International LLC, 5.300%, 10/1/2029 (1) (5)	750,000	816,075
Seagate HDD Cayman, 4.875%, 6/1/2027	500,000	533,794

		1,349,869

Diversified Financial Services — 3.6%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	417,250
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	500,000	509,833
Jefferies Finance LLC, 7.250%, 8/15/2024 (5)	1,000,000	873,645
Raymond James Financial, Inc., 4.650%, 4/1/2030	500,000	575,516

		2,376,244

Electric — 0.8%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	548,490

Food — 2.9%
Albertsons Cos. LLC, 5.750%, 3/15/2025	500,000	515,677
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	500,000	504,910
Post Holdings, Inc., 5.000%, 8/15/2026 (1) (5)	500,000	512,628
Sysco Corp., 5.650%, 4/1/2025	350,000	400,210

		1,933,425

Forest Products & Paper — 1.2%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	815,741

Healthcare-Services — 1.0%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (1) (5)	634,000	650,522

Home Builders — 1.1%
Beazer Homes USA, Inc., 5.875%, 10/15/2027	750,000	707,366

Home Furnishings — 1.1%
Whirlpool Corp., 4.750%, 2/26/2029 (1)	650,000	740,238

Insurance — 0.8%
Brighthouse Financial, Inc., 5.625%, 5/15/2030	500,000	520,326

Internet — 0.4%
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	250,000	267,519

Investment Companies — 2.6%
Goldman Sachs BDC, Inc., 3.750%, 2/10/2025 (1)	750,000	751,269
Icahn Enterprises LP, 4.750%, 9/15/2024	500,000	484,532
Owl Rock Capital Corp., 5.250%, 4/15/2024	500,000	500,902

		1,736,703

Iron/Steel — 2.1%
ArcelorMittal, 4.550%, 3/11/2026 (1)	750,000	766,748
GUSAP III LP, 4.250%, 1/21/2030 (5)	500,000	468,463
United States Steel Corp., 6.875%, 8/15/2025 (1)	250,000	168,151

		1,403,362

Lodging — 0.3%
MGM Resorts International, 6.750%, 5/1/2025	200,000	203,614

Media — 5.9%
Altice Finco SA, 7.625%, 2/15/2025 (5)	800,000	816,916
AMC Networks, Inc., 5.000%, 4/1/2024	500,000	502,813
Discovery Communications LLC, 3.950%, 3/20/2028 (1)	700,000	755,666
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	750,000	780,022
Time Warner Cable LLC, 4.500%, 9/15/2042 (1)	1,000,000	1,076,291

		3,931,708

Mining — 4.6%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	539,890
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (5)	750,000	712,016
Kinross Gold Corp.:
4.500%, 7/15/2027	825,000	903,504
6.875%, 9/1/2041 (1)	750,000	900,821

		3,056,231

Miscellaneous Manufacturing — 1.9%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,265,933

Oil & Gas — 2.7%
Aker BP ASA, 6.000%, 7/1/2022 (5)	250,000	251,385
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (12)	750,000	85,781
Gulfport Energy Corp., 6.000%, 10/15/2024	350,000	205,844
Oasis Petroleum, Inc., 6.875%, 3/15/2022	300,000	55,688
PBF Holding Co. LLC, 7.250%, 6/15/2025	750,000	690,581
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	700,000	397,681
Whiting Petroleum Corp., 6.625%, 1/15/2026	750,000	88,616

		1,775,576

Oil & Gas Services — 0.2%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	153,866

Pharmaceuticals — 4.5%
Bausch Health Cos., Inc., 5.000%, 1/30/2028 (5)	500,000	484,677
Mylan, Inc., 5.200%, 4/15/2048	700,000	807,560
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046 (1)	800,000	675,400

6.000%, 4/15/2024 (1)	1,000,000	1,029,465

		2,997,102

Pipelines — 4.8%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	625,000	678,419
Enable Midstream Partners LP, 4.950%, 5/15/2028	500,000	424,864
Energy Transfer Operating LP, 5.150%, 2/1/2043	750,000	711,891
EQM Midstream Partners LP, 4.000%, 8/1/2024 (1)	500,000	477,033
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	900,000	897,361

		3,189,568

Real Estate Investment Trusts — 3.6%
Diversified Healthcare Trust, 4.750%, 2/15/2028 (1)	500,000	416,615
iStar, Inc., 4.750%, 10/1/2024	600,000	541,563
MPT Operating Partnership LP, 4.625%, 8/1/2029 (1)	500,000	496,173
SBA Communications Corp., 4.875%, 9/1/2024 (1)	500,000	517,025
Service Properties Trust, 4.950%, 10/1/2029	500,000	401,013

		2,372,389

Retail — 2.9%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	450,000	426,287
L Brands, Inc., 6.950%, 3/1/2033 (1)	500,000	337,405
New Red Finance, Inc., 4.250%, 5/15/2024 (5)	250,000	253,548
QVC, Inc., 4.750%, 2/15/2027	500,000	478,750
Ross Stores, Inc., 4.600%, 4/15/2025	350,000	390,795

		1,886,785

Semiconductors — 1.8%
Broadcom, Inc., 4.750%, 4/15/2029 (5)	600,000	661,366
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	500,000	558,753

		1,220,119

Software — 2.0%
Citrix Systems, Inc., 3.300%, 3/1/2030	500,000	516,270
VMware, Inc., 3.900%, 8/21/2027	750,000	791,669

		1,307,939

Sovereign — 3.8%
Argentine Republic Government International Bond, 5.875%, 1/11/2028	250,000	91,518
Costa Rica Government International Bond, 5.625%, 4/30/2043 (1) (5)	800,000	567,436
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	708,525
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (5)	500,000	476,013
Turkiye Ihracat Kredi Bankasi AS, 5.000%, 9/23/2021 (5)	450,000	452,576
Zambia Government International Bond, 8.970%, 7/30/2027 (5)	500,000	230,000

		2,526,068

Telecommunications — 4.3%
CommScope, Inc., 5.500%, 6/15/2024 (5)	1,000,000	986,235
Sprint Communications, Inc., 6.000%, 11/15/2022	500,000	532,363
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	600,000	630,267
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (1) (5)	750,000	723,727

		2,872,592

Transportation — 1.0%
Empresa de Transporte de Pasajeros Metro SA, 3.650%, 5/7/2030 (5)	350,000	374,238
Pacific National Finance Pty, Ltd., 4.625%, 9/23/2020 (5)	250,000	251,878

		626,116

Trucking & Leasing — 1.0%
Fly Leasing, Ltd., 6.375%, 10/15/2021 (1)	750,000	658,946

Total Corporate Bonds & Notes (identified cost $56,379,817)		54,460,370

U.S. Government Agency-Mortgage Securities — 2.8%

Federal Home Loan Mortgage Corporation — 0.6%
3.500%, 4/1/2042	$56,843	62,268
4.500%, 7/1/2040	18,984	21,312
5.000%, 12/1/2022	27,184	28,660
5.000%, 1/1/2040	166,298	191,145
5.500%, 10/1/2021	15,554	15,788

5.500%, 7/1/2035	33,892	39,024
6.000%, 12/1/2036	16,526	19,067
6.000%, 12/1/2037	4,651	5,174
7.500%, 4/1/2024	12,167	13,213
7.500%, 4/1/2027	10,132	11,550
8.000%, 8/1/2030	12,785	15,353
8.500%, 9/1/2024	5,836	6,332
9.500%, 2/1/2025	410	414

		429,300

Federal National Mortgage Association — 1.8%
3.000%, 8/1/2032	148,453	158,160
4.000%, 3/1/2041	210,841	233,162
5.500%, 1/1/2023	38,107	41,958
5.500%, 2/1/2036	94,404	110,397
6.000%, 9/1/2021	34,970	35,713
6.500%, 8/1/2030	214,279	243,021
6.500%, 12/1/2031	12,823	14,681
6.500%, 11/1/2037	26,730	31,016
7.000%, 3/1/2029	27,715	32,623
7.000%, 7/1/2029	71,938	81,818
7.000%, 2/1/2030	53,148	60,149
7.500%, 10/1/2030	6,504	7,076
8.000%, 10/1/2028	75,964	85,631
8.000%, 4/1/2030	21,014	25,791

		1,161,196

Government National Mortgage Association — 0.4%
5.000%, 4/15/2034	177,866	204,794
7.000%, 8/15/2031	25,421	30,075
9.500%, 10/15/2024	35	35

		234,904

Total U.S. Government Agency-Mortgage Securities (identified cost $1,664,724)		1,825,400

Short-Term Investments — 18.8%

Collateral Pool Investments for Securities on Loan — 16.9%
Collateral pool allocation (3)		11,191,115

Mutual Funds — 1.9%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	1,241,696	1,241,820

Total Short-Term Investments (identified cost $12,432,553)		12,432,935

Total Investments — 118.8% (identified cost $80,675,781)		78,697,052
Other Assets and Liabilities — (18.8)%		(12,452,312)

Total Net Assets — 100.0%		$66,244,740

Corporate Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes — 98.4%

Aerospace/Defense — 2.3%
BAE Systems PLC, 3.400%, 4/15/2030 (5)	$1,800,000	$1,958,028
Boeing Co.:
2.800%, 3/1/2024	2,000,000	1,967,131
4.875%, 5/1/2025	2,000,000	2,125,509
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	2,000,000	1,998,760

		8,049,428

Agriculture — 2.5%
BAT Capital Corp., 4.540%, 8/15/2047	2,750,000	2,934,435
Bunge, Ltd. Finance Corp.:
3.250%, 8/15/2026	1,000,000	1,008,403
3.750%, 9/25/2027	1,800,000	1,811,474
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (1) (5)	1,750,000	1,797,363
Philip Morris International, Inc., 2.900%, 11/15/2021 (1)	1,000,000	1,031,489

		8,583,164

Airlines — 0.7%
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (1)	1,960,000	1,588,257
3.750%, 10/28/2029	1,000,000	778,822

		2,367,079

Auto Manufacturers — 4.1%
Daimler Finance North America LLC:
2.000%, 7/6/2021 (1) (5)	2,500,000	2,490,090
3.700%, 5/4/2023 (1) (5)	750,000	774,077
Ford Motor Co., 5.291%, 12/8/2046	2,000,000	1,590,420
Ford Motor Credit Co. LLC:
2.645% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	750,000	682,697
4.134%, 8/4/2025 (1)	1,500,000	1,410,315
General Motors Financial Co., Inc.:
4.000%, 1/15/2025 (1)	1,000,000	1,008,843
4.350%, 1/17/2027 (1)	1,500,000	1,502,667
Hyundai Capital America, 2.650%, 2/10/2025 (5)	2,000,000	1,888,771
Navistar International Corp., 9.500%, 5/1/2025 (5)	800,000	864,000
Toyota Motor Credit Corp., 3.400%, 4/14/2025 (1)	2,000,000	2,206,459

		14,418,339

Banks — 12.8%
Banco Santander SA, 2.871% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	2,000,000	2,006,988
Bank of America Corp.:
1.866% (LIBOR 3 Month + 65 basis points), 6/25/2022 (6)	1,000,000	995,864
3.458% (LIBOR 3 Month + 97 basis points), 3/15/2025 (6)	1,000,000	1,075,673
3.824% (LIBOR 3 Month + 158 basis points), 1/20/2028 (6)	1,250,000	1,390,439
Capital One Financial Corp.:
1.949% (LIBOR 3 Month + 95 basis points), 3/9/2022 (6)	1,500,000	1,490,608
3.300%, 10/30/2024 (1)	1,250,000	1,302,256
Citigroup, Inc., 3.010% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	2,000,000	2,013,414
Deutsche Bank AG, 4.250%, 2/4/2021	2,000,000	2,019,952
Goldman Sachs Group, Inc.:
2.101% (LIBOR 3 Month + 111 basis points), 4/26/2022 (6)	1,000,000	1,001,145
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (6)	1,250,000	1,410,074
HSBC Holdings PLC:
2.020% (LIBOR 3 Month + 166 basis points), 5/25/2021 (6)	1,500,000	1,512,843
3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	2,150,000	2,349,331
JPMorgan Chase & Co., 3.509% (LIBOR 3 Month + 95 basis points), 1/23/2029 (6)	1,500,000	1,640,311

Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	2,000,000	2,057,712
Mizuho Financial Group, Inc., 2.953%, 2/28/2022 (1)	2,500,000	2,585,398
Morgan Stanley:
2.699% (SOFR + 114 basis points), 1/22/2031 (1) (6)	2,000,000	2,069,293
3.737% (LIBOR 3 Month + 85 basis points), 4/24/2024 (6)	2,750,000	2,942,847
PNC Financial Services Group, Inc., 2.200%, 11/1/2024 (1)	2,000,000	2,099,071
Royal Bank of Canada:
2.033% (LIBOR 3 Month + 66 basis points), 10/5/2023 (6)	2,500,000	2,472,197
2.250%, 11/1/2024	2,000,000	2,102,263
Skandinaviska Enskilda Banken AB, 2.800%, 3/11/2022	2,000,000	2,068,695
Toronto-Dominion Bank, 2.387% (LIBOR 3 Month + 100 basis points), 4/7/2021 (6)	2,000,000	2,012,778
Wells Fargo & Co.:
1.378% (LIBOR 3 Month + 93 basis points), 2/11/2022 (6)	1,640,000	1,640,372
3.584% (LIBOR 3 Month + 131 basis points), 5/22/2028 (6)	2,000,000	2,171,806

		44,431,330

Beverages — 2.6%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046 (1)	2,000,000	2,322,567
Coca-Cola Co., 1.750%, 9/6/2024 (1)	1,800,000	1,899,632
Constellation Brands, Inc., 2.875%, 5/1/2030	500,000	517,899
Fomento Economico Mexicano SAB de C.V., 3.500%, 1/16/2050 (1)	2,500,000	2,551,690
Molson Coors Beverage Co., 4.200%, 7/15/2046	2,000,000	1,894,458

		9,186,246

Biotechnology — 0.9%
Amgen, Inc., 3.150%, 2/21/2040 (1)	1,500,000	1,592,847
Biogen, Inc., 2.250%, 5/1/2030 (1)	1,500,000	1,526,109

		3,118,956

Building Materials — 0.7%
Carrier Global Corp., 2.242%, 2/15/2025 (5)	2,500,000	2,499,657

Chemicals — 4.0%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (1) (5)	1,000,000	911,060
Mosaic Co., 4.050%, 11/15/2027 (1)	2,500,000	2,548,223
Nutrien, Ltd., 4.125%, 3/15/2035	1,000,000	1,077,634
OCP SA, 4.500%, 10/22/2025 (5)	2,000,000	2,004,556
Orbia Advance Corp SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	521,528
6.750%, 9/19/2042 (5)	1,500,000	1,693,942
Sherwin-Williams Co., 3.300%, 5/15/2050	2,000,000	2,020,314
Starfruit Finco BV, 8.000%, 10/1/2026 (5)	1,000,000	1,036,435
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	2,000,000	2,058,184

		13,871,876

Commercial Services — 0.6%
ADT Security Corp., 4.125%, 6/15/2023	500,000	502,553
Element Fleet Management Corp., 3.850%, 6/15/2025	1,500,000	1,507,149

		2,009,702

Computers — 2.2%
Apple, Inc., 3.750%, 11/13/2047	2,000,000	2,429,377
Dell International LLC, 8.350%, 7/15/2046 (5)	2,000,000	2,540,103
Hewlett Packard Enterprise Co.:
2.093% (LIBOR 3 Month + 72 basis points), 10/5/2021 (6)	1,700,000	1,679,411
4.900%, 10/15/2025	1,000,000	1,123,225

		7,772,116

Diversified Financial Services — 6.0%
Ally Financial, Inc., 4.250%, 4/15/2021 (1)	2,500,000	2,530,687
BlackRock, Inc., 2.400%, 4/30/2030 (1)	2,000,000	2,151,846
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	2,000,000	2,039,333
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,500,000	1,644,940
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,500,000	2,503,493
Jefferies Finance LLC, 7.250%, 8/15/2024 (5)	1,875,000	1,638,084
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	543,905
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	540,525
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	543,922

Nasdaq, Inc., 3.250%, 4/28/2050 (1)	1,000,000	1,026,044
Nomura Holdings, Inc., 2.648%, 1/16/2025 (1)	850,000	877,989
Private Export Funding Corp., 1.750%, 11/15/2024	2,000,000	2,096,111
Synchrony Financial, 3.950%, 12/1/2027	2,750,000	2,635,662

		20,772,541

Electric — 3.7%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	822,735
AEP Transmission Co. LLC, 3.800%, 6/15/2049 (1)	2,000,000	2,353,178
Alabama Power Co., 3.750%, 3/1/2045	2,000,000	2,221,299
CenterPoint Energy, Inc., 3.600%, 11/1/2021	3,000,000	3,112,091
Duke Energy Florida LLC, 2.500%, 12/1/2029	2,000,000	2,145,290
Public Service Electric and Gas Co., 3.200%, 8/1/2049 (1)	1,000,000	1,110,807
San Diego Gas & Electric Co., 4.100%, 6/15/2049	1,000,000	1,184,813

		12,950,213

Engineering & Construction — 0.4%
Fluor Corp., 4.250%, 9/15/2028 (1)	1,500,000	1,289,954

Food — 2.4%
Conagra Brands, Inc., 3.800%, 10/22/2021 (1)	2,500,000	2,599,359
JM Smucker Co., 3.550%, 3/15/2050 (1)	1,500,000	1,524,754
Kraft Heinz Foods Co., 4.375%, 6/1/2046	2,200,000	2,083,730
Kroger Co., 4.450%, 2/1/2047 (1)	1,000,000	1,209,195
Sysco Corp., 5.650%, 4/1/2025 (1)	700,000	800,420

		8,217,458

Hand/Machine Tools — 0.3%
Snap-on, Inc., 3.100%, 5/1/2050	1,000,000	1,000,535

Healthcare-Products — 0.8%
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	1,065,715
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025 (1)	1,500,000	1,616,187

		2,681,902

Healthcare-Services — 1.6%
Anthem, Inc., 2.250%, 5/15/2030	3,300,000	3,393,927
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024	2,000,000	2,154,453

		5,548,380

Insurance — 7.5%
Allstate Corp., 1.805% (LIBOR 3 Month + 43 basis points), 3/29/2021 (6)	1,445,000	1,445,880
Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,000,000	1,040,651
Five Corners Funding Trust II, 2.850%, 5/15/2030 (5)	1,250,000	1,279,013
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	2,891,535
Lincoln National Corp., 3.625%, 12/12/2026 (1)	2,000,000	2,161,473
Metropolitan Life Global Funding I, 3.450%, 10/9/2021 (5)	3,000,000	3,110,653
Nationwide Financial Services, Inc., 3.900%, 11/30/2049 (5)	2,500,000	2,459,050
New York Life Insurance Co., 3.750%, 5/15/2050 (5)	1,000,000	1,128,350
Prudential Financial, Inc.:
3.700%, 3/13/2051 (1)	2,000,000	2,120,435
3.935%, 12/7/2049	3,000,000	3,237,422
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	2,000,000	2,042,453
Unum Group:
4.000%, 3/15/2024	2,000,000	2,072,773
4.000%, 6/15/2029	1,000,000	981,859

		25,971,547

Internet — 2.1%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023	2,000,000	2,098,928
Amazon.com, Inc., 4.050%, 8/22/2047 (1)	1,500,000	1,982,042
eBay, Inc., 4.000%, 7/15/2042	1,500,000	1,566,412
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	1,500,000	1,605,115

		7,252,497

Investment Companies — 0.4%
Ares Capital Corp., 3.625%, 1/19/2022 (1)	1,500,000	1,489,948

Iron/Steel — 0.7%
Nucor Corp., 4.400%, 5/1/2048	2,000,000	2,288,293

Lodging — 1.2%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,008,679
MGM Resorts International, 6.750%, 5/1/2025 (1)	1,375,000	1,399,846
Wyndham Destinations, Inc., 5.750%, 4/1/2027	2,000,000	1,815,380

		4,223,905

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc., 3.803%, 8/15/2042	2,000,000	2,379,185

Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp., 4.400%, 3/15/2024 (1)	1,500,000	1,537,289

Media — 2.8%
Charter Communications Operating LLC, 5.375%, 5/1/2047 (1)	2,000,000	2,378,555
Comcast Corp., 4.600%, 10/15/2038	1,750,000	2,182,088
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	1,500,000	1,765,364
Discovery Communications LLC, 3.950%, 3/20/2028 (1)	2,000,000	2,159,046
ViacomCBS, Inc., 4.375%, 3/15/2043	1,500,000	1,436,564

		9,921,617

Mining — 1.3%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	600,000	652,530
Glencore Funding LLC:
4.125%, 5/30/2023 (1) (5)	2,500,000	2,640,284
4.625%, 4/29/2024 (1) (5)	1,000,000	1,079,780

		4,372,594

Miscellaneous Manufacturing — 0.6%
Siemens Financieringsmaatschappij NV, 3.300%, 9/15/2046 (5)	2,000,000	2,214,883

Oil & Gas — 2.9%
BP Capital Markets PLC, 1.610% (LIBOR 3 Month + 87 basis points), 9/16/2021 (6)	2,500,000	2,472,676
Ecopetrol SA, 7.375%, 9/18/2043 (1)	1,500,000	1,769,557
EQT Corp., 3.900%, 10/1/2027	500,000	440,313
Exxon Mobil Corp., 3.095%, 8/16/2049 (1)	1,000,000	1,043,041
Occidental Petroleum Corp., 4.300%, 8/15/2039	1,250,000	737,187
Petroleos Mexicanos, 6.875%, 8/4/2026	1,500,000	1,378,590
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	1,140,109
Valero Energy Corp., 4.000%, 4/1/2029 (1)	1,000,000	1,104,446

		10,085,919

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 4.080%, 12/15/2047 (1)	2,000,000	2,017,323

Pharmaceuticals — 8.4%
AbbVie, Inc., 1.024% (LIBOR 3 Month + 65 basis points), 11/21/2022 (5) (6)	550,000	545,844
AstraZeneca PLC, 3.500%, 8/17/2023	2,000,000	2,167,926
Bausch Health Cos., Inc., 6.500%, 3/15/2022 (5)	1,000,000	1,018,565
Bayer US Finance II LLC, 4.875%, 6/25/2048 (1) (5)	2,350,000	2,975,614
Bristol-Myers Squibb Co.:
0.586% (LIBOR 3 Month + 20 basis points), 11/16/2020 (5) (6)	1,000,000	1,000,642
2.000%, 8/1/2022 (1)	2,500,000	2,553,796
Cigna Corp., 1.493% (LIBOR 3 Month + 65 basis points), 9/17/2021 (6)	1,500,000	1,492,357
CVS Health Corp.:
3.250%, 8/15/2029	2,000,000	2,162,660
4.300%, 3/25/2028	2,500,000	2,861,335
Eli Lilly and Co., 3.700%, 3/1/2045	1,000,000	1,175,781
Express Scripts Holding Co., 4.800%, 7/15/2046	1,500,000	1,696,418
Mylan, Inc., 5.200%, 4/15/2048 (1)	1,500,000	1,730,485
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	2,500,000	2,503,288
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	1,000,000	1,019,802
2.875%, 9/23/2023	2,000,000	2,112,289
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,500,000	2,110,625

		29,127,427

Pipelines — 2.4%
Enable Midstream Partners LP, 4.950%, 5/15/2028	3,000,000	2,549,185
Enbridge, Inc., 1.440% (LIBOR 3 Month + 70 basis points), 6/15/2020 (6)	1,500,000	1,499,989
EQM Midstream Partners LP, 4.000%, 8/1/2024 (1)	1,500,000	1,431,097
MPLX LP, 4.800%, 2/15/2029 (1)	1,250,000	1,365,385
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044 (1)	1,500,000	1,484,732

		8,330,388

Real Estate Investment Trusts — 2.1%
EPR Properties, 5.250%, 7/15/2023	1,000,000	906,916
Kimco Realty Corp., 3.300%, 2/1/2025 (1)	1,250,000	1,266,269
Mid-America Apartments LP, 3.600%, 6/1/2027 (1)	2,275,000	2,434,198
Prologis LP, 2.250%, 4/15/2030	1,500,000	1,544,402
Service Properties Trust, 4.500%, 3/15/2025	1,500,000	1,286,056

		7,437,841

Retail — 4.7%
Gap, Inc., 8.625%, 5/15/2025 (5)	1,300,000	1,371,500
Home Depot, Inc., 4.250%, 4/1/2046	2,000,000	2,529,798
L Brands, Inc., 6.950%, 3/1/2033	1,350,000	910,994
Ross Stores, Inc., 4.600%, 4/15/2025	2,000,000	2,233,115
Starbucks Corp.:
2.550%, 11/15/2030 (1)	1,000,000	1,021,662
3.750%, 12/1/2047 (1)	2,000,000	2,109,743
Target Corp., 3.625%, 4/15/2046 (1)	2,500,000	3,016,282
Walgreens Boots Alliance, Inc., 4.100%, 4/15/2050 (1)	2,000,000	1,954,984
Walmart, Inc., 3.700%, 6/26/2028 (1)	1,000,000	1,184,905

		16,332,983

Semiconductors — 1.5%
Broadcom, Inc., 4.750%, 4/15/2029 (1) (5)	2,000,000	2,204,552
KLA Corp., 3.300%, 3/1/2050 (1)	2,000,000	2,033,130
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	1,000,000	1,117,506

		5,355,188

Software — 2.7%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,657,738
Citrix Systems, Inc., 3.300%, 3/1/2030	1,000,000	1,032,541
Fiserv, Inc., 4.400%, 7/1/2049	2,000,000	2,441,061
Oracle Corp., 4.000%, 11/15/2047	1,000,000	1,178,106
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	2,111,117

		9,420,563

Sovereign — 0.7%
Export-Import Bank of Korea, 3.000%, 11/1/2022 (1)	2,250,000	2,357,707

Telecommunications — 3.1%
AT&T, Inc.:
4.350%, 6/15/2045	1,000,000	1,117,623
4.500%, 5/15/2035 (1)	2,000,000	2,255,168
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	802,760
Motorola Solutions, Inc.:
4.600%, 2/23/2028	1,000,000	1,106,325
5.500%, 9/1/2044	1,000,000	1,063,286
Telecom Italia Capital SA, 7.200%, 7/18/2036	1,500,000	1,722,375
Verizon Communications, Inc., 4.522%, 9/15/2048	2,000,000	2,617,415

		10,684,952

Transportation — 2.2%
CSX Corp., 3.800%, 4/15/2050	1,500,000	1,752,948
FedEx Corp., 4.050%, 2/15/2048 (1)	2,500,000	2,444,410
Union Pacific Corp., 3.250%, 2/5/2050	2,000,000	2,146,408
United Parcel Service, Inc., 5.200%, 4/1/2040	1,000,000	1,334,728

		7,678,494

Trucking & Leasing — 0.5%
Aviation Capital Group LLC, 7.125%, 10/15/2020 (5)	2,000,000	1,927,960

Water — 0.3%
American Water Capital Corp., 2.800%, 5/1/2030	1,000,000	1,076,070

Total Corporate Bonds & Notes (identified cost $323,513,367)		342,253,449

Municipals — 0.1%

California — 0.1%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	502,120

Total Municipals (identified cost $500,000)		502,120

Short-Term Investments — 14.0%

Collateral Pool Investments for Securities on Loan — 12.7%
Collateral pool allocation (3)		44,370,778

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	4,477,154	4,477,602

Total Short-Term Investments (identified cost $48,847,129)		48,848,380

Total Investments — 112.5% (identified cost $372,860,496)		391,603,949

Other Assets and Liabilities — (12.5)%		(43,609,398)

Total Net Assets — 100.0%		$347,994,551

Core Plus Bond Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 1.4%

Automobiles — 0.3%
Nissan Auto Receivables Owner Trust, Class A4, (Series 2016-B), 1.540%, 10/17/2022	$3,037,428	$3,044,408

Credit Cards — 1.1%
Discover Card Execution Note Trust, Class A5, (Series 2018-A5), 3.320%, 3/15/2024	11,815,000	12,255,555

Total Asset-Backed Securities (identified cost $14,953,597)		15,299,963

Collateralized Mortgage Obligations — 4.2%

Federal Home Loan Mortgage Corporation — 2.5%
3.244%, 8/25/2027, (Series K068)	6,000,000	6,837,303
3.310%, 5/25/2023, (Series K032) (6)	19,000,000	20,412,114

		27,249,417

Federal National Mortgage Association — 1.0%
3.384%, 7/25/2028, (Series 2018-M10) (6)	10,000,000	11,527,452

Private Sponsor — 0.5%
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5) (6)	3,500,000	3,586,962
Class B, (Series 2019-K95), 4.053%, 8/25/2052 (5) (6)	1,500,000	1,501,026

		5,087,988

WL Collateral CMO — 0.2%
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.518% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	2,668,833	2,759,151

Total Collateralized Mortgage Obligations (identified cost $43,693,090)		46,624,008

Commercial Mortgage Securities — 4.8%

Private Sponsor — 4.8%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (6)	7,500,000	8,729,345
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	11,021,044
GS Mortgage Securities Trust:
5.311%, 11/10/2046 (6)	2,000,000	1,664,822
Class B, (Series 2020-GC45), 3.405%, 2/13/2053	3,500,000	3,379,952
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,104,171
Wells Fargo Commercial Mortgage Trust:
Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	7,694,754
Class B, (Series 2015-C26), 3.783%, 2/15/2048	7,000,000	6,823,186
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.033%, 9/15/2046 (5) (6)	6,609,000	3,461,923

Total Commercial Mortgage Securities (identified cost $54,217,110)		52,879,197

Corporate Bonds & Notes — 40.2%

Aerospace/Defense — 1.1%
BAE Systems PLC, 3.400%, 4/15/2030 (5)	4,000,000	4,351,172
Boeing Co., 4.875%, 5/1/2025 (1)	3,750,000	3,985,330

Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	3,500,000	3,497,830

		11,834,332

Agriculture — 1.4%
Altria Group, Inc., 5.950%, 2/14/2049	5,000,000	6,494,739
BAT Capital Corp., 4.540%, 8/15/2047 (1)	5,000,000	5,335,337
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027	4,000,000	4,025,498

		15,855,574

Airlines — 0.5%
Delta Air Lines, Inc.:
2.900%, 10/28/2024	2,000,000	1,620,670
3.750%, 10/28/2029 (1)	5,000,000	3,894,111

		5,514,781

Apparel — 0.4%
Tapestry, Inc., 4.125%, 7/15/2027	5,500,000	4,568,505

Auto Manufacturers — 1.8%
Ford Motor Co.:
4.750%, 1/15/2043	5,000,000	3,843,750
5.291%, 12/8/2046	1,500,000	1,192,815
General Motors Co., 5.000%, 10/1/2028 (1)	2,000,000	2,090,507
General Motors Financial Co., Inc., 4.000%, 1/15/2025	4,000,000	4,035,373
Hyundai Capital America, 3.750%, 7/8/2021 (5)	6,500,000	6,559,125
Navistar International Corp., 9.500%, 5/1/2025 (5)	1,850,000	1,998,000

		19,719,570

Banks — 8.2%
Banco Santander SA, 2.871% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	4,000,000	4,013,977
Bank of America Corp., 4.183%, 11/25/2027 (1)	7,500,000	8,420,544
Barclays PLC, 5.200%, 5/12/2026	5,000,000	5,510,225
BB&T Corp., 1.311% (LIBOR 3 Month + 57 basis points), 6/15/2020 (6)	3,000,000	3,001,029
Capital One Financial Corp., 1.949% (LIBOR 3 Month + 95 basis points), 3/9/2022 (6)	1,500,000	1,490,608
Citigroup, Inc.:
2.069% (LIBOR 3 Month + 107 basis points), 12/8/2021 (6)	1,250,000	1,253,597
3.010% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	5,000,000	5,033,534
Goldman Sachs Group, Inc.:
2.101% (LIBOR 3 Month + 111 basis points), 4/26/2022 (1) (6)	5,000,000	5,005,726
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (6)	5,000,000	5,640,298
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	4,000,000	4,370,849
ING Groep NV, 4.100%, 10/2/2023 (1)	5,000,000	5,420,723
JPMorgan Chase & Co.:
2.099% (LIBOR 3 Month + 110 basis points), 6/7/2021 (6)	5,000,000	5,029,196
2.219% (LIBOR 3 Month + 100 basis points), 1/15/2023 (1) (6)	4,000,000	4,007,045
3.625%, 12/1/2027 (1)	5,000,000	5,467,733
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (1) (6)	7,500,000	7,716,422
Mizuho Financial Group, Inc., 0.990% (LIBOR 3 Month + 63 basis points), 5/25/2024 (6)	3,860,000	3,723,097
Morgan Stanley, 3.950%, 4/23/2027 (1)	5,000,000	5,590,919
PNC Financial Services Group, Inc., 2.200%, 11/1/2024 (1)	5,750,000	6,034,829
Regions Financial Corp., 2.250%, 5/18/2025	3,500,000	3,568,983

		90,299,334

Beverages — 0.8%
Fomento Economico Mexicano SAB de C.V., 3.500%, 1/16/2050 (1)	3,000,000	3,062,028
PepsiCo, Inc., 2.875%, 10/15/2049	5,500,000	5,810,267

		8,872,295

Chemicals — 1.5%
Braskem Netherlands Finance BV, 4.500%, 1/31/2030 (5)	1,500,000	1,318,125
Orbia Advance Corp SAB de C.V., 6.750%, 9/19/2042 (5)	4,400,000	4,968,898
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	4,500,000	4,663,957
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	5,250,000	5,402,732

		16,353,712

Commercial Services — 0.8%
Element Fleet Management Corp., 3.850%, 6/15/2025	3,850,000	3,868,349

Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	4,500,000	4,932,293

		8,800,642

Computers — 0.9%
Dell International LLC:
5.300%, 10/1/2029 (1) (5)	2,500,000	2,720,252
8.350%, 7/15/2046 (1) (5)	2,000,000	2,540,102
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,246,449
Seagate HDD Cayman, 4.875%, 6/1/2027 (1)	2,000,000	2,135,176

		9,641,979

Diversified Financial Services — 2.1%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	5,000,000	5,098,333
Charles Schwab Corp., 0.694% (LIBOR 3 Month + 32 basis points), 5/21/2021 (6)	2,000,000	2,000,834
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,500,000	1,502,096
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	543,905
Jefferies Group LLC:
4.150%, 1/23/2030	5,000,000	5,057,866
6.500%, 1/20/2043	1,000,000	1,081,050
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,121,295
Synchrony Financial, 3.950%, 12/1/2027 (1)	6,500,000	6,229,746

		23,635,125

Electric — 1.0%
Berkshire Hathaway Energy Co., 4.050%, 4/15/2025 (1) (5)	3,500,000	3,953,626
Consumers Energy Co., 2.500%, 5/1/2060	2,000,000	1,889,065
Duke Energy Florida LLC, 2.500%, 12/1/2029 (1)	5,000,000	5,363,226

		11,205,917

Food — 2.7%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	1,374,999	1,418,113
Conagra Brands, Inc., 5.400%, 11/1/2048 (1)	5,000,000	6,665,084
General Mills, Inc., 1.716% (LIBOR 3 Month + 54 basis points), 4/16/2021 (6)	1,725,000	1,727,117
JM Smucker Co., 2.375%, 3/15/2030	3,700,000	3,704,858
Kraft Heinz Foods Co., 4.375%, 6/1/2046	5,000,000	4,735,751
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	6,045,975
Pilgrim’s Pride Corp., 5.750%, 3/15/2025 (1) (5)	5,500,000	5,638,077

		29,934,975

Healthcare-Services — 0.7%
Anthem, Inc., 2.375%, 1/15/2025	5,000,000	5,262,406
Molina Healthcare, Inc., 4.375%, 6/15/2028	2,500,000	2,525,000

		7,787,406

Insurance — 2.0%
Brighthouse Financial, Inc., 5.625%, 5/15/2030	2,750,000	2,861,791
Five Corners Funding Trust II, 2.850%, 5/15/2030 (5)	5,000,000	5,116,053
Manulife Financial Corp., 2.484%, 5/19/2027	3,500,000	3,552,166
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	4,300,000	4,391,273
Unum Group, 5.750%, 8/15/2042 (1)	5,930,000	5,845,243

		21,766,526

Internet — 1.4%
eBay, Inc.:
1.630% (LIBOR 3 Month + 87 basis points), 1/30/2023 (6)	7,500,000	7,436,168
4.000%, 7/15/2042	3,500,000	3,654,962
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	3,500,000	3,745,269

		14,836,399

Lodging — 0.4%
MGM Resorts International, 6.750%, 5/1/2025	2,375,000	2,417,917
Wyndham Destinations Inc., 5.400%, 4/1/2024	2,250,000	2,123,201

		4,541,118

Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp., 2.850%, 5/17/2024 (1)	5,000,000	5,419,101

Media — 1.5%
Charter Communications Operating LLC, 5.375%, 5/1/2047	6,500,000	7,730,304
Discovery Communications LLC, 5.300%, 5/15/2049 (1)	5,000,000	5,696,588

ViacomCBS, Inc., 4.375%, 3/15/2043 (1)	3,500,000	3,351,983

		16,778,875

Mining — 0.7%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	1,200,000	1,305,060
Glencore Funding LLC:
4.000%, 3/27/2027 (1) (5)	5,000,000	5,302,156
4.625%, 4/29/2024 (1) (5)	1,000,000	1,079,780

		7,686,996

Oil & Gas — 1.7%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023 (12)	5,000,000	568,225
EQT Corp., 3.900%, 10/1/2027 (1)	1,900,000	1,673,188
Exxon Mobil Corp., 3.095%, 8/16/2049 (1)	6,000,000	6,258,245
Gulfport Energy Corp., 6.000%, 10/15/2024	5,500,000	3,234,687
Occidental Petroleum Corp., 4.400%, 8/15/2049 (1)	2,250,000	1,338,750
Petroleos Mexicanos, 6.875%, 8/4/2026	2,611,000	2,399,666
Valaris PLC, 5.750%, 10/1/2044	1,668,000	140,604
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	5,500,000	3,124,632

		18,737,997

Pharmaceuticals — 1.7%
Bausch Health Cos., Inc., 6.500%, 3/15/2022 (5)	3,158,000	3,216,628
Bayer US Finance II LLC, 4.250%, 12/15/2025 (5)	5,000,000	5,604,533
Mylan, Inc., 5.200%, 4/15/2048 (1)	5,000,000	5,768,283
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	5,000,000	4,221,250

		18,810,694

Pipelines — 0.5%
Energy Transfer Operating LP, 5.150%, 3/15/2045 (1)	4,000,000	3,857,798
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044 (1)	2,000,000	1,979,643

		5,837,441

Real Estate Investment Trusts — 0.9%
EPR Properties, 5.250%, 7/15/2023	910,000	825,294
Service Properties Trust, 4.500%, 3/15/2025	2,500,000	2,143,427
Simon Property Group LP, 3.250%, 9/13/2049 (1)	5,000,000	4,068,465
Welltower, Inc., 4.500%, 1/15/2024	2,500,000	2,628,315

		9,665,501

Retail — 1.4%
Gap, Inc., 8.625%, 5/15/2025 (5)	2,500,000	2,637,500
L Brands, Inc., 6.950%, 3/1/2033 (1)	1,500,000	1,012,215
Ross Stores, Inc., 4.600%, 4/15/2025	5,000,000	5,582,788
Starbucks Corp., 2.550%, 11/15/2030 (1)	2,650,000	2,707,404
Walgreens Boots Alliance, Inc., 3.200%, 4/15/2030 (1)	3,500,000	3,526,553

		15,466,460

Semiconductors — 1.4%
Broadcom, Inc., 4.110%, 9/15/2028 (5)	5,311,000	5,570,626
KLA Corp., 3.300%, 3/1/2050	4,000,000	4,066,259
Marvell Technology Group, Ltd., 4.875%, 6/22/2028 (1)	5,000,000	5,587,529

		15,224,414

Software — 0.6%
CA, Inc., 4.700%, 3/15/2027 (1)	4,000,000	4,252,381
Oracle Corp., 2.400%, 9/15/2023	2,000,000	2,111,522

		6,363,903

Telecommunications — 1.2%
CenturyLink, Inc., 7.600%, 9/15/2039 (1)	4,000,000	4,128,880
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	3,189,858
Telecom Italia SpA, 5.303%, 5/30/2024 (1) (5)	6,000,000	6,302,670

		13,621,408

Trucking & Leasing — 0.4%
Aviation Capital Group LLC, 7.125%, 10/15/2020 (5)	4,000,000	3,855,921

Water — 0.0%
American Water Capital Corp., 2.800%, 5/1/2030 (1)	250,000	269,017

Total Corporate Bonds & Notes (identified cost $432,209,980)		442,905,918

Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	301,272

Total Municipals (identified cost $300,000)		301,272

U.S. Government & U.S. Government Agency Obligations — 22.6%

U.S. Treasury Bonds & Notes — 22.6%
0.375%, 4/30/2025 (1)	25,000,000	25,083,008
1.500%, 10/31/2024 (1)	40,000,000	42,154,687
2.000%, 2/15/2025 (1)	25,000,000	26,989,258
2.000%, 8/15/2025 (1)	25,000,000	27,139,648
2.000%, 2/15/2050	9,830,000	11,270,901
2.250%, 8/15/2049 (1)	10,000,000	12,031,836
2.375%, 5/15/2029 (1)	5,000,000	5,775,684
2.750%, 6/30/2025 (1)	40,000,000	44,873,437
2.875%, 5/15/2049 (1)	20,150,000	27,267,437
3.000%, 8/15/2048 (1)	10,000,000	13,759,766
3.000%, 2/15/2049 (1)	5,000,000	6,903,516
3.375%, 11/15/2048 (1)	4,000,000	5,880,625

Total U.S. Government & U.S. Government Agency Obligations (identified cost $220,621,089)		249,129,803

U.S. Government Agency-Mortgage Securities — 25.9%

Federal Home Loan Mortgage Corporation — 5.6%
3.000%, 11/1/2042	928,296	994,600
3.000%, 4/1/2043	1,117,001	1,214,696
3.000%, 4/1/2043	1,775,614	1,906,832
3.000%, 5/1/2043	1,916,062	2,052,357
3.000%, 7/1/2043	7,547,411	8,084,069
3.000%, 9/1/2043	7,654,683	8,196,530
3.000%, 4/1/2045	6,557,808	6,968,003
3.500%, 12/1/2040	679,118	743,925
3.500%, 12/1/2041	537,394	589,156
3.500%, 3/1/2042	178,799	193,487
3.500%, 12/1/2042	460,639	498,381
3.500%, 11/1/2043	4,671,258	5,059,741
3.500%, 1/1/2044	4,794,796	5,189,485
3.500%, 2/1/2044	5,005,419	5,412,896
3.500%, 11/1/2044	3,434,498	3,693,268
4.000%, 4/1/2026	225,106	239,038
4.000%, 12/1/2039	393,704	433,495
4.000%, 12/1/2040	2,059,916	2,264,757
4.000%, 3/1/2041	165,816	182,248
4.000%, 4/1/2041	4,470,531	4,947,591
4.000%, 8/1/2041	107,200	118,007
4.000%, 11/1/2041	430,326	471,306
4.500%, 3/1/2039	84,653	94,149
4.500%, 5/1/2039	322,709	360,081
4.500%, 2/1/2040	83,897	93,359
4.500%, 2/1/2041	689,323	767,759
5.000%, 12/1/2035	42,999	49,285
5.000%, 1/1/2038	24,075	27,557
5.000%, 3/1/2038	76,672	88,021
5.000%, 3/1/2038	23,132	26,547
5.000%, 2/1/2039	138,598	151,383
5.000%, 1/1/2040	119,301	137,126

6.000%, 6/1/2037	39,866	46,031
6.000%, 1/1/2038	46,611	53,773

		61,348,939

Federal National Mortgage Association — 20.2%
2.500%, 4/1/2050	20,800,000	21,578,231
3.000%, 3/1/2043	2,332,766	2,504,480
3.000%, 7/1/2043	4,918,517	5,265,279
3.000%, 7/1/2043	9,910,966	10,646,047
3.000%, 9/1/2044	6,070,644	6,477,044
3.000%, 1/1/2045	6,659,839	7,093,921
3.000%, 6/1/2045	5,307,032	5,635,451
3.000%, 3/1/2046	10,890,219	11,530,040
3.000%, 7/1/2046	12,947,859	13,702,466
3.000%, 4/1/2049	20,533,409	21,623,377
3.000%, 9/1/2049	21,334,630	22,467,129
3.000%, 9/1/2049	21,164,774	22,288,256
3.000%, 11/1/2049	4,591,075	4,834,782
3.500%, 5/1/2042	849,367	922,539
3.500%, 10/1/2042	587,259	643,630
3.500%, 10/1/2042	605,707	657,917
3.500%, 10/1/2042	767,580	833,738
3.500%, 11/1/2042	388,988	422,516
3.500%, 12/1/2042	784,490	852,119
3.500%, 12/1/2047	3,698,134	3,916,988
3.500%, 3/1/2049	18,239,494	19,258,797
3.500%, 4/1/2049	10,076,128	10,640,346
3.500%, 6/1/2049	17,035,882	17,967,076
4.000%, 11/1/2040	224,791	247,579
4.000%, 1/1/2041	290,854	318,194
4.000%, 2/1/2041	1,664,627	1,832,776
4.000%, 2/1/2041	339,986	374,213
4.000%, 3/1/2041	145,745	161,174
4.000%, 11/1/2041	259,101	284,814
4.000%, 9/1/2048	5,289,608	5,626,558
4.500%, 6/1/2039	491,674	548,529
4.500%, 8/1/2041	289,199	319,753
5.000%, 7/1/2022	43,414	45,762
5.000%, 3/1/2035	159,491	182,076
5.000%, 5/1/2042	372,072	420,496
5.500%, 2/1/2034	27,696	32,357
5.500%, 8/1/2037	277,179	324,039
5.500%, 6/1/2038	39,655	46,123
6.000%, 12/1/2038	13,833	15,643
6.500%, 10/1/2037	27,530	32,888
6.500%, 11/1/2037	13,365	15,508

		222,590,651

Government National Mortgage Association — 0.1%
4.000%, 10/15/2040	277,443	303,678
4.000%, 12/15/2040	367,839	402,483
4.000%, 4/15/2041	356,813	390,904
5.500%, 8/20/2038	55,883	61,377
5.500%, 2/15/2039	37,503	43,506
6.000%, 12/15/2038	40,078	46,121
6.000%, 1/15/2039	18,588	21,615

		1,269,684

Total U.S. Government Agency-Mortgage Securities (identified cost $270,698,197)		285,209,274

Short-Term Investments — 29.5%

Collateral Pool Investments for Securities on Loan — 26.9%
Collateral pool allocation (3)		297,312,031

Mutual Funds — 2.6%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	28,590,882	28,593,741

Total Short-Term Investments (identified cost $325,905,155)		325,905,772

Total Investments — 128.6% (identified cost $1,362,598,218)		1,418,255,207

Other Assets and Liabilities — (28.6)%		(315,494,557)

Total Net Assets — 100.0%		$1,102,760,650

High Yield Bond Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares or Principal Amount	Value

Corporate Bonds & Notes — 106.5%

Aerospace/Defense — 3.0%
Howmet Aerospace, Inc., 6.875%, 5/1/2025	$50,000	$53,181
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	100,000	99,938
TransDigm, Inc., 6.500%, 7/15/2024 (1)	115,000	112,999

		266,118

Airlines — 1.2%
Delta Air Lines, Inc., 7.000%, 5/1/2025 (5)	100,000	103,441

Auto Manufacturers — 1.8%
Ford Motor Co.:
4.750%, 1/15/2043 (1)	35,000	26,906
8.500%, 4/21/2023	50,000	51,938
Navistar International Corp., 9.500%, 5/1/2025 (5)	75,000	81,000

		159,844

Auto Parts & Equipment — 2.5%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	64,000	63,755
Meritor, Inc., 6.250%, 2/15/2024	75,000	74,899
Panther BF Aggregator 2 LP, 8.500%, 5/15/2027 (5)	50,000	49,116
Tenneco, Inc., 5.000%, 7/15/2026	75,000	38,464

		226,234

Banks — 1.2%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	103,578

Building Materials — 1.7%
Standard Industries, Inc.:
5.000%, 2/15/2027 (5)	25,000	25,812
6.000%, 10/15/2025 (5)	25,000	25,828
U.S. Concrete, Inc., 6.375%, 6/1/2024	100,000	99,760

		151,400

Chemicals — 2.7%
Olin Corp.:
5.000%, 2/1/2030	50,000	43,116
5.125%, 9/15/2027	50,000	44,645
Starfruit Finco BV, 8.000%, 10/1/2026 (5)	150,000	155,465

		243,226

Commercial Services — 3.3%
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (5)	50,000	40,250
Nielsen Finance LLC, 5.000%, 4/15/2022 (5)	50,000	50,034
Prime Security Services Borrower LLC, 6.250%, 1/15/2028 (5)	50,000	47,531
United Rentals North America, Inc., 3.875%, 11/15/2027	50,000	50,241
WW International, Inc., 8.625%, 12/1/2025 (5)	100,000	104,614

		292,670

Computers — 1.2%
NCR Corp., 8.125%, 4/15/2025 (5)	100,000	108,125

Cosmetics/Personal Care — 0.2%
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	16,365

Diversified Financial Services — 1.9%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	50,000	50,983
Park Aerospace Holdings, Ltd., 4.500%, 3/15/2023 (5)	25,000	21,204
Springleaf Finance Corp.:

5.375%, 11/15/2029 (1)	75,000	66,661
8.875%, 6/1/2025	25,000	26,063

		164,911

Electric — 2.3%
Drax Finco PLC, 6.625%, 11/1/2025 (5)	100,000	105,386
Talen Energy Supply LLC, 7.625%, 6/1/2028 (5)	50,000	50,630
Vistra Operations Co. LLC, 5.000%, 7/31/2027 (5)	50,000	52,428

		208,444

Entertainment — 0.8%
Scientific Games International, Inc., 5.000%, 10/15/2025 (5)	75,000	70,382

Food — 4.4%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	75,000	77,352
JBS USA LUX SA, 5.500%, 1/15/2030 (1) (5)	75,000	77,986
Lamb Weston Holdings Co., 4.875%, 5/15/2028 (5)	100,000	104,970
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	75,736
Post Holdings, Inc., 5.000%, 8/15/2026 (1) (5)	50,000	51,263

		387,307

Food Service — 0.6%
Aramark Services, Inc., 6.375%, 5/1/2025 (5)	50,000	52,465

Forest Products & Paper — 1.4%
Mercer International, Inc., 6.500%, 2/1/2024	125,000	120,143

Healthcare-Products — 1.2%
Hologic, Inc., 4.625%, 2/1/2028 (5)	50,000	51,928
Teleflex, Inc., 4.250%, 6/1/2028 (5)	50,000	51,625

		103,553

Healthcare-Services — 7.3%
Acadia Healthcare Co., Inc., 6.125%, 3/15/2021	125,000	124,727
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	50,000	51,303
Centene Corp., 4.250%, 12/15/2027 (1)	50,000	52,347
DaVita, Inc., 4.625%, 6/1/2030 (5)	125,000	124,843
HCA, Inc., 5.375%, 9/1/2026	50,000	55,408
LifePoint Health, Inc., 6.750%, 4/15/2025 (5)	50,000	52,875
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.750%, 12/1/2026 (5)	25,000	27,141
Select Medical Corp., 6.250%, 8/15/2026 (5)	50,000	51,990
Tenet Healthcare Corp.:
7.500%, 4/1/2025 (5)	25,000	27,375
8.125%, 4/1/2022	75,000	78,542

		646,551

Home Builders — 4.4%
Beazer Homes USA, Inc., 5.875%, 10/15/2027	50,000	47,158
Taylor Morrison Communities, Inc., 5.875%, 1/31/2025 (5)	188,000	191,232
Toll Brothers Finance Corp., 3.800%, 11/1/2029	100,000	98,184
TRI Pointe Group, Inc., 5.875%, 6/15/2024	51,000	51,489

		388,063

Home Furnishings — 0.8%
Tempur Sealy International, Inc., 5.625%, 10/15/2023	75,000	75,273

Investment Companies — 2.2%
Goldman Sachs BDC, Inc., 3.750%, 2/10/2025	25,000	25,043
Icahn Enterprises LP:
4.750%, 9/15/2024	50,000	48,453
6.250%, 5/15/2026	50,000	50,377
Owl Rock Capital Corp., 5.250%, 4/15/2024	75,000	75,135

		199,008

Iron/Steel — 0.6%
United States Steel Corp., 6.875%, 8/15/2025 (1)	75,000	50,445

Lodging — 3.5%
Boyd Gaming Corp., 6.000%, 8/15/2026	50,000	48,804

Hilton Domestic Operating Co., Inc., 5.125%, 5/1/2026	50,000	50,322
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028 (5)	50,000	44,197
MGM Resorts International, 6.750%, 5/1/2025 (1)	75,000	76,355
Station Casinos LLC, 4.500%, 2/15/2028 (5)	50,000	44,219
Wynn Las Vegas LLC, 5.250%, 5/15/2027 (5)	50,000	46,453

		310,350

Media — 10.7%
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	204,229
AMC Networks, Inc., 5.000%, 4/1/2024	50,000	50,281
Block Communications, Inc., 4.875%, 3/1/2028 (5)	50,000	49,867
Cablevision Systems Corp., 5.875%, 9/15/2022	75,000	79,239
CCO Holdings LLC, 5.500%, 5/1/2026 (1) (5)	200,000	212,081
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (5)	100,000	60,532
Gray Television, Inc., 5.875%, 7/15/2026 (5)	75,000	77,611
Sinclair Television Group, Inc., 5.125%, 2/15/2027 (5)	75,000	70,045
Sirius XM Radio, Inc.:
5.000%, 8/1/2027 (5)	25,000	26,183
5.375%, 7/15/2026 (5)	50,000	52,002
TEGNA, Inc., 5.000%, 9/15/2029 (5)	75,000	70,805

		952,875

Mining — 2.4%
Alcoa Nederland Holding BV, 6.125%, 5/15/2028 (5)	25,000	24,442
Freeport-McMoRan, Inc., 4.125%, 3/1/2028	50,000	48,547
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (5)	75,000	71,202
Novelis Corp., 4.750%, 1/30/2030 (5)	75,000	71,613

		215,804

Oil & Gas — 6.0%
Aker BP ASA, 3.750%, 1/15/2030 (5)	150,000	137,948
Callon Petroleum Co., 6.250%, 4/15/2023	50,000	16,344
Chesapeake Energy Corp., 11.500%, 1/1/2025 (5)	52,000	3,510
Diamondback Energy, Inc., 3.250%, 12/1/2026	50,000	48,682
Gulfport Energy Corp., 6.000%, 10/15/2024	100,000	58,812
Oasis Petroleum, Inc., 6.875%, 3/15/2022	50,000	9,281
PBF Holding Co. LLC, 7.250%, 6/15/2025	100,000	92,077
Petroleos Mexicanos, 6.875%, 8/4/2026	50,000	45,953
QEP Resources, Inc., 5.250%, 5/1/2023	100,000	53,563
Transocean, Inc., 7.250%, 11/1/2025 (5)	75,000	42,375
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	50,000	28,406

		536,951

Oil & Gas Services — 1.9%
Archrock Partners LP:
6.250%, 4/1/2028 (5)	50,000	47,594
6.875%, 4/1/2027 (5)	50,000	47,145
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	100,000	38,466
SESI LLC, 7.750%, 9/15/2024	100,000	34,365

		167,570

Packaging & Containers — 1.4%
Mauser Packaging Solutions Holding Co., 5.500%, 4/15/2024 (5)	50,000	49,781
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025 (5)	75,000	75,461

		125,242

Pharmaceuticals — 3.5%
Bausch Health Cos., Inc.:
5.000%, 1/30/2028 (5)	125,000	121,170
5.500%, 3/1/2023 (5)	62,000	62,410
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.000%, 4/15/2025 (5)	52,000	34,580
Par Pharmaceutical, Inc., 7.500%, 4/1/2027 (5)	25,000	25,546
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023 (1)	75,000	71,070

		314,776

Pipelines — 3.2%
Antero Midstream Partners LP, 5.375%, 9/15/2024 (1)	100,000	83,813
Buckeye Partners LP, 4.125%, 3/1/2025 (5)	50,000	49,219
Enable Midstream Partners LP, 4.400%, 3/15/2027	125,000	107,409

Genesis Energy LP, 6.000%, 5/15/2023	50,000	47,307

		287,748

Real Estate Investment Trusts — 5.7%
Diversified Healthcare Trust, 4.750%, 2/15/2028	75,000	62,492
Iron Mountain, Inc., 4.875%, 9/15/2027 (1) (5)	75,000	75,593
iStar, Inc., 4.250%, 8/1/2025	125,000	109,922
MPT Operating Partnership LP, 4.625%, 8/1/2029 (1)	100,000	99,234
Service Properties Trust, 4.500%, 3/15/2025	100,000	85,737
Starwood Property Trust, Inc., 3.625%, 2/1/2021	75,000	73,772

		506,750

Retail — 10.3%
Asbury Automotive Group, Inc., 4.500%, 3/1/2028 (5)	53,000	50,383
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	50,000	47,365
Gap, Inc., 8.625%, 5/15/2025 (5)	50,000	52,750
IRB Holding Corp., 7.000%, 6/15/2025 (5)	100,000	104,000
New Red Finance, Inc., 5.000%, 10/15/2025 (5)	100,000	101,330
Nordstrom, Inc., 8.750%, 5/15/2025 (5)	100,000	107,459
Party City Holdings, Inc., 6.625%, 8/1/2026 (5)	100,000	16,375
Penske Automotive Group, Inc., 5.375%, 12/1/2024	100,000	97,865
QVC, Inc., 4.750%, 2/15/2027	100,000	95,750
Rite Aid Corp., 6.125%, 4/1/2023 (5)	75,000	69,984
Sally Holdings LLC / Sally Capital, Inc., 5.500%, 11/1/2023	75,000	72,422
Staples, Inc., 10.750%, 4/15/2027 (5)	75,000	51,201
Yum! Brands, Inc., 4.750%, 1/15/2030 (5)	50,000	52,053

		918,937

Software — 0.9%
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (1) (5)	75,000	78,422

Telecommunications — 7.2%
Altice France SA, 7.375%, 5/1/2026 (1) (5)	100,000	105,482
CenturyLink, Inc., 5.800%, 3/15/2022	50,000	52,236
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (5)	100,000	103,312
CommScope, Inc., 5.500%, 6/15/2024 (5)	108,000	106,513
Sprint Communications, Inc., 6.000%, 11/15/2022	75,000	79,854
Sprint Corp.:
7.125%, 6/15/2024	50,000	56,820
7.625%, 3/1/2026	50,000	59,866
Telecom Italia Capital SA, 6.000%, 9/30/2034	25,000	27,010
T-Mobile USA, Inc., 4.500%, 2/1/2026	50,000	51,509

		642,602

Toys/Games/Hobbies — 1.2%
Mattel, Inc., 5.875%, 12/15/2027 (5)	100,000	101,982

Transportation — 0.8%
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (5)	75,000	75,151

Trucking & Leasing — 1.1%
Aviation Capital Group LLC, 7.125%, 10/15/2020 (5)	100,000	96,398

Total Corporate Bonds & Notes (identified cost $10,206,534)		9,469,104

Short-Term Investments — 18.9%

Collateral Pool Investments for Securities on Loan — 16.0%
Collateral pool allocation (3)		1,420,703

Mutual Funds — 2.9%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (4)	256,211	256,237

Total Short-Term Investments (identified cost $1,676,927)		1,676,940

Total Investments — 125.4% (identified cost $11,883,461)		11,146,044

Other Assets and Liabilities — (25.4)%	(2,256,754)

Total Net Assets — 100.0%	$8,889,290

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2020. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of May 31, 2020. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedule of Investments.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.
(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At May 31, 2020 these securities amounted to:

Fund	Amount	% of Total Net Assets

Global Low Volatility Equity Fund	$319,270	2.34%

Disciplined International Equity Fund	843,035	2.00

LGM Emerging Markets Equity Fund	8,834,529	3.71

Alternative Strategies Fund	67,953	0.37

Ultra Short Tax-Free Fund	106,861,828	20.02

Short Tax-Free Fund	4,920,834	3.78

Short-Term Income Fund	30,795,268	12.34

Intermediate Tax-Free Fund	45,863,168	2.52

Strategic Income Fund	25,594,817	38.64

Corporate Income Fund	63,450,393	18.23

Core Plus Bond Fund	117,444,536	10.65

High Yield Bond Fund	5,519,748	62.09

(6)	Denotes a variable rate security. The rate shown is the current interest rate as of May 31, 2020. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.
(7)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.
(8)	Purchased on a when-issued or delayed delivery basis.
(9)	Each issue shows the rate of the discount at the time of purchase.
(10)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.
(11)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.
(12)	Issue is in default or bankruptcy.

Notes to Schedules of Investments (Unaudited)

Additional Information Associated with the Schedules of Investments (Unaudited)

1.    Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. As of May 31, 2020, the Corporation consisted of 27 portfolios, including 22 diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, and 5 target risk portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Funds	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund	December 16, 2014	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
Corporate Income Fund (2)	December 22, 2008	To maximize total return consistent with current income.
Core Plus Bond Fund (3)	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.

(1) Collectively referred to as the “International Funds.”

(2) Formerly the TCH Corporate Income Fund.

(3) Formerly the TCH Core Plus Bond Fund.

Notes to Schedules of Investments (Unaudited)

2.    Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of May 31, 2020:

Description		Value
BMO Institutional Prime Money Market Fund, 0.139%		$17,900,031

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity Fund	$240,083	$250,081
Disciplined International Equity Fund	416,619	438,480
Pyrford International Stock Fund	12,608,058	13,371,176
LGM Emerging Markets Equity Fund	3,588,954	3,840,294

Total	$16,853,714	$17,900,031

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of May 31, 2020 (1)
Description		Value
Atlantic Asset Securitization LLC, 0.130%, 6/25/2020 (2)		$9,999,133
Atlantic Asset Securitization LLC, 0.430%, 8/20/2020 (2)		4,995,222
Bank of Nova Scotia, 0.290%, 6/18/2020 (2)		5,000,000
Bank of Nova Scotia, 0.410%, 9/03/2020 (2)		3,750,852
Bank of Nova Scotia, 0.475% (LIBOR 3 Month + 9 Basis point), 2/16/2021 (3)		3,601,026
Bank of Nova Scotia, 0.603%, 5/04/2021 (2)		3,510,303
Bedford Row Funding Corp., 0.358% (LIBOR 1 Month + 19 Basis point), 6/25/2020 (3)		5,000,000
BlackRock Liquidity Funds FedFund Portfolio, 0.177%, 6/01/2020 (2)		9,169,460
BMO Government Money Market Fund, 0.010%, 6/01/2020 (4)		54,000,000
BMO Institutional Prime Money Market Fund, 0.139%, 6/01/2020 (4)		330,034,001
Canadian Imperial Bank of Commerce, 0.310%, 3/02/2021 (2)		3,148,378
Canadian Imperial Bank of Commerce/New York NY, 0.450%, 10/09/2020 (2)		3,501,357
Collateralized Commercial Paper Co. LLC, 0.200%, 6/08/2020 (2)		4,999,806
Collateralized Commercial Paper Co. LLC, 0.300%, 8/07/2020 (2)		5,000,000
Collateralized Commercial Paper Co. LLC, 0.401%, 12/01/2020 (2)		3,492,883
Collateralized Commercial Paper Co. LLC, 0.543% (LIBOR 3 Month + 11 Basis point), 8/13/2020 (3)		4,500,000
Collateralized Commercial Paper Co. LLC, 1.093% (LIBOR 3 Month + 5 Basis point), 10/23/2020 (3)		3,500,000
Credit Suisse AG-New York Branch, 0.623% (LIBOR 3 Month + 7 Basis point), 2/03/2021 (3)		3,749,748
Credit Suisse AG-New York Branch, 0.806% (LIBOR 3 Month + 25 Basis point), 11/02/2020 (3)		3,753,979
Erste Abwicklungsanstalt, 0.150%, 6/05/2020 (2)		6,999,883
Exxon Corp., 0.410%, 9/22/2020 (2)		3,495,496
Exxon Corp., 1.051%, 7/14/2020 (2)		2,996,238
Glencove Funding DAC, 0.160%, 6/03/2020 (2)		6,499,942
Glencove Funding DAC, 0.192% (LIBOR 1 Week + 10 Basis point), 2/19/2021 (3)		5,750,000
Glencove Funding DAC, 0.400%, 7/23/2020 (2)		4,997,111
Goldman Sachs, 0.310%, 6/25/2020 (2)		5,199,933
Gotham Funding Corp., 0.150%, 6/08/2020 (2)		6,994,796
JP Morgan Securities LLC, 1.607% (LIBOR 3 Month + 22 Basis point), 10/07/2020 (3)		3,750,000
LMA Americas LLC, 0.160%, 6/09/2020 (2)		4,999,822
LMA Americas LLC, 0.320%, 9/10/2020 (2)		3,496,858

Notes to Schedules of Investments (Unaudited)

Description	Value
Longship Funding LLC, 0.160%, 6/16/2020 (2)	$7,499,500
Longship Funding LLC, 0.170%, 6/18/2020 (2)	7,499,398
Manhattan Asset Funding Co. LLC, 0.190%, 6/25/2020 (2)	9,998,733
Mizuho Bank Ltd., 0.322% (LIBOR 1 Month + 10 Basis point), 9/08/2020 (3)	3,498,317
Mizuho Bank Ltd., 0.354% (LIBOR 3 Month + 17 Basis point), 8/14/2020 (3)	3,499,720
Nordea Bank, 0.477% (LIBOR 3 Month + 10 Basis point), 5/21/2021 (3)	3,400,000
Old Line Funding LLC, 1.099% (LIBOR 3 Month + 10 Basis point), 9/09/2020 (3)	3,750,000
Regency Markets No. 1, Llc, 0.180%, 6/09/2020 (2)	4,999,800
Regency Markets No. 1, Llc, 0.180%, 6/25/2020 (2)	7,445,106
Regency Markets No. 1, Llc, 0.190%, 6/15/2020 (2)	9,999,261
Royal Bank of Canada, 0.310%, 6/08/2020 (2)	4,000,000
Sheffield Receivables Co. LLC, 0.160%, 6/10/2020 (2)	4,999,800
Sheffield Receivables Co. LLC, 0.401%, 11/02/2020 (2)	3,494,011
Sheffield Receivables Co. LLC, 0.401%, 11/20/2020 (2)	3,493,311
Sheffield Receivables Co. LLC, 0.411%, 11/17/2020 (2)	3,493,263
Sheffield Receivables Co. LLC, 1.930%, 6/02/2020 (2)	4,999,732
Skandinaviska Enskilda Banken AB, 1.380% (LIBOR 3 Month + 7 Basis point), 10/09/2020 (3)	5,001,585
Skandinaviska Enskilda Banken AB, 1.459%, 1/04/2021 (2)	3,501,246
Skandinaviska Enskilda Banken AB, 1.600% (LIBOR 3 Month + 15 Basis point), 10/02/2020 (3)	4,752,689
Sumitomo Mitsui Banking Corp., 0.474% (LIBOR 3 Month + 42 Basis point), 8/20/2020 (3)	5,005,153
Svenska Handelsbanken AB, 0.531% (LIBOR 1 Month + 25 Basis point), 1/04/2021 (3)	3,498,708
Thunder Bay Funding LLC, 0.701%, 8/27/2020 (2)	4,991,542
Toronto-Dominion Bank, 0.320%, 6/15/2020 (2)	5,000,000
Toronto-Dominion Bank, 0.480%, 9/30/2020 (2)	3,753,435
Total Fina Elf Holdings USA, Inc., 0.060%, 6/01/2020 (2)	18,225,000
Toyota Motor Credit Corp., 0.427% (LIBOR 3 Month + 5 Basis point), 11/13/2020 (3)	3,750,000
Toyota Motor Credit Corp., 0.458% (LIBOR 3 Month + 10 Basis point), 8/18/2020 (3)	5,000,000
United States Treasury Bill, 0.100%, 6/02/2020 (2)	9,999,980
Versailles Commercial Paper, 0.250%, 7/02/2020 (2)	4,998,924
Versailles Commercial Paper, 1.072%, 8/14/2020 (2)	2,993,402
Victory Receivables Corp., 0.150%, 6/03/2020 (2)	9,999,917
Victory Receivables Corp., 0.351%, 11/04/2020 (2)	3,494,692
Westpac Banking Corp., 0.390%, 8/14/2020 (2)	3,500,638
Other	(38,448)

Total	$703,384,642

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$29,161,709	$29,810,959
Dividend Income Fund	53,507,890	54,699,179
Large-Cap Value Fund	62,977,888	64,380,015
Large-Cap Growth Fund	59,562,461	60,888,548
Mid-Cap Value Fund	20,580,463	21,038,663
Mid-Cap Growth Fund	30,247,405	30,920,827
Small-Cap Value Fund	7,471,193	7,637,530
Small-Cap Core Fund	4,499,895	4,600,080
Small-Cap Growth Fund	20,858,197	21,322,580
Short-Term Income Fund	52,620,111	53,791,634
Strategic Income Fund	10,947,385	11,191,115
Corporate Income Fund	43,404,430	44,370,778
Core Plus Bond Fund	290,836,895	297,312,031
High Yield Bond Fund	1,389,761	1,420,703

Total	$688,065,683	$703,384,642

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Each issue shows the rate of the discount at the time of purchase.
(3)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2020.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

Notes to Schedules of Investments (Unaudited)

3.     Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended May 31, 2020 the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$232,902,682	$—	$—	$232,902,682
Short-Term Investments	2,485,031	29,810,959	—	32,295,990

Total	$235,387,713	$29,810,959	$—	$265,198,672

Notes to Schedules of Investments (Unaudited)

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$243,820,924	$—	$—	$243,820,924
Short-Term Investments	5,729,476	54,699,179	—	60,428,655

Total	$249,550,400	$54,699,179	$—	$304,249,579

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$245,248,139	$—	$—	$245,248,139
Short-Term Investments	944,545	64,380,015	—	65,324,560

Total	$246,192,684	$64,380,015	$—	$310,572,699

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$459,712,145	$—	$—	$459,712,145
Short-Term Investments	7,671,981	60,888,548	—	68,560,529

Total	$467,384,126	$60,888,548	$—	$528,272,674

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$100,231,855	$—	$—	$100,231,855
Short-Term Investments	1,303,992	21,038,663	—	22,342,655

Total	$101,535,847	$21,038,663	$—	$122,574,510

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$91,366,645	$—	$—	$91,366,645
Short-Term Investments	617,389	30,920,827	—	31,538,216

Total	$91,984,034	$30,920,827	$—	$122,904,861

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$43,687,917	$—	$—	$43,687,917
Short-Term Investments	769,639	7,637,530	—	8,407,169

Total	$44,457,556	$7,637,530	$—	$52,095,086

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$12,197,533	$—	$—	$12,197,533
Short-Term Investments	112,240	4,600,080	—	4,712,320

Total	$12,309,773	$4,600,080	$—	$16,909,853

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$85,623,852	$—	$—	$85,623,852
Short-Term Investments	1,416,234	21,322,580	—	22,738,814

Total	$87,040,086	$21,322,580	$—	$108,362,666

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$105,601	$—	$105,601
Bermuda	90,097	—	—	90,097
Brazil	33,134	—	—	33,134
Canada	1,269,345	—	—	1,269,345
China	—	148,254	—	148,254
Czech Republic	—	221,076	—	221,076
Germany	—	88,240	—	88,240
Hong Kong	—	1,154,049	—	1,154,049

Notes to Schedules of Investments (Unaudited)

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Hungary	$—	$36,660	$—	$36,660
Israel	—	199,369	—	199,369
Italy	—	562,395	—	562,395
Japan	—	1,868,535	—	1,868,535
Malaysia	—	22,607	—	22,607
Mexico	150,985	—	—	150,985
Netherlands	—	370,923	—	370,923
New Zealand	—	316,193	—	316,193
Philippines	—	409,507	—	409,507
Portugal	—	44,141	—	44,141
Singapore	—	490,660	—	490,660
South Africa	—	196,869	—	196,869
Spain	—	100,666	—	100,666
Switzerland	—	556,470	—	556,470
Taiwan	—	687,842	—	687,842
United Kingdom	—	122,419	—	122,419
United States	4,126,090	—	—	4,126,090
Short-Term Investments	381,028	—	—	381,028

Total	$6,050,679	$7,702,476	$—	$13,753,155

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,600,530	$—	$3,600,530
China	—	224,745	—	224,745
Denmark	—	1,434,210	—	1,434,210
Finland	—	615,642	—	615,642
France	—	4,073,632	—	4,073,632
Germany	—	1,450,225	—	1,450,225
Hong Kong	—	967,433	—	967,433
Israel	—	204,791	—	204,791
Italy	102,584	2,084,511	—	2,187,095
Japan	—	9,984,847	—	9,984,847
Netherlands	307,279	1,814,979	—	2,122,258
New Zealand	—	151,588	—	151,588
Norway	—	458,915	—	458,915
Singapore	—	1,504,568	—	1,504,568
Spain	—	796,087	—	796,087
Sweden	—	904,784	—	904,784
Switzerland	793,813	3,820,274	—	4,614,087
United Kingdom	—	5,773,896	—	5,773,896
Short-Term Investments	485,159	—	—	485,159

Total	$1,688,835	$39,865,657	$—	$41,554,492

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$73,347,808	$—	$73,347,808
Finland	—	18,766,196	—	18,766,196
France	—	46,663,027	—	46,663,027
Germany	—	50,577,456	—	50,577,456
Hong Kong	—	25,676,512	—	25,676,512
Japan	—	85,408,210	—	85,408,210
Malaysia	—	18,002,645	—	18,002,645
Netherlands	—	21,078,538	—	21,078,538
Norway	—	11,975,964	—	11,975,964
Singapore	—	27,843,646	—	27,843,646
Sweden	—	16,768,430	—	16,768,430
Switzerland	—	67,727,997	—	67,727,997
Taiwan	—	24,455,174	—	24,455,174
United Kingdom	—	105,118,226	—	105,118,226
Preferred Stocks
Germany	—	11,787,546	—	11,787,546
Preferred Stocks	—	11,787,546	—	11,787,546
Short-Term Investments	33,197,080	—	—	33,197,080

Total	$33,197,080	$605,197,375	$—	$638,394,455

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$6,468,410	$—	$—	$6,468,410
Cayman Islands	—	8,821,388	—	8,821,388
China	4,527,094	27,350,452	—	31,877,546

Notes to Schedules of Investments (Unaudited)

Egypt	—	4,473,783	—	4,473,783
Hong Kong	—	18,908,536	—	18,908,536
India	—	50,289,906	—	50,289,906
Indonesia	—	9,538,683	—	9,538,683
Jersey	—	8,834,529	—	8,834,529
Mexico	14,219,077	—	—	14,219,077
Netherlands	—	5,549,596	—	5,549,596
Nigeria	—	3,001,919	—	3,001,919
Philippines	—	3,397,001	—	3,397,001
Portugal	—	3,826,777	—	3,826,777
Russia	—	11,655,733	—	11,655,733
South Africa	—	13,742,786	—	13,742,786
Taiwan	—	11,248,792	—	11,248,792
United Kingdom	—	4,971,684	—	4,971,684
United States	5,307,802	—	—	5,307,802
Vietnam	—	6,746,010	—	6,746,010
Common Stock Units	6,574,167	—	—	6,574,167

Short-Term Investments	11,904,149	—	—	11,904,149

Total	$49,000,699	$192,357,575	$—	$241,358,274

	Alternative Strategies Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$207,507	$—	$207,507
Bermuda	53,045	—	—	53,045
Canada	400,483	—	—	400,483
Cayman Islands	—	22,300	—	22,300
China	—	12,192	—	12,192
Denmark	—	199,158	—	199,158
France	—	40,031	—	40,031
Germany	—	5,316	—	5,316
Hong Kong	—	122,081	—	122,081
Indonesia	—	77,381	—	77,381
Italy	—	217,672	—	217,672
Japan	—	406,320	—	406,320
Malaysia	—	9,383	—	9,383
Netherlands	—	108,810	—	108,810
New Zealand	—	168,841	—	168,841
Norway	—	31,775	—	31,775
Poland	—	42,339	—	42,339
Singapore	—	137,897	—	137,897
South Korea	—	166,598	—	166,598
Sweden	—	20,169	—	20,169
Switzerland	—	155,801	—	155,801
Taiwan	—	142,342	—	142,342
Trinidad	—	5,525	—	5,525
United Kingdom	—	247,389	—	247,389
United States	1,509,395	—	—	1,509,395
Limited Partnership Units	—	17,483	—	17,483
Short-Term Investments	12,480,964	—	—	12,480,964

Total	$14,443,887	$2,564,310	$—	$17,008,197

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$544,525,501	$—	$544,525,501
Repurchase Agreements	—	128,040	—	128,040
Short-Term Investments	—	5,000,000	—	5,000,000

Total	$—	$549,653,541	$—	$549,653,541

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$127,706,547	$—	$127,706,547
Repurchase Agreements	—	196,146	—	196,146

Total	$—	$127,902,693	$—	$127,902,693

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$50,245,457	$—	$50,245,457
Collateralized Mortgage Obligations	—	12,202,454	—	12,202,454
Commercial Mortgage Securities	—	11,857,874	—	11,857,874

Notes to Schedules of Investments (Unaudited)

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$111,651,026	$—	$111,651,026
U.S. Government & U.S. Government Agency Obligations	—	43,573,375	—	43,573,375
U.S. Government Agency-Mortgage Securities	—	5,147,275	—	5,147,275
Short-Term Investments	9,367,156	64,534,591	—	73,901,747

Total	$9,367,156	$299,212,052	$—	$308,579,208

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,809,766,890	$—	$1,809,766,890
Repurchase Agreements	—	195,586	—	195,586

Total	$—	$1,809,962,476	$—	$1,809,962,476

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$156,464	$—	$156,464
Collateralized Mortgage Obligations	—	7,697,343	—	7,697,343
Commercial Mortgage Securities	—	2,124,540	—	2,124,540
Corporate Bonds & Notes	—	54,460,370	—	54,460,370
U.S. Government Agency-Mortgage Securities	—	1,825,400	—	1,825,400
Short-Term Investments	1,241,820	11,191,115	—	12,432,935

Total	$1,241,820	$77,455,232	$—	$78,697,052

	Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$342,253,449	$—	$342,253,449
Municipals	—	502,120	—	502,120
Short-Term Investments	4,477,602	44,370,778	—	48,848,380

Total	$4,477,602	$387,126,347	$—	$391,603,949

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$15,299,963	$—	$15,299,963
Collateralized Mortgage Obligations	—	46,624,008	—	46,624,008
Commercial Mortgage Securities	—	52,879,197	—	52,879,197
Corporate Bonds & Notes	—	442,905,918	—	442,905,918
Municipals	—	301,272	—	301,272
U.S. Government & U.S. Government Agency Obligations	—	249,129,803	—	249,129,803
U.S. Government Agency-Mortgage Securities	—	285,209,274	—	285,209,274
Short-Term Investments	28,593,741	297,312,031	—	325,905,772

Total	$28,593,741	$1,389,661,466	$—	$1,418,255,207

	High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$9,469,104	$—	$9,469,104
Short-Term Investments	256,237	1,420,703	—	1,676,940

Total	$256,237	$10,889,807	$—	$11,146,044

	Unrealized Appreciation(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund:
Long Futures Contracts	$70,285	$—	$—	$70,285
Short Futures Contracts	(82,449)	—	—	(82,449)

Total Futures Contracts	$(12,164)	$—	$—	$(12,164)

Long Forward Contracts	$—	$70,707	$—	$70,707
Short Forwards Contracts	—	(100,270)	—	(100,270)

Total Forward Contracts	$—	$(29,563)	$—	$(29,563)

Notes to Schedules of Investments (Unaudited)

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Total Return Swap Agreements	$—	$(451,991)	$—	$(451,991)

4.    Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2020 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Notes to Schedules of Investments (Unaudited)

Security/Fund Description	Value, Beginning of Period	Purchases (1)	Sales Proceeds (1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 0.139%
Low Volatility Equity Fund	$5,840,436	$139,725,903	$143,082,640	$194	$1,138	$2,485,031	$53,698	$—
Dividend Income Fund	28,264,217	51,937,840	74,472,731	2,791	(2,641)	5,729,476	62,348	—
Large-Cap Value Fund	5,888,195	143,765,565	148,708,895	379	(699)	944,545	54,034	—
Large-Cap Growth Fund	5	90,023,127	82,353,886	2,051	684	7,671,981	70,969	—
Mid-Cap Value Fund	1,259,074	23,046,190	23,001,343	—	71	1,303,992	18,976	—
Mid-Cap Growth Fund	687,000	14,174,194	14,243,816	(3)	14	617,389	14,191	—
Small-Cap Value Fund	511,829	7,746,696	7,488,884	135	(137)	769,639	7,448	—
Small-Cap Core Fund	233,030	2,817,357	2,937,919	49	(277)	112,240	2,267	—
Small-Cap Growth Fund	1,221,390	18,602,309	18,407,468	110	(107)	1,416,234	12,157	—
Global Low Volatility Equity Fund	621,645	5,553,071	6,043,700	(64)	(5)	130,947	6,814	—
Disciplined International Equity Fund	182,205	13,920,382	14,056,169	(3)	264	46,679	6,001	—
Pyrford International Stock Fund	26,959,715	148,720,153	155,853,171	7,512	(8,305)	19,825,904	223,313	—
LGM Emerging Markets Equity Fund	16,712,847	71,001,247	79,654,229	939	3,051	8,063,855	98,296	—
Alternative Strategies Fund	19,001,273	54,512,750	61,028,243	(920)	(3,896)	12,480,964	220,259	—
Short-Term Income Fund	3,541,770	148,530,163	142,705,651	1,454	(580)	9,367,156	80,357	—
Strategic Income Fund	1,992,682	19,938,122	20,690,262	374	904	1,241,820	24,452	—
Corporate Income Fund	19,020,393	119,939,460	134,481,689	(118)	(444)	4,477,602	149,334	—
Core Plus Bond Fund	40,249,132	381,067,927	392,733,843	(154)	10,679	28,593,741	317,749	—
High Yield Bond Fund	439,932	4,956,844	5,140,632	7	86	256,237	6,136	—

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income
Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.139%
Disciplined International Equity Fund	$6,280,673	$13,415,187	$19,257,380	$—	$—	$438,480	$9,367
Global Low Volatility Equity Fund	743,529	7,170,048	7,663,496	—	—	250,081	1,740
Pyrford International Stock Fund	12,915,868	232,561,466	232,106,158	—	—	13,371,176	122,770
LGM Emerging Markets Equity Fund	1,884,447	117,409,422	115,453,575	—	—	3,840,294	121,859

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Government Money Market Fund, Premier Class, 0.010%
Low Volatility Equity Fund	$4,368,527	$42,510,735	$44,590,625	$—	$—	$2,288,637	$1,470
Dividend Income Fund	5,582,475	63,601,045	64,984,174	—	—	4,199,346	1,663
Large-Cap Value Fund	5,905,804	70,923,573	71,886,817	—	—	4,942,560	2,131
Large-Cap Growth Fund	7,435,061	78,023,496	80,784,043	—	—	4,674,514	2,486
Mid-Cap Value Fund	2,845,282	28,594,290	29,824,399	—	—	1,615,173	1,086
Mid-Cap Growth Fund	1,522,380	26,286,303	25,434,840	—	—	2,373,843	825
Small-Cap Value Fund	1,317,481	12,064,634	12,795,769	—	—	586,346	526
Small-Cap Core Fund	281,825	4,238,133	4,166,802	—	—	353,156	131
Small-Cap Growth Fund	2,341,532	25,771,546	26,476,108	—	—	1,636,970	946
Short-Term Income Fund	2,183,963	42,980,332	41,034,622	—	—	4,129,673	1,221
Strategic Income Fund	1,365,485	14,334,218	14,840,543	—	—	859,160	752
TCH Corporate Income Fund	5,389,867	56,690,368	58,673,817	—	—	3,406,418	2,781
TCH Core Plus Bond Fund	8,259,007	214,996,097	200,429,969	—	—	22,825,135	6,154
High Yield Bond Fund	201,313	1,985,229	2,077,472	—	—	109,070	129

Notes to Schedules of Investments (Unaudited)

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.139%
Low Volatility Equity Fund	$27,640,382	$—	$13,652,829	$—	$—	$13,987,553	$8,982
Dividend Income Fund	35,321,230	—	9,655,914	—	—	25,665,316	10,160
Large-Cap Value Fund	37,366,988	—	7,159,343	—	—	30,207,645	13,024
Large-Cap Growth Fund	47,042,842	—	18,473,422	—	—	28,569,420	15,194
Mid-Cap Value Fund	18,002,561	—	8,131,043	—	—	9,871,518	6,638
Mid-Cap Growth Fund	9,632,344	4,875,969	—	—	—	14,508,313	5,040
Small-Cap Value Fund	8,335,920	—	4,752,327	—	—	3,583,593	3,215
Small-Cap Core Fund	1,783,153	375,243	—	—	—	2,158,396	799
Small-Cap Growth Fund	14,815,253	—	4,810,519	—	—	10,004,734	5,783
Short-Term Income Fund	13,818,288	11,421,200	—	—	—	25,239,488	7,460
Strategic Income Fund	8,639,645	—	3,388,679	—	—	5,250,966	4,594
TCH Corporate Income Fund	34,102,571	—	13,283,428	—	—	20,819,143	16,995
TCH Core Plus Bond Fund	52,256,083	87,245,227	—	—	—	139,501,310	37,607
High Yield Bond Fund	1,273,740	—	607,134	—	—	666,606	788

(1) Includes adjustment for net change in Collateral Pool Pro Rata Allocation of value, at end of period.